MML Conservative Allocation Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 39.0%
MML Blue Chip Growth Fund, Initial Class (a)	466,957	$8,540,643
MML Equity Income Fund, Initial Class (a)	735,272	7,720,355
MML Focused Equity Fund, Class II (a)	1,749,726	12,947,969
MML Foreign Fund, Initial Class (a)	407,694	4,264,476
MML Fundamental Equity Fund, Class II (a)	527,908	5,796,434
MML Fundamental Value Fund, Class II (a)	578,052	7,347,042
MML Global Fund, Class I (a)	1,093,402	4,679,759
MML Income & Growth Fund, Initial Class (a)	331,214	3,312,137
MML International Equity Fund, Class II (a)	1,116,020	12,175,774
MML Large Cap Growth Fund, Initial Class (a)	407,615	6,358,793
MML Mid Cap Growth Fund, Initial Class (a)	497,125	5,204,903
MML Mid Cap Value Fund, Initial Class (a)	524,437	4,347,584
MML Small Cap Growth Equity Fund, Initial Class (a)	114,381	1,131,978
MML Small Company Value Fund, Class II (a)	258,356	2,183,106
MML Small/Mid Cap Value Fund, Initial Class (a)	151,829	1,317,875
MML Strategic Emerging Markets Fund, Class II (a)	318,069	1,704,848
		89,033,676
Fixed Income Funds — 61.1%
Invesco V.I. Global Strategic Income Fund, Series I	1,062,771	4,708,074
MML Dynamic Bond Fund, Class II (a)	3,290,920	27,479,182
MML High Yield Fund, Class II (a)	76,068	677,764
MML Inflation-Protected and Income Fund, Initial Class (a)	603,193	5,374,449
MML Managed Bond Fund, Initial Class (a)	4,099,108	45,352,051
MML Short-Duration Bond Fund, Class II (a)	1,349,729	12,498,490
MML Total Return Bond Fund, Class II (a)	4,434,753	39,912,778
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	450,157	3,416,688
		139,419,476

TOTAL MUTUAL FUNDS (Cost $237,039,064)		228,453,152

TOTAL LONG-TERM INVESTMENTS (Cost $237,039,064)		228,453,152

TOTAL INVESTMENTS — 100.1% (Cost $237,039,064) (b)		228,453,152

Other Assets/(Liabilities) — (0.1)%		(194,008)

NET ASSETS — 100.0%		$228,259,144

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Balanced Allocation Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 48.9%
MML Blue Chip Growth Fund, Initial Class (a)	721,520	$13,196,599
MML Equity Income Fund, Initial Class (a)	1,135,580	11,923,592
MML Focused Equity Fund, Class II (a)	2,745,449	20,316,322
MML Foreign Fund, Initial Class (a)	630,616	6,596,242
MML Fundamental Equity Fund, Class II (a)	819,116	8,993,890
MML Fundamental Value Fund, Class II (a)	903,176	11,479,371
MML Global Fund, Class I (a)	1,694,083	7,250,675
MML Income & Growth Fund, Initial Class (a)	496,236	4,962,358
MML International Equity Fund, Class II (a)	1,775,147	19,366,856
MML Large Cap Growth Fund, Initial Class (a)	641,847	10,012,813
MML Mid Cap Growth Fund, Initial Class (a)	768,501	8,046,209
MML Mid Cap Value Fund, Initial Class (a)	812,006	6,731,530
MML Small Cap Growth Equity Fund, Initial Class (a)	176,248	1,744,244
MML Small Company Value Fund, Class II (a)	399,092	3,372,323
MML Small/Mid Cap Value Fund, Initial Class (a)	231,881	2,012,725
MML Strategic Emerging Markets Fund, Class II (a)	493,711	2,646,294
		138,652,043
Fixed Income Funds — 51.2%
Invesco V.I. Global Strategic Income Fund, Series I	1,098,278	4,865,370
MML Dynamic Bond Fund, Class II (a)	3,450,400	28,810,841
MML High Yield Fund, Class II (a)	78,533	699,725
MML Inflation-Protected and Income Fund, Initial Class (a)	623,506	5,555,438
MML Managed Bond Fund, Initial Class (a)	4,266,124	47,199,891
MML Short-Duration Bond Fund, Class II (a)	1,393,204	12,901,068
MML Total Return Bond Fund, Class II (a)	4,610,012	41,490,108
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	485,638	3,685,990
		145,208,431

TOTAL MUTUAL FUNDS (Cost $295,067,445)		283,860,474

TOTAL LONG-TERM INVESTMENTS (Cost $295,067,445)		283,860,474

TOTAL INVESTMENTS — 100.1% (Cost $295,067,445) (b)		283,860,474

Other Assets/(Liabilities) — (0.1)%		(230,176)

NET ASSETS — 100.0%		$283,630,298

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Moderate Allocation Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 59.0%
MML Blue Chip Growth Fund, Initial Class (a)	2,962,992	$54,193,122
MML Equity Income Fund, Initial Class (a)	4,686,934	49,212,806
MML Focused Equity Fund, Class II (a)	11,090,312	82,068,305
MML Foreign Fund, Initial Class (a)	2,517,286	26,330,810
MML Fundamental Equity Fund, Class II (a)	3,359,527	36,887,611
MML Fundamental Value Fund, Class II (a)	3,708,740	47,138,082
MML Global Fund, Class I (a)	6,797,305	29,092,464
MML Income & Growth Fund, Initial Class (a)	2,087,201	20,872,013
MML International Equity Fund, Class II (a)	7,193,879	78,485,218
MML Large Cap Growth Fund, Initial Class (a)	2,625,529	40,958,260
MML Mid Cap Growth Fund, Initial Class (a)	3,103,475	32,493,380
MML Mid Cap Value Fund, Initial Class (a)	3,237,725	26,840,742
MML Small Cap Growth Equity Fund, Initial Class (a)	706,582	6,992,733
MML Small Company Value Fund, Class II (a)	1,604,185	13,555,361
MML Small/Mid Cap Value Fund, Initial Class (a)	940,924	8,167,218
MML Strategic Emerging Markets Fund, Class II (a)	1,987,069	10,650,690
		563,938,815
Fixed Income Funds — 41.1%
Invesco V.I. Global Strategic Income Fund, Series I	2,941,041	13,028,812
MML Dynamic Bond Fund, Class II (a)	9,350,324	78,075,202
MML High Yield Fund, Class II (a)	210,388	1,874,560
MML Inflation-Protected and Income Fund, Initial Class (a)	1,669,114	14,871,805
MML Managed Bond Fund, Initial Class (a)	11,545,574	127,738,870
MML Short-Duration Bond Fund, Class II (a)	3,741,469	34,646,004
MML Total Return Bond Fund, Class II (a)	12,401,246	111,611,211
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,483,724	11,261,463
		393,107,927

TOTAL MUTUAL FUNDS (Cost $972,994,436)		957,046,742

TOTAL LONG-TERM INVESTMENTS (Cost $972,994,436)		957,046,742

TOTAL INVESTMENTS — 100.1% (Cost $972,994,436) (b)		957,046,742

Other Assets/(Liabilities) — (0.1)%		(766,068)

NET ASSETS — 100.0%		$956,280,674

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth Allocation Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 74.2%
MML Blue Chip Growth Fund, Initial Class (a)	3,440,352	$62,924,030
MML Equity Income Fund, Initial Class (a)	5,371,368	56,399,368
MML Focused Equity Fund, Class II (a)	12,676,512	93,806,185
MML Foreign Fund, Initial Class (a)	2,852,114	29,833,114
MML Fundamental Equity Fund, Class II (a)	3,846,569	42,235,329
MML Fundamental Value Fund, Class II (a)	4,242,561	53,922,953
MML Global Fund, Class I (a)	7,741,644	33,134,235
MML Income & Growth Fund, Initial Class (a)	2,459,188	24,591,882
MML International Equity Fund, Class II (a)	8,310,061	90,662,762
MML Large Cap Growth Fund, Initial Class (a)	3,103,959	48,421,755
MML Mid Cap Growth Fund, Initial Class (a)	3,579,529	37,477,665
MML Mid Cap Value Fund, Initial Class (a)	3,695,007	30,631,612
MML Small Cap Growth Equity Fund, Initial Class (a)	806,815	7,984,693
MML Small Company Value Fund, Class II (a)	1,932,334	16,328,224
MML Small/Mid Cap Value Fund, Initial Class (a)	1,070,948	9,295,826
MML Strategic Emerging Markets Fund, Class II (a)	2,435,829	13,056,044
		650,705,677
Fixed Income Funds — 25.9%
Invesco V.I. Global Strategic Income Fund, Series I	1,679,848	7,441,725
MML Dynamic Bond Fund, Class II (a)	5,345,680	44,636,424
MML High Yield Fund, Class II (a)	120,057	1,069,711
MML Inflation-Protected and Income Fund, Initial Class (a)	953,596	8,496,544
MML Managed Bond Fund, Initial Class (a)	6,625,345	73,302,036
MML Short-Duration Bond Fund, Class II (a)	2,178,762	20,175,338
MML Total Return Bond Fund, Class II (a)	7,164,649	64,481,841
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,032,734	7,838,453
		227,442,072

TOTAL MUTUAL FUNDS (Cost $885,544,080)		878,147,749

TOTAL LONG-TERM INVESTMENTS (Cost $885,544,080)		878,147,749

TOTAL INVESTMENTS — 100.1% (Cost $885,544,080) (b)		878,147,749

Other Assets/(Liabilities) — (0.1)%		(582,929)

NET ASSETS — 100.0%		$877,564,820

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Aggressive Allocation Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 89.8%
MML Blue Chip Growth Fund, Initial Class (a)	563,867	$10,313,126
MML Equity Income Fund, Initial Class (a)	860,099	9,031,044
MML Focused Equity Fund, Class II (a)	2,014,123	14,904,510
MML Foreign Fund, Initial Class (a)	492,543	5,152,000
MML Fundamental Equity Fund, Class II (a)	645,770	7,090,551
MML Fundamental Value Fund, Class II (a)	695,532	8,840,207
MML Global Fund, Class I (a)	1,238,608	5,301,241
MML Income & Growth Fund, Initial Class (a)	388,306	3,883,064
MML International Equity Fund, Class II (a)	1,369,249	14,938,508
MML Large Cap Growth Fund, Initial Class (a)	521,949	8,142,405
MML Mid Cap Growth Fund, Initial Class (a)	576,519	6,036,154
MML Mid Cap Value Fund, Initial Class (a)	591,817	4,906,160
MML Small Cap Growth Equity Fund, Initial Class (a)	129,455	1,281,158
MML Small Company Value Fund, Class II (a)	294,118	2,485,301
MML Small/Mid Cap Value Fund, Initial Class (a)	172,682	1,498,880
MML Strategic Emerging Markets Fund, Class II (a)	401,363	2,151,305
		105,955,614
Fixed Income Funds — 10.3%
Invesco V.I. Global Strategic Income Fund, Series I	89,359	395,859
MML Dynamic Bond Fund, Class II (a)	275,816	2,303,064
MML High Yield Fund, Class II (a)	6,389	56,926
MML Inflation-Protected and Income Fund, Initial Class (a)	50,729	451,996
MML Managed Bond Fund, Initial Class (a)	346,272	3,831,115
MML Short-Duration Bond Fund, Class II (a)	110,625	1,024,390
MML Total Return Bond Fund, Class II (a)	370,860	3,337,741
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	102,780	780,098
		12,181,189

TOTAL MUTUAL FUNDS (Cost $117,066,725)		118,136,803

TOTAL LONG-TERM INVESTMENTS (Cost $117,066,725)		118,136,803

TOTAL INVESTMENTS — 100.1% (Cost $117,066,725) (b)		118,136,803

Other Assets/(Liabilities) — (0.1)%		(87,392)

NET ASSETS — 100.0%		$118,049,411

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Growth Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 100.1%
American Funds Insurance Series® - Growth Fund, Class 1	2,295,667	$271,921,748
		271,921,748

TOTAL MUTUAL FUNDS (Cost $213,528,283)		271,921,748

TOTAL INVESTMENTS — 100.1% (Cost $213,528,283) (a)		271,921,748

Other Assets/(Liabilities) — (0.1)%		(308,730)

NET ASSETS — 100.0%		$271,613,018

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Core Allocation Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 63.7%
American Funds Insurance Series® Growth-Income Fund, Class 1	2,217,030	$149,671,729
American Funds Insurance Series® International Fund, Class 1	2,979,482	52,826,219
American Funds Insurance Series® Washington Mutual Investors Fund, Class 1	8,970,819	151,875,970
		354,373,918
Fixed Income Funds — 36.4%
American Funds Insurance Series® The Bond Fund Of America, Class 1	21,295,314	202,944,339

TOTAL MUTUAL FUNDS (Cost $510,133,013)		557,318,257

TOTAL LONG-TERM INVESTMENTS (Cost $510,133,013)		557,318,257

TOTAL INVESTMENTS — 100.1% (Cost $510,133,013) (a)		557,318,257

Other Assets/(Liabilities) — (0.1)%		(665,447)

NET ASSETS — 100.0%		$556,652,810

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML Blue Chip Growth Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Communication Services — 15.8%
Alphabet, Inc. Class A	31,167	$4,819,665
Alphabet, Inc. Class C	156,010	24,373,442
Meta Platforms, Inc. Class A	36,147	20,833,685
Netflix, Inc. (a)	11,259	10,499,355
Sea Ltd. ADR (a)	15,160	1,978,228
T-Mobile US, Inc.	21,566	5,751,868
		68,256,243
Consumer Discretionary — 16.2%
Amazon.com, Inc. (a)	190,360	36,217,894
Booking Holdings, Inc.	935	4,307,461
Carvana Co. (a)	45,612	9,536,557
Chipotle Mexican Grill, Inc. (a)	73,162	3,673,464
DoorDash, Inc., Class A (a)	11,042	2,018,146
Lululemon Athletica, Inc. (a)	2,337	661,511
Ross Stores, Inc.	14,469	1,848,994
Tesla, Inc. (a)	37,244	9,652,155
TJX Cos., Inc.	16,728	2,037,470
		69,953,652
Consumer Staples — 1.1%
Colgate-Palmolive Co.	19,375	1,815,437
Mondelez International, Inc. Class A	14,843	1,007,098
Procter & Gamble Co.	11,485	1,957,274
		4,779,809
Energy — 0.2%
Schlumberger NV	23,471	981,088
Financials — 10.3%
Adyen NV ADR (a)	57,574	879,155
Charles Schwab Corp.	19,532	1,528,965
Chubb Ltd.	16,326	4,930,289
Fiserv, Inc. (a)	5,775	1,275,293
Goldman Sachs Group, Inc.	3,588	1,960,088
Marsh & McLennan Cos., Inc.	9,162	2,235,803
Mastercard, Inc. Class A	21,708	11,898,589
Morgan Stanley	16,404	1,913,855
S&P Global, Inc.	3,285	1,669,108
Visa, Inc. Class A	45,778	16,043,358
		44,334,503
Health Care — 9.0%
AstraZeneca PLC Sponsored ADR	1,362	100,107

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Danaher Corp.	13,696	$2,807,680
Elevance Health, Inc.	3,122	1,357,945
Eli Lilly & Co.	18,657	15,409,003
Intuitive Surgical, Inc. (a)	14,350	7,107,124
Stryker Corp.	6,809	2,534,650
Thermo Fisher Scientific, Inc.	5,715	2,843,784
UnitedHealth Group, Inc.	12,754	6,679,908
Zoetis, Inc.	490	80,679
		38,920,880
Industrials — 2.0%
Cintas Corp.	5,507	1,131,854
GE Vernova, Inc.	3,781	1,154,264
General Electric Co.	18,156	3,633,923
Old Dominion Freight Line, Inc.	7,170	1,186,276
TransDigm Group, Inc.	992	1,372,224
Veralto Corp.	3,266	318,272
		8,796,813
Information Technology — 41.1%
Apple, Inc.	181,184	40,246,402
ASML Holding NV	5,445	3,608,020
Broadcom, Inc.	52,250	8,748,218
Confluent, Inc. Class A (a)	12,802	300,079
Crowdstrike Holdings, Inc. Class A (a)	3,729	1,314,771
Datadog, Inc. Class A (a)	5,011	497,141
Intuit, Inc.	4,788	2,939,784
Microsoft Corp.	132,832	49,863,804
Monolithic Power Systems, Inc.	3,099	1,797,358
NVIDIA Corp.	425,838	46,152,322
Palantir Technologies, Inc. Class A (a)	2,400	202,560
Roper Technologies, Inc.	4,648	2,740,368
ServiceNow, Inc. (a)	10,375	8,259,953
Shopify, Inc. Class A (a)	33,391	3,185,001
Synopsys, Inc. (a)	7,900	3,387,915
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	11,161	1,852,726
TE Connectivity PLC	11,831	1,671,957
Texas Instruments, Inc.	3,289	591,033
		177,359,412
Materials — 0.9%
Linde PLC (LIN US)	4,026	1,874,667
Sherwin-Williams Co.	5,219	1,822,422
		3,697,089
Utilities — 0.7%
Constellation Energy Corp.	14,836	2,991,383

TOTAL COMMON STOCK (Cost $257,456,499)		420,070,872

TOTAL EQUITIES (Cost $257,456,499)		420,070,872

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 0.3%
CORPORATE DEBT — 0.3%
Retail — 0.3%
Carvana Co.
PIK 12.000% , Cash 9.000% 12/01/28 (b) (c)	$208,489	$214,665
PIK 13.000% , Cash 11.000% 6/01/30 (b) (c)	367,750	389,301
PIK 14.000% , Cash 9.000% 6/01/31 (b) (c)	468,897	520,950
		1,124,916

TOTAL CORPORATE DEBT (Cost $1,107,170)		1,124,916

TOTAL BONDS & NOTES (Cost $1,107,170)		1,124,916

	Number of Shares
EXCHANGE-TRADED FUNDS — 1.5%
iShares Russell 1000 Growth ETF	5,859	2,115,626
SPDR S&P 500 ETF Trust	8,125	4,545,044

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,776,474)		6,660,670

TOTAL LONG-TERM INVESTMENTS (Cost $265,340,143)		427,856,458

SHORT-TERM INVESTMENTS — 1.0%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.204% (d)	114	114

	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (e)	$4,427,849	4,427,849

TOTAL SHORT-TERM INVESTMENTS (Cost $4,427,963)		4,427,963

TOTAL INVESTMENTS — 100.1% (Cost $269,768,106) (f)		432,284,421

Other Assets/(Liabilities) — (0.1)%		(468,032)

NET ASSETS — 100.0%		$431,816,389

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PIK	Payment in kind

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $1,124,916 or 0.26% of net assets.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Rate disclosed is the 7-day net yield as of March 31, 2025.
(e)	Maturity value of $4,428,187. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $4,516,488.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Income Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.4%

COMMON STOCK — 99.7%
Communication Services — 3.3%
AT&T, Inc.	15,231	$430,733
Comcast Corp. Class A	51,039	1,883,339
News Corp. Class A	146,603	3,990,533
Verizon Communications, Inc.	21,064	955,463
Walt Disney Co.	31,651	3,123,954
		10,384,022
Consumer Discretionary — 2.5%
Home Depot, Inc.	1,875	687,169
Kohl's Corp.	29,633	242,398
Las Vegas Sands Corp.	76,454	2,953,418
Mattel, Inc. (a)	77,952	1,514,607
TJX Cos., Inc.	9,760	1,188,768
Volkswagen AG ADR	133,726	1,351,970
		7,938,330
Consumer Staples — 9.3%
Colgate-Palmolive Co.	31,650	2,965,605
Conagra Brands, Inc.	67,071	1,788,783
Dollar General Corp.	13,117	1,153,378
Kenvue, Inc.	246,368	5,907,905
Keurig Dr. Pepper, Inc.	8,287	283,581
Kimberly-Clark Corp.	41,035	5,835,998
Philip Morris International, Inc.	36,254	5,754,597
Tyson Foods, Inc. Class A	42,453	2,708,926
Walmart, Inc.	38,247	3,357,704
		29,756,477
Energy — 10.0%
Baker Hughes Co.	6,101	268,139
Chevron Corp.	995	166,454
ConocoPhillips	37,959	3,986,454
Enbridge, Inc. (b)	11,369	503,760
EOG Resources, Inc.	10,195	1,307,407
EQT Corp.	43,626	2,330,937
Expand Energy Corp.	10,797	1,201,922
Exxon Mobil Corp.	46,108	5,483,624
Hess Corp.	6,267	1,001,028
Phillips 66	6,100	753,228
Schlumberger NV	53,300	2,227,940
South Bow Corp. (SOBO CN) (b)	50,434	1,288,318
South Bow Corp. (SOBO US) (b)	6,949	177,339
Suncor Energy, Inc. (SU US)	36,200	1,401,664
TC Energy Corp.	32,307	1,525,213

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TotalEnergies SE	79,267	$5,123,083
TotalEnergies SE Sponsored ADR	12,193	788,765
Williams Cos., Inc.	36,656	2,190,563
		31,725,838
Financials — 23.1%
American International Group, Inc.	61,988	5,389,237
Apollo Global Management, Inc.	7,000	958,580
Bank of America Corp.	77,371	3,228,692
Charles Schwab Corp.	75,560	5,914,837
Chubb Ltd.	20,336	6,141,269
Citigroup, Inc.	68,742	4,879,994
Equitable Holdings, Inc.	99,654	5,190,977
Fifth Third Bancorp	74,521	2,921,223
Fiserv, Inc. (a)	17,566	3,879,100
Hartford Insurance Group, Inc.	39,355	4,869,394
Huntington Bancshares, Inc.	245,844	3,690,118
JP Morgan Chase & Co.	21,904	5,373,051
Loews Corp.	38,950	3,579,894
MetLife, Inc.	86,903	6,977,442
Morgan Stanley	5,525	644,602
State Street Corp.	6,338	567,441
US Bancorp	57,590	2,431,450
Wells Fargo & Co.	97,043	6,966,717
		73,604,018
Health Care — 16.4%
AbbVie, Inc.	3,761	788,005
AstraZeneca PLC Sponsored ADR	26,080	1,916,880
Becton Dickinson & Co.	24,254	5,555,621
Biogen, Inc. (a)	6,300	862,092
Bristol-Myers Squibb Co.	24,922	1,519,993
Cardinal Health, Inc.	4,418	608,668
Centene Corp. (a)	8,038	487,987
Cigna Group	10,592	3,484,768
CVS Health Corp.	61,294	4,152,668
Elevance Health, Inc.	15,307	6,657,933
GE HealthCare Technologies, Inc. (a)	5,964	481,354
Humana, Inc.	1,800	476,280
Johnson & Johnson	14,269	2,366,371
Medtronic PLC	36,712	3,298,940
Merck & Co., Inc.	8,199	735,942
Pfizer, Inc.	57,855	1,466,046
Sanofi SA	19,737	2,187,055
Sanofi SA ADR	29,137	1,615,938
Thermo Fisher Scientific, Inc.	3,400	1,691,840
UnitedHealth Group, Inc.	8,105	4,244,994
Viatris, Inc.	243,899	2,124,360
Zimmer Biomet Holdings, Inc.	47,150	5,336,437
		52,060,172
Industrials — 13.4%
3M Co.	7,987	1,172,971
AGCO Corp. (b)	12,046	1,115,098
Boeing Co. (a)	20,878	3,560,743
CSX Corp.	81,011	2,384,154

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cummins, Inc.	6,158	$1,930,164
Ferguson Enterprises, Inc.	6,718	1,076,425
Fortive Corp.	19,915	1,457,380
GE Vernova, Inc.	3,697	1,128,620
General Electric Co.	28,042	5,612,606
L3Harris Technologies, Inc.	25,612	5,360,848
Norfolk Southern Corp.	7,897	1,870,404
Rockwell Automation, Inc.	5,816	1,502,738
Siemens AG Sponsored ADR	36,389	4,198,563
Southwest Airlines Co.	102,154	3,430,331
Stanley Black & Decker, Inc.	52,414	4,029,588
United Parcel Service, Inc. Class B	26,444	2,908,576
		42,739,209
Information Technology — 8.4%
Accenture PLC Class A	8,859	2,764,362
Adobe, Inc. (a)	3,634	1,393,748
Advanced Micro Devices, Inc. (a)	8,808	904,934
Applied Materials, Inc.	12,004	1,742,021
Cisco Systems, Inc.	9,646	595,255
Intel Corp.	48,654	1,104,932
Microsoft Corp.	10,187	3,824,098
QUALCOMM, Inc.	39,380	6,049,162
Salesforce, Inc.	2,100	563,556
Samsung Electronics Co. Ltd.	58,204	2,304,979
TE Connectivity PLC	18,658	2,636,749
Texas Instruments, Inc.	16,212	2,913,296
		26,797,092
Materials — 3.1%
CF Industries Holdings, Inc.	52,664	4,115,692
International Paper Co.	88,117	4,701,042
West Fraser Timber Co. Ltd. (WFG US) (b)	12,467	959,211
		9,775,945
Real Estate — 4.2%
Equity Residential	68,248	4,885,192
Rayonier, Inc.	68,834	1,919,092
Rexford Industrial Realty, Inc.	43,345	1,696,957
Vornado Realty Trust	3,743	138,453
Weyerhaeuser Co.	161,254	4,721,517
		13,361,211
Utilities — 6.0%
Ameren Corp.	41,757	4,192,403
Atmos Energy Corp.	909	140,513
Dominion Energy, Inc.	49,679	2,785,502
NextEra Energy, Inc.	33,047	2,342,702
NiSource, Inc.	6,649	266,558
PG&E Corp.	11,700	201,006
Sempra	35,672	2,545,554

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Southern Co.	71,831	$6,604,860
		19,079,098

TOTAL COMMON STOCK (Cost $248,465,236)		317,221,412

PREFERRED STOCK — 0.7%
Consumer Discretionary — 0.1%
Dr. Ing hc F Porsche AG
5.008% (c)	6,677	332,574
Industrials — 0.4%
Boeing Co. Convertible
6.000%	22,448	1,343,064
Utilities — 0.2%
NextEra Energy, Inc. Convertible
6.926%	15,955	648,252

TOTAL PREFERRED STOCK (Cost $2,540,819)		2,323,890

TOTAL EQUITIES (Cost $251,006,055)		319,545,302

TOTAL LONG-TERM INVESTMENTS (Cost $251,006,055)		319,545,302

SHORT-TERM INVESTMENTS — 1.0%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (d)	1,282,972	1,282,972
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.204% (e)	113	113

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (f)	$1,749,026	1,749,026

TOTAL SHORT-TERM INVESTMENTS (Cost $3,032,111)		3,032,111

TOTAL INVESTMENTS — 101.4% (Cost $254,038,166) (g)		322,577,413

Other Assets/(Liabilities) — (1.4)%		(4,394,521)

NET ASSETS — 100.0%		$318,182,892

Abbreviation Legend

ADR	American Depositary Receipt

MML Equity Income Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $3,762,343 or 1.18% of net assets. The Fund received $2,652,200 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $332,574 or 0.10% of net assets.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(e)	Rate disclosed is the 7-day net yield as of March 31, 2025.
(f)	Maturity value of $1,749,160. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $1,784,043.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Index Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Communication Services — 9.1%
Alphabet, Inc. Class A	73,845	$11,419,391
Alphabet, Inc. Class C	59,887	9,356,146
AT&T, Inc.	90,882	2,570,143
Charter Communications, Inc. Class A (a)	1,224	451,081
Comcast Corp. Class A	47,736	1,761,458
Electronic Arts, Inc.	3,023	436,884
Fox Corp. Class A	2,686	152,028
Fox Corp. Class B	1,590	83,809
Interpublic Group of Cos., Inc.	4,708	127,869
Live Nation Entertainment, Inc. (a)	1,986	259,332
Match Group, Inc.	3,223	100,558
Meta Platforms, Inc. Class A	27,732	15,983,615
Netflix, Inc. (a)	5,414	5,048,717
News Corp. Class A	4,881	132,861
News Corp. Class B	1,399	42,488
Omnicom Group, Inc.	2,469	204,705
Paramount Global Class B	7,637	91,338
T-Mobile US, Inc.	6,077	1,620,797
Take-Two Interactive Software, Inc. (a)	2,093	433,774
TKO Group Holdings, Inc.	837	127,902
Verizon Communications, Inc.	53,315	2,418,368
Walt Disney Co.	22,884	2,258,651
Warner Bros Discovery, Inc. (a)	28,263	303,262
		55,385,177
Consumer Discretionary — 10.2%
Airbnb, Inc. Class A (a)	5,481	654,760
Amazon.com, Inc. (a)	119,439	22,724,464
Aptiv PLC (a)	2,895	172,253
AutoZone, Inc. (a)	212	808,309
Best Buy Co., Inc.	2,474	182,111
Booking Holdings, Inc.	419	1,930,295
Caesars Entertainment, Inc. (a)	2,727	68,175
CarMax, Inc. (a)	1,960	152,723
Carnival Corp. (a)	13,400	261,702
Chipotle Mexican Grill, Inc. (a)	17,137	860,449
Darden Restaurants, Inc.	1,488	309,147
Deckers Outdoor Corp. (a)	1,923	215,011
Domino's Pizza, Inc.	437	200,780
DoorDash, Inc., Class A (a)	4,290	784,083
DR Horton, Inc.	3,587	456,015
eBay, Inc.	6,067	410,918
Expedia Group, Inc.	1,555	261,395
Ford Motor Co.	49,426	495,743
Garmin Ltd.	1,945	422,318
General Motors Co.	12,591	592,155

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Genuine Parts Co.	1,760	$209,686
Hasbro, Inc.	1,682	103,426
Hilton Worldwide Holdings, Inc.	3,038	691,297
Home Depot, Inc.	12,579	4,610,078
Las Vegas Sands Corp.	4,282	165,414
Lennar Corp. Class A	2,933	336,650
LKQ Corp.	3,288	139,872
Lowe's Cos., Inc.	7,134	1,663,863
Lululemon Athletica, Inc. (a)	1,430	404,776
Marriott International, Inc. Class A	2,884	686,969
McDonald's Corp.	9,076	2,835,070
MGM Resorts International (a)	2,904	86,075
Mohawk Industries, Inc. (a)	672	76,729
NIKE, Inc. Class B	14,934	948,010
Norwegian Cruise Line Holdings Ltd. (a)	5,565	105,512
NVR, Inc. (a)	38	275,287
O'Reilly Automotive, Inc. (a)	731	1,047,216
Pool Corp.	488	155,355
PulteGroup, Inc.	2,548	261,934
Ralph Lauren Corp.	514	113,460
Ross Stores, Inc.	4,201	536,846
Royal Caribbean Cruises Ltd.	3,132	643,438
Starbucks Corp.	14,355	1,408,082
Tapestry, Inc.	2,590	182,362
Tesla, Inc. (a)	35,432	9,182,557
TJX Cos., Inc.	14,198	1,729,316
Tractor Supply Co.	6,765	372,751
Ulta Beauty, Inc. (a)	596	218,458
Williams-Sonoma, Inc.	1,555	245,845
Wynn Resorts Ltd.	1,165	97,278
Yum! Brands, Inc.	3,534	556,110
		62,052,528
Consumer Staples — 6.0%
Altria Group, Inc.	21,461	1,288,089
Archer-Daniels-Midland Co.	6,052	290,557
Brown-Forman Corp. Class B	2,358	80,031
Bunge Global SA	1,665	127,239
Campbell's Co.	2,529	100,958
Church & Dwight Co., Inc.	3,150	346,783
Clorox Co.	1,567	230,741
Coca-Cola Co.	48,982	3,508,091
Colgate-Palmolive Co.	10,244	959,863
Conagra Brands, Inc.	6,038	161,033
Constellation Brands, Inc. Class A	1,976	362,636
Costco Wholesale Corp.	5,621	5,316,229
Dollar General Corp.	2,784	244,797
Dollar Tree, Inc. (a)	2,558	192,029
Estee Lauder Cos., Inc. Class A	2,955	195,030
General Mills, Inc.	7,028	420,204
Hershey Co.	1,870	319,826
Hormel Foods Corp.	3,728	115,344
J.M. Smucker Co.	1,346	159,380
Kellanova	3,406	280,961
Kenvue, Inc.	24,282	582,282
Keurig Dr. Pepper, Inc.	15,121	517,441
Kimberly-Clark Corp.	4,221	600,311
Kraft Heinz Co.	11,173	339,994

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kroger Co.	8,430	$570,627
Lamb Weston Holdings, Inc.	1,805	96,207
McCormick & Co., Inc.	3,193	262,816
Molson Coors Beverage Co. Class B	2,247	136,775
Mondelez International, Inc. Class A	16,337	1,108,465
Monster Beverage Corp. (a)	8,862	518,604
PepsiCo, Inc.	17,372	2,604,758
Philip Morris International, Inc.	19,692	3,125,711
Procter & Gamble Co.	29,687	5,059,259
Sysco Corp.	6,151	461,571
Target Corp.	5,834	608,836
Tyson Foods, Inc. Class A	3,618	230,865
Walgreens Boots Alliance, Inc.	9,125	101,926
Walmart, Inc.	54,917	4,821,163
		36,447,432
Energy — 3.6%
APA Corp.	4,495	94,485
Baker Hughes Co.	12,536	550,957
Chevron Corp.	21,166	3,540,860
ConocoPhillips	16,190	1,700,274
Coterra Energy, Inc.	9,339	269,897
Devon Energy Corp.	8,310	310,794
Diamondback Energy, Inc.	2,367	378,436
EOG Resources, Inc.	7,121	913,197
EQT Corp.	7,559	403,877
Expand Energy Corp.	2,662	296,334
Exxon Mobil Corp.	55,142	6,558,038
Halliburton Co.	10,917	276,964
Hess Corp.	3,499	558,895
Kinder Morgan, Inc.	24,487	698,614
Marathon Petroleum Corp.	3,996	582,177
Occidental Petroleum Corp.	8,549	421,979
ONEOK, Inc.	7,858	779,671
Phillips 66	5,229	645,677
Schlumberger NV	17,760	742,368
Targa Resources Corp.	2,762	553,698
Texas Pacific Land Corp.	239	316,673
Valero Energy Corp.	4,009	529,469
Williams Cos., Inc.	15,442	922,814
		22,046,148
Financials — 14.6%
Aflac, Inc.	6,285	698,829
Allstate Corp.	3,354	694,513
American Express Co.	7,028	1,890,883
American International Group, Inc.	7,513	653,180
Ameriprise Financial, Inc.	1,218	589,646
Aon PLC Class A	2,739	1,093,108
Apollo Global Management, Inc.	5,661	775,217
Arch Capital Group Ltd.	4,746	456,470
Arthur J Gallagher & Co.	3,215	1,109,947
Assurant, Inc.	649	136,128
Bank of America Corp.	83,832	3,498,309
Bank of New York Mellon Corp.	9,093	762,630
Berkshire Hathaway, Inc. Class B (a)	23,203	12,357,454
Blackrock, Inc.	1,844	1,745,309

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Blackstone, Inc.	9,262	$1,294,642
Brown & Brown, Inc.	3,009	374,320
Capital One Financial Corp.	4,830	866,019
Cboe Global Markets, Inc.	1,326	300,061
Charles Schwab Corp.	21,579	1,689,204
Chubb Ltd.	4,722	1,425,997
Cincinnati Financial Corp.	1,979	292,338
Citigroup, Inc.	23,767	1,687,219
Citizens Financial Group, Inc.	5,580	228,613
CME Group, Inc.	4,564	1,210,784
Corpay, Inc. (a)	883	307,920
Discover Financial Services	3,180	542,826
Erie Indemnity Co. Class A	309	129,486
Everest Group Ltd.	544	197,652
FactSet Research Systems, Inc.	481	218,682
Fidelity National Information Services, Inc.	6,679	498,788
Fifth Third Bancorp	8,489	332,769
Fiserv, Inc. (a)	7,207	1,591,522
Franklin Resources, Inc.	3,950	76,038
Global Payments, Inc.	3,097	303,258
Globe Life, Inc.	1,077	141,862
Goldman Sachs Group, Inc.	3,952	2,158,938
Hartford Insurance Group, Inc.	3,629	449,016
Huntington Bancshares, Inc.	18,421	276,499
Intercontinental Exchange, Inc.	7,271	1,254,247
Invesco Ltd.	5,760	87,379
Jack Henry & Associates, Inc.	925	168,905
JP Morgan Chase & Co.	35,407	8,685,337
KeyCorp.	12,868	205,759
KKR & Co., Inc.	8,549	988,350
Loews Corp.	2,221	204,132
M&T Bank Corp.	2,102	375,733
MarketAxess Holdings, Inc.	461	99,737
Marsh & McLennan Cos., Inc.	6,222	1,518,355
Mastercard, Inc. Class A	10,305	5,648,377
MetLife, Inc.	7,365	591,336
Moody's Corp.	1,959	912,287
Morgan Stanley	15,668	1,827,986
MSCI, Inc.	981	554,755
Nasdaq, Inc.	5,241	397,582
Northern Trust Corp.	2,458	242,482
PayPal Holdings, Inc. (a)	12,498	815,494
PNC Financial Services Group, Inc.	5,026	883,420
Principal Financial Group, Inc.	2,660	224,424
Progressive Corp.	7,420	2,099,934
Prudential Financial, Inc.	4,460	498,093
Raymond James Financial, Inc.	2,317	321,854
Regions Financial Corp.	11,514	250,199
S&P Global, Inc.	3,987	2,025,795
State Street Corp.	3,630	324,994
Synchrony Financial	4,929	260,941
T. Rowe Price Group, Inc.	2,811	258,247
Travelers Cos., Inc.	2,875	760,322
Truist Financial Corp.	16,560	681,444
US Bancorp	19,757	834,141
Visa, Inc. Class A	21,815	7,645,285
W. R. Berkley Corp.	3,815	271,475
Wells Fargo & Co.	41,637	2,989,120

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Willis Towers Watson PLC	1,259	$425,479
		88,389,476
Health Care — 11.1%
Abbott Laboratories	21,966	2,913,790
AbbVie, Inc.	22,350	4,682,772
Agilent Technologies, Inc.	3,597	420,777
Align Technology, Inc. (a)	888	141,068
Amgen, Inc.	6,791	2,115,736
Baxter International, Inc.	6,459	221,092
Becton Dickinson & Co.	3,628	831,030
Bio-Techne Corp.	2,033	119,195
Biogen, Inc. (a)	1,878	256,986
Boston Scientific Corp. (a)	18,669	1,883,329
Bristol-Myers Squibb Co.	25,687	1,566,650
Cardinal Health, Inc.	3,065	422,265
Cencora, Inc.	2,188	608,461
Centene Corp. (a)	6,278	381,137
Charles River Laboratories International, Inc. (a)	656	98,741
Cigna Group	3,469	1,141,301
Cooper Cos., Inc. (a)	2,521	212,646
CVS Health Corp.	16,010	1,084,677
Danaher Corp.	8,099	1,660,295
DaVita, Inc. (a)	579	88,570
Dexcom, Inc. (a)	4,946	337,762
Edwards Lifesciences Corp. (a)	7,469	541,353
Elevance Health, Inc.	2,937	1,277,478
Eli Lilly & Co.	9,979	8,241,756
GE HealthCare Technologies, Inc. (a)	5,785	466,907
Gilead Sciences, Inc.	15,785	1,768,709
HCA Healthcare, Inc.	2,261	781,289
Henry Schein, Inc. (a)	1,578	108,077
Hologic, Inc. (a)	2,795	172,647
Humana, Inc.	1,525	403,515
IDEXX Laboratories, Inc. (a)	1,037	435,488
Incyte Corp. (a)	2,048	124,006
Insulet Corp. (a)	888	233,198
Intuitive Surgical, Inc. (a)	4,521	2,239,116
IQVIA Holdings, Inc. (a)	2,103	370,759
Johnson & Johnson	30,492	5,056,793
Labcorp Holdings, Inc.	1,059	246,472
McKesson Corp.	1,587	1,068,035
Medtronic PLC	16,242	1,459,506
Merck & Co., Inc.	32,037	2,875,641
Mettler-Toledo International, Inc. (a)	267	315,303
Moderna, Inc. (a)	4,347	123,237
Molina Healthcare, Inc. (a)	702	231,232
Pfizer, Inc.	71,772	1,818,702
Quest Diagnostics, Inc.	1,385	234,342
Regeneron Pharmaceuticals, Inc.	1,333	845,429
ResMed, Inc.	1,859	416,137
Revvity, Inc.	1,540	162,932
Solventum Corp. (a)	1,749	132,994
STERIS PLC	1,250	283,312
Stryker Corp.	4,345	1,617,426
Thermo Fisher Scientific, Inc.	4,844	2,410,374
UnitedHealth Group, Inc.	11,645	6,099,069
Universal Health Services, Inc. Class B	743	139,610

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vertex Pharmaceuticals, Inc. (a)	3,249	$1,575,180
Viatris, Inc.	15,117	131,669
Waters Corp. (a)	752	277,165
West Pharmaceutical Services, Inc.	917	205,298
Zimmer Biomet Holdings, Inc.	2,518	284,987
Zoetis, Inc.	5,655	931,096
		67,294,519
Industrials — 8.4%
3M Co.	6,864	1,008,047
A.O. Smith Corp.	1,459	95,360
Allegion PLC	1,100	143,506
AMETEK, Inc.	2,930	504,370
Automatic Data Processing, Inc.	5,161	1,576,840
Axon Enterprise, Inc. (a)	917	482,296
Boeing Co. (a)	9,498	1,619,884
Broadridge Financial Solutions, Inc.	1,480	358,841
Builders FirstSource, Inc. (a)	1,457	182,038
C.H. Robinson Worldwide, Inc.	1,465	150,016
Carrier Global Corp.	10,240	649,216
Caterpillar, Inc.	6,060	1,998,588
Cintas Corp.	4,341	892,206
Copart, Inc. (a)	11,103	628,319
CSX Corp.	24,429	718,945
Cummins, Inc.	1,738	544,759
Dayforce, Inc. (a)	2,084	121,560
Deere & Co.	3,211	1,507,083
Delta Air Lines, Inc.	8,120	354,032
Dover Corp.	1,738	305,332
Eaton Corp. PLC	5,005	1,360,509
Emerson Electric Co.	7,150	783,926
Equifax, Inc.	1,569	382,146
Expeditors International of Washington, Inc.	1,772	213,083
Fastenal Co.	7,254	562,548
FedEx Corp.	2,807	684,290
Fortive Corp.	4,324	316,430
GE Vernova, Inc.	3,491	1,065,732
Generac Holdings, Inc. (a)	753	95,367
General Dynamics Corp.	3,208	874,437
General Electric Co.	13,594	2,720,839
Honeywell International, Inc.	8,235	1,743,761
Howmet Aerospace, Inc.	5,145	667,461
Hubbell, Inc.	680	225,019
Huntington Ingalls Industries, Inc.	502	102,428
IDEX Corp.	959	173,550
Illinois Tool Works, Inc.	3,382	838,770
Ingersoll Rand, Inc.	5,104	408,473
Jacobs Solutions, Inc.	1,573	190,160
JB Hunt Transport Services, Inc.	1,009	149,282
Johnson Controls International PLC	8,369	670,441
L3Harris Technologies, Inc.	2,374	496,902
Leidos Holdings, Inc.	1,690	228,049
Lennox International, Inc.	406	227,697
Lockheed Martin Corp.	2,652	1,184,675
Masco Corp.	2,659	184,907
Nordson Corp.	687	138,582
Norfolk Southern Corp.	2,866	678,812
Northrop Grumman Corp.	1,722	881,681

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Old Dominion Freight Line, Inc.	2,379	$393,606
Otis Worldwide Corp.	5,008	516,826
PACCAR, Inc.	6,640	646,537
Parker-Hannifin Corp.	1,630	990,795
Paychex, Inc.	4,057	625,914
Paycom Software, Inc.	590	128,903
Pentair PLC	2,093	183,096
Quanta Services, Inc.	1,870	475,317
Republic Services, Inc.	2,579	624,531
Rockwell Automation, Inc.	1,430	369,483
Rollins, Inc.	3,558	192,239
RTX Corp.	16,856	2,232,746
Snap-on, Inc.	665	224,112
Southwest Airlines Co.	7,594	255,006
Stanley Black & Decker, Inc.	1,951	149,993
Textron, Inc.	2,345	169,426
Trane Technologies PLC	2,835	955,168
TransDigm Group, Inc.	712	984,902
Uber Technologies, Inc. (a)	26,447	1,926,928
Union Pacific Corp.	7,658	1,809,126
United Airlines Holdings, Inc. (a)	4,165	287,593
United Parcel Service, Inc. Class B	9,262	1,018,727
United Rentals, Inc.	823	515,774
Veralto Corp.	3,132	305,213
Verisk Analytics, Inc.	1,788	532,145
W.W. Grainger, Inc.	561	554,173
Waste Management, Inc.	4,626	1,070,965
Westinghouse Air Brake Technologies Corp.	2,150	389,902
Xylem, Inc.	3,077	367,578
		50,987,919
Information Technology — 29.4%
Accenture PLC Class A	7,928	2,473,853
Adobe, Inc. (a)	5,507	2,112,100
Advanced Micro Devices, Inc. (a)	20,504	2,106,581
Akamai Technologies, Inc. (a)	1,902	153,111
Amphenol Corp. Class A	15,351	1,006,872
Analog Devices, Inc.	6,266	1,263,664
ANSYS, Inc. (a)	1,107	350,432
Apple, Inc.	190,227	42,255,124
Applied Materials, Inc.	10,294	1,493,865
Arista Networks, Inc. (a)	13,082	1,013,593
Autodesk, Inc. (a)	2,723	712,881
Broadcom, Inc.	59,357	9,938,143
Cadence Design Systems, Inc. (a)	3,473	883,288
CDW Corp.	1,688	270,519
Cisco Systems, Inc.	50,486	3,115,491
Cognizant Technology Solutions Corp. Class A	6,279	480,344
Corning, Inc.	9,761	446,859
Crowdstrike Holdings, Inc. Class A (a)	3,114	1,097,934
Dell Technologies, Inc. Class C	3,942	359,313
Enphase Energy, Inc. (a)	1,740	107,967
EPAM Systems, Inc. (a)	718	121,227
F5, Inc. (a)	736	195,975
Fair Isaac Corp. (a)	311	573,534
First Solar, Inc. (a)	1,356	171,439
Fortinet, Inc. (a)	8,056	775,471
Gartner, Inc. (a)	977	410,086

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gen Digital, Inc.	6,868	$182,277
GoDaddy, Inc. Class A (a)	1,806	325,333
Hewlett Packard Enterprise Co.	16,764	258,669
HP, Inc.	11,805	326,880
Intel Corp.	54,812	1,244,781
International Business Machines Corp.	11,711	2,912,057
Intuit, Inc.	3,550	2,179,665
Jabil, Inc.	1,387	188,729
Juniper Networks, Inc.	4,195	151,817
Keysight Technologies, Inc. (a)	2,196	328,895
KLA Corp.	1,684	1,144,783
Lam Research Corp.	16,229	1,179,848
Microchip Technology, Inc.	6,798	329,091
Micron Technology, Inc.	14,109	1,225,931
Microsoft Corp.	94,130	35,335,461
Monolithic Power Systems, Inc.	606	351,468
Motorola Solutions, Inc.	2,117	926,844
NetApp, Inc.	2,594	227,857
NVIDIA Corp.	310,126	33,611,456
NXP Semiconductors NV	3,219	611,803
ON Semiconductor Corp. (a)	5,276	214,680
Oracle Corp.	20,530	2,870,299
Palantir Technologies, Inc. Class A (a)	25,960	2,191,024
Palo Alto Networks, Inc. (a)	8,372	1,428,598
PTC, Inc. (a)	1,522	235,834
QUALCOMM, Inc.	14,015	2,152,844
Roper Technologies, Inc.	1,358	800,650
Salesforce, Inc.	12,125	3,253,865
Seagate Technology Holdings PLC	2,679	227,581
ServiceNow, Inc. (a)	2,609	2,077,129
Skyworks Solutions, Inc.	2,023	130,746
Super Micro Computer, Inc. (a) (b)	6,377	218,348
Synopsys, Inc. (a)	1,956	838,831
TE Connectivity PLC	3,752	530,233
Teledyne Technologies, Inc. (a)	590	293,649
Teradyne, Inc.	2,062	170,321
Texas Instruments, Inc.	11,526	2,071,222
Trimble, Inc. (a)	3,093	203,055
Tyler Technologies, Inc. (a)	542	315,113
VeriSign, Inc. (a)	1,046	265,548
Western Digital Corp. (a)	4,491	181,571
Workday, Inc. Class A (a)	2,717	634,501
Zebra Technologies Corp. Class A (a)	653	184,512
		178,423,465
Materials — 2.0%
Air Products & Chemicals, Inc.	2,815	830,200
Albemarle Corp.	1,488	107,166
Amcor PLC	18,318	177,685
Avery Dennison Corp.	1,017	180,995
Ball Corp.	3,776	196,616
CF Industries Holdings, Inc.	2,204	172,243
Corteva, Inc.	8,623	542,645
Dow, Inc.	8,849	309,007
DuPont de Nemours, Inc.	5,291	395,132
Eastman Chemical Co.	1,412	124,411
Ecolab, Inc.	3,191	808,982
Freeport-McMoRan, Inc.	18,196	688,901

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
International Flavors & Fragrances, Inc.	3,237	$251,224
International Paper Co.	6,646	354,564
Linde PLC (LIN US)	6,030	2,807,809
LyondellBasell Industries NV Class A	3,283	231,123
Martin Marietta Materials, Inc.	774	370,073
Mosaic Co.	3,893	105,150
Newmont Corp. (NEM US)	14,419	696,149
Nucor Corp.	2,973	357,771
Packaging Corp. of America	1,130	223,763
PPG Industries, Inc.	2,935	320,942
Sherwin-Williams Co.	2,934	1,024,523
Smurfit WestRock PLC	6,259	282,030
Steel Dynamics, Inc.	1,795	224,519
Vulcan Materials Co.	1,673	390,311
		12,173,934
Real Estate — 2.2%
Alexandria Real Estate Equities, Inc.	1,967	181,967
American Tower Corp.	5,918	1,287,757
AvalonBay Communities, Inc.	1,800	386,316
BXP, Inc.	1,869	125,578
Camden Property Trust	1,352	165,350
CBRE Group, Inc. Class A (a)	3,731	487,940
CoStar Group, Inc. (a)	5,337	422,850
Crown Castle, Inc.	5,501	573,369
Digital Realty Trust, Inc.	3,997	572,730
Equinix, Inc.	1,229	1,002,065
Equity Residential	4,324	309,512
Essex Property Trust, Inc.	814	249,548
Extra Space Storage, Inc.	2,685	398,696
Federal Realty Investment Trust	984	96,255
Healthpeak Properties, Inc.	8,859	179,129
Host Hotels & Resorts, Inc.	8,847	125,716
Invitation Homes, Inc.	7,215	251,443
Iron Mountain, Inc.	3,717	319,811
Kimco Realty Corp.	8,781	186,508
Mid-America Apartment Communities, Inc.	1,481	248,186
Prologis, Inc.	11,729	1,311,185
Public Storage	1,996	597,383
Realty Income Corp.	11,090	643,331
Regency Centers Corp.	2,097	154,675
SBA Communications Corp.	1,361	299,434
Simon Property Group, Inc.	3,884	645,055
UDR, Inc.	3,806	171,917
Ventas, Inc.	5,510	378,867
VICI Properties, Inc.	13,366	435,999
Welltower, Inc.	7,701	1,179,870
Weyerhaeuser Co.	9,198	269,317
		13,657,759
Utilities — 2.5%
AES Corp.	8,797	109,259
Alliant Energy Corp.	3,252	209,266
Ameren Corp.	3,431	344,472
American Electric Power Co., Inc.	6,745	737,026
American Water Works Co., Inc.	2,467	363,932
Atmos Energy Corp. (b)	2,000	309,160

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CenterPoint Energy, Inc.	8,253	$299,006
CMS Energy Corp.	3,783	284,141
Consolidated Edison, Inc.	4,386	485,048
Constellation Energy Corp.	3,961	798,656
Dominion Energy, Inc.	10,637	596,417
DTE Energy Co.	2,623	362,682
Duke Energy Corp.	9,824	1,198,233
Edison International	4,902	288,826
Entergy Corp.	5,432	464,382
Evergy, Inc.	2,911	200,713
Eversource Energy	4,638	288,066
Exelon Corp.	12,723	586,276
FirstEnergy Corp.	6,492	262,407
NextEra Energy, Inc.	26,043	1,846,188
NiSource, Inc.	6,053	242,665
NRG Energy, Inc.	2,565	244,855
PG&E Corp.	27,976	480,628
Pinnacle West Capital Corp.	1,438	136,970
PPL Corp.	9,358	337,917
Public Service Enterprise Group, Inc.	6,311	519,395
Sempra	8,022	572,450
Southern Co.	13,879	1,276,174
Vistra Corp.	4,309	506,049
WEC Energy Group, Inc.	4,052	441,587
Xcel Energy, Inc.	7,272	514,785
		15,307,631

TOTAL COMMON STOCK (Cost $277,608,067)		602,165,988

TOTAL EQUITIES (Cost $277,608,067)		602,165,988

TOTAL LONG-TERM INVESTMENTS (Cost $277,608,067)		602,165,988

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (c)	$4,834,085	4,834,085
U.S. Treasury Bills — 0.1%
U.S. Treasury Bills
4.220% 9/11/25 (d) (e)	15,000	14,721
4.235% 9/11/25 (d) (e)	5,000	4,907
4.258% 9/11/25 (d) (e)	266,000	261,061
		280,689

TOTAL SHORT-TERM INVESTMENTS (Cost $5,114,759)		5,114,774

MML Equity Index Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.0% (Cost $282,722,826) (f)	$607,280,762

Other Assets/(Liabilities) — 0.0%	240,844

NET ASSETS — 100.0%	$607,521,606

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $517,124 or 0.09% of net assets. The Fund received $525,122 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $4,834,454. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $4,930,930.
(d)	The rate shown represents yield-to-maturity.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	6/20/25	18	$5,106,386	$(18,461)

MML Focused Equity Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 97.0%
Communication Services — 2.4%
Alphabet, Inc. Class A	37,492	$5,797,763
Consumer Discretionary — 13.3%
McDonald's Corp.	37,858	11,825,703
NIKE, Inc. Class B	132,576	8,415,925
TJX Cos., Inc.	101,775	12,396,195
		32,637,823
Consumer Staples — 9.0%
Coca-Cola Co.	154,235	11,046,311
Procter & Gamble Co.	65,189	11,109,509
		22,155,820
Financials — 24.5%
American Express Co.	30,073	8,091,141
Chubb Ltd.	29,962	9,048,224
Marsh & McLennan Cos., Inc.	48,154	11,751,021
Mastercard, Inc. Class A	21,314	11,682,630
S&P Global, Inc.	20,035	10,179,783
Visa, Inc. Class A	26,267	9,205,533
		59,958,332
Health Care — 10.7%
Danaher Corp.	48,903	10,025,115
Stryker Corp.	23,797	8,858,433
UnitedHealth Group, Inc.	13,766	7,209,943
		26,093,491
Industrials — 8.6%
Honeywell International, Inc.	48,820	10,337,635
Northrop Grumman Corp.	13,712	7,020,681
Union Pacific Corp.	15,367	3,630,300
		20,988,616
Information Technology — 23.6%
Accenture PLC Class A	30,714	9,583,997
Apple, Inc.	43,288	9,615,563
Broadcom, Inc.	36,814	6,163,768
Intuit, Inc.	20,171	12,384,792
Microsoft Corp.	26,028	9,770,651
Texas Instruments, Inc.	56,413	10,137,416
		57,656,187

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 4.9%
Linde PLC (LIN US)	25,696	$11,965,085

TOTAL COMMON STOCK (Cost $201,775,867)		237,253,117

TOTAL EQUITIES (Cost $201,775,867)		237,253,117

TOTAL LONG-TERM INVESTMENTS (Cost $201,775,867)		237,253,117

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (a)	$6,339,099	6,339,099

TOTAL SHORT-TERM INVESTMENTS (Cost $6,339,099)		6,339,099

TOTAL INVESTMENTS — 99.6% (Cost $208,114,966) (b)		243,592,216

Other Assets/(Liabilities) — 0.4%		915,302

NET ASSETS — 100.0%		$244,507,518

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $6,339,583. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $6,465,932.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Foreign Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 103.2%

COMMON STOCK — 102.7%
Australia — 3.7%
BHP Group Ltd.	10,500	$254,653
Glencore PLC	316,800	1,165,391
Macquarie Group Ltd.	11,000	1,363,745
Santos Ltd.	366,800	1,532,810
Sonic Healthcare Ltd.	68,600	1,106,462
Whitehaven Coal Ltd.	181,800	624,767
		6,047,828
Belgium — 2.9%
Anheuser-Busch InBev SA	42,100	2,592,322
Groupe Bruxelles Lambert NV	3,400	254,214
KBC Group NV	20,600	1,884,061
		4,730,597
Canada — 1.1%
Canadian National Railway Co.	10,600	1,031,531
CCL Industries, Inc. Class B	16,100	786,400
		1,817,931
China — 1.0%
Prosus NV (PRX NA)	35,200	1,642,114
Denmark — 0.4%
Novo Nordisk AS Class B	8,400	582,224
France — 11.0%
Accor SA	42,300	1,931,106
Amundi SA (a)	13,100	1,028,078
Capgemini SE	13,800	2,063,586
Cie de Saint-Gobain SA	15,700	1,560,614
Edenred SE	23,400	763,545
Rexel SA	14,300	384,170
Societe Generale SA	65,500	2,957,181
Sodexo SA	17,300	1,111,465
Teleperformance SE	8,176	824,220
TotalEnergies SE	33,200	2,145,740
Veolia Environnement SA	92,212	3,169,446
		17,939,151
Germany — 12.5%
Allianz SE Registered	4,400	1,677,548
BASF SE	19,200	954,254
CTS Eventim AG & Co. KGaA	4,200	419,607
Deutsche Boerse AG	5,600	1,650,515

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Deutsche Post AG	39,000	$1,664,656
Heidelberg Materials AG	13,600	2,327,013
Infineon Technologies AG	52,000	1,717,283
K&S AG Registered	28,400	385,861
Merck KGaA	12,800	1,752,501
SAP SE	13,200	3,504,482
Siemens AG Registered	11,600	2,661,373
Zalando SE (a) (b)	48,800	1,683,861
		20,398,954
Hong Kong — 1.8%
AIA Group Ltd.	245,600	1,856,542
CK Asset Holdings Ltd.	262,700	1,066,987
		2,923,529
Ireland — 2.6%
AerCap Holdings NV	22,500	2,298,825
AIB Group PLC	303,800	1,972,055
		4,270,880
Israel — 1.2%
Check Point Software Technologies Ltd. (b)	8,600	1,960,112
Italy — 0.6%
Prysmian SpA	4,691	257,496
Ryanair Holdings PLC	35,500	712,780
		970,276
Japan — 20.4%
Canon, Inc. (c)	38,300	1,194,217
FANUC Corp.	54,200	1,479,193
Fujitsu Ltd.	144,400	2,870,625
Hitachi Ltd.	130,300	3,016,586
Kyocera Corp. (c)	123,600	1,392,878
Nintendo Co. Ltd.	15,800	1,077,709
Olympus Corp.	110,500	1,451,379
ORIX Corp.	118,200	2,445,473
Panasonic Holdings Corp.	58,200	697,173
Rakuten Group, Inc. (b)	209,700	1,200,023
Renesas Electronics Corp.	96,000	1,304,013
SBI Holdings, Inc.	84,400	2,263,589
Seven & i Holdings Co. Ltd.	186,300	2,707,481
Sony Group Corp.	188,000	4,788,641
Sumitomo Mitsui Financial Group, Inc.	124,500	3,176,722
Toyota Industries Corp.	25,700	2,193,334
		33,259,036
Luxembourg — 1.8%
ArcelorMittal SA	52,800	1,525,018
Eurofins Scientific SE	26,200	1,396,053
		2,921,071
Netherlands — 3.8%
ASML Holding NV	3,500	2,315,940

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EXOR NV	4,400	$400,371
Heineken Holding NV	19,000	1,379,513
ING Groep NV	83,900	1,642,478
Koninklijke Philips NV (b)	16,820	427,340
		6,165,642
Norway — 2.3%
Aker BP ASA	59,973	1,421,034
DNB Bank ASA	92,000	2,419,802
		3,840,836
Republic of Korea — 1.2%
Samsung Electronics Co. Ltd.	49,900	1,976,127
Singapore — 1.7%
DBS Group Holdings Ltd.	83,060	2,850,574
Sweden — 2.8%
Boliden AB	25,400	831,649
Essity AB Class B (c)	65,600	1,864,502
Husqvarna AB Class B	27,700	131,290
Skandinaviska Enskilda Banken AB Class A (c)	104,800	1,718,334
		4,545,775
Switzerland — 1.9%
Cie Financiere Richemont SA Registered Class A	10,300	1,798,644
Julius Baer Group Ltd. (c)	19,581	1,352,537
		3,151,181
United Kingdom — 14.1%
Ashtead Group PLC	21,300	1,150,269
Aviva PLC	159,176	1,147,103
Barratt Redrow PLC	126,600	696,152
Bunzl PLC	14,600	559,401
Burberry Group PLC	28,200	285,188
CK Hutchison Holdings Ltd.	428,000	2,419,262
DCC PLC	26,000	1,735,802
Dowlais Group PLC	50,385	39,469
Inchcape PLC	136,100	1,180,783
Informa PLC	70,100	701,231
Kingfisher PLC	136,400	448,914
Legal & General Group PLC	549,800	1,734,474
Lloyds Banking Group PLC	3,049,500	2,853,025
Pearson PLC	59,900	946,478
Persimmon PLC	42,200	651,096
Reckitt Benckiser Group PLC	27,000	1,824,528
Smith & Nephew PLC	64,500	907,206
Tesco PLC	353,405	1,518,277
Unilever PLC (ULVR LN)	30,400	1,811,040
Wise PLC Class A (b)	41,400	506,998
		23,116,696
United States — 13.9%
BP PLC	411,800	2,322,684
CNH Industrial NV (c)	128,500	1,577,980

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
GSK PLC	95,500	$1,823,944
Linde PLC (LIN US)	3,300	1,536,612
Nestle SA Registered	33,400	3,377,658
Novartis AG Registered	13,400	1,490,583
Roche Holding AG	11,700	3,846,990
Sanofi SA	19,000	2,105,388
Shell PLC	61,000	2,220,115
Smurfit WestRock PLC	30,600	1,378,836
Tenaris SA	54,800	1,070,655
		22,751,445

TOTAL COMMON STOCK (Cost $144,680,378)		167,861,979

PREFERRED STOCK — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA 2.514%	10,000	794,990

TOTAL PREFERRED STOCK (Cost $788,059)		794,990

TOTAL EQUITIES (Cost $145,468,437)		168,656,969

TOTAL LONG-TERM INVESTMENTS (Cost $145,468,437)		168,656,969

TOTAL INVESTMENTS — 103.2% (Cost $145,468,437) (d)		168,656,969

Other Assets/(Liabilities) — (3.2)%		(5,302,294)

NET ASSETS — 100.0%		$163,354,675

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $2,711,939 or 1.66% of net assets.
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $7,817,285 or 4.79% of net assets. The Fund received $8,264,571 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Equity Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Communication Services — 7.9%
Alphabet, Inc. Class A	25,842	$3,996,207
AT&T, Inc.	81,423	2,302,642
Meta Platforms, Inc. Class A	6,256	3,605,708
T-Mobile US, Inc.	814	217,102
		10,121,659
Consumer Discretionary — 9.8%
Amazon.com, Inc. (a)	34,056	6,479,495
DR Horton, Inc.	3,327	422,961
Lowe's Cos., Inc.	2,673	623,424
McDonald's Corp.	8,222	2,568,306
Royal Caribbean Cruises Ltd.	5,323	1,093,557
Tesla, Inc. (a)	2,851	738,865
Valvoline, Inc. (a)	20,413	710,577
		12,637,185
Consumer Staples — 6.6%
Constellation Brands, Inc. Class A	7,105	1,303,910
Estee Lauder Cos., Inc. Class A	4,083	269,478
Philip Morris International, Inc.	23,771	3,773,171
Procter & Gamble Co.	5,646	962,191
Walmart, Inc.	25,089	2,202,563
		8,511,313
Energy — 3.8%
Cheniere Energy, Inc.	4,661	1,078,556
Chevron Corp.	13,025	2,178,952
Suncor Energy, Inc. (SU US)	41,314	1,599,678
		4,857,186
Financials — 16.5%
American Express Co.	7,634	2,053,928
American International Group, Inc.	23,437	2,037,613
ARES Management Corp. Class A	2,993	438,804
Arthur J Gallagher & Co.	3,471	1,198,328
Charles Schwab Corp.	31,797	2,489,069
Citigroup, Inc.	27,162	1,928,230
Discover Financial Services	6,628	1,131,400
Equitable Holdings, Inc.	34,689	1,806,950
Fiserv, Inc. (a)	12,083	2,668,289
JP Morgan Chase & Co.	13,098	3,212,939

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mastercard, Inc. Class A	4,042	$2,215,501
		21,181,051
Health Care — 13.6%
Alcon AG	6,959	660,618
AstraZeneca PLC Sponsored ADR	8,544	627,984
Becton Dickinson & Co.	2,765	633,351
Boston Scientific Corp. (a)	17,908	1,806,559
Cencora, Inc.	4,579	1,273,374
Cooper Cos., Inc. (a)	12,439	1,049,230
CVS Health Corp.	24,047	1,629,184
Eli Lilly & Co.	2,729	2,253,908
Gilead Sciences, Inc.	5,843	654,708
Lonza Group AG Registered	2,548	1,568,231
Medtronic PLC	20,215	1,816,520
Natera, Inc. (a)	2,401	339,526
Tenet Healthcare Corp. (a)	5,626	756,697
UnitedHealth Group, Inc.	1,920	1,005,600
Zimmer Biomet Holdings, Inc.	12,240	1,385,323
		17,460,813
Industrials — 8.3%
Airbus SE	1,874	330,429
Emerson Electric Co.	13,945	1,528,930
General Electric Co.	7,829	1,566,974
Hubbell, Inc.	4,134	1,367,982
Otis Worldwide Corp.	12,507	1,290,722
Parker-Hannifin Corp.	1,895	1,151,876
Paylocity Holding Corp. (a)	3,577	670,115
Rockwell Automation, Inc.	3,117	805,371
Uber Technologies, Inc. (a)	27,315	1,990,171
		10,702,570
Information Technology — 27.5%
Apple, Inc.	36,993	8,217,255
ASML Holding NV	1,424	943,585
Broadcom, Inc.	14,433	2,416,517
Microsoft Corp.	24,215	9,090,069
MongoDB, Inc. (a)	1,903	333,786
NVIDIA Corp.	72,896	7,900,469
Salesforce, Inc.	6,897	1,850,879
ServiceNow, Inc. (a)	1,981	1,577,154
Snowflake, Inc. Class A (a)	3,819	558,185
Texas Instruments, Inc.	7,586	1,363,204
Tyler Technologies, Inc. (a)	1,695	985,456
		35,236,559
Materials — 2.2%
CRH PLC	18,001	1,583,548
DuPont de Nemours, Inc.	15,924	1,189,204
		2,772,752
Real Estate — 1.5%
Prologis, Inc.	17,794	1,989,191

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.1%
Ameren Corp.	3,657	$367,163
Atmos Energy Corp.	9,280	1,434,502
Constellation Energy Corp.	1,618	326,237
PPL Corp.	14,634	528,434
		2,656,336

TOTAL COMMON STOCK (Cost $100,596,790)		128,126,615

TOTAL EQUITIES (Cost $100,596,790)		128,126,615

TOTAL LONG-TERM INVESTMENTS (Cost $100,596,790)		128,126,615

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (b)	$680,236	680,236

TOTAL SHORT-TERM INVESTMENTS (Cost $680,236)		680,236

TOTAL INVESTMENTS — 100.3% (Cost $101,277,026) (c)		128,806,851

Other Assets/(Liabilities) — (0.3)%		(442,001)

NET ASSETS — 100.0%		$128,364,850

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $680,288. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $694,017.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Value Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Communication Services — 5.4%
Alphabet, Inc. Class A	23,368	$3,613,628
Omnicom Group, Inc.	19,252	1,596,183
T-Mobile US, Inc.	5,923	1,579,723
Walt Disney Co.	16,526	1,631,116
		8,420,650
Consumer Discretionary — 4.2%
AutoNation, Inc. (a)	8,529	1,381,016
AutoZone, Inc. (a)	674	2,569,814
Booking Holdings, Inc.	216	995,092
Home Depot, Inc.	3,443	1,261,825
Lennar Corp. Class A	2,371	272,143
		6,479,890
Consumer Staples — 10.4%
Coca-Cola Co.	38,944	2,789,169
Coca-Cola Europacific Partners PLC	12,362	1,075,865
Kenvue, Inc.	95,367	2,286,901
Philip Morris International, Inc.	26,774	4,249,837
Sysco Corp.	39,468	2,961,679
US Foods Holding Corp (a)	42,157	2,759,597
		16,123,048
Energy — 8.2%
Canadian Natural Resources Ltd.	32,056	987,325
Cenovus Energy, Inc.	78,408	1,090,655
ConocoPhillips	23,205	2,436,989
Diamondback Energy, Inc.	16,099	2,573,908
Marathon Petroleum Corp.	14,414	2,099,976
ONEOK, Inc.	11,304	1,121,583
Schlumberger NV	56,816	2,374,909
		12,685,345
Financials — 23.5%
Allstate Corp.	9,465	1,959,917
American Express Co.	8,529	2,294,727
Aon PLC Class A	5,763	2,299,956
Apollo Global Management, Inc.	12,066	1,652,318
Arthur J Gallagher & Co.	3,186	1,099,935
Blue Owl Capital, Inc.	62,524	1,252,981
Charles Schwab Corp.	21,566	1,688,186
Chubb Ltd.	3,017	911,104
Corpay, Inc. (a)	6,489	2,262,844
Discover Financial Services	10,435	1,781,254

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	28,185	$2,104,856
Goldman Sachs Group, Inc.	2,168	1,184,357
Huntington Bancshares, Inc.	139,506	2,093,985
Intercontinental Exchange, Inc.	5,338	920,805
JP Morgan Chase & Co.	25,402	6,231,111
LPL Financial Holdings, Inc.	7,434	2,431,959
Morgan Stanley	16,499	1,924,938
Wells Fargo & Co.	31,211	2,240,638
		36,335,871
Health Care — 14.8%
Abbott Laboratories	13,827	1,834,152
AbbVie, Inc.	20,923	4,383,787
AstraZeneca PLC Sponsored ADR	22,151	1,628,098
Cencora, Inc.	11,671	3,245,588
Centene Corp. (a)	10,450	634,420
Elevance Health, Inc.	2,664	1,158,733
McKesson Corp.	4,298	2,892,511
Medtronic PLC	20,582	1,849,499
Quest Diagnostics, Inc.	6,541	1,106,737
UnitedHealth Group, Inc.	7,873	4,123,484
		22,857,009
Industrials — 13.3%
Allegion PLC	5,885	767,757
Builders FirstSource, Inc. (a)	3,732	466,276
C.H. Robinson Worldwide, Inc.	7,874	806,298
Emerson Electric Co.	14,054	1,540,881
Fortive Corp.	18,138	1,327,339
General Dynamics Corp.	6,142	1,674,186
Honeywell International, Inc.	13,578	2,875,141
Jacobs Solutions, Inc.	12,456	1,505,806
KBR, Inc.	16,298	811,803
Leidos Holdings, Inc.	6,102	823,404
Norfolk Southern Corp.	9,596	2,272,813
Uber Technologies, Inc. (a)	35,497	2,586,311
United Airlines Holdings, Inc. (a)	12,276	847,658
United Rentals, Inc.	1,571	984,546
Westinghouse Air Brake Technologies Corp.	7,095	1,286,678
		20,576,897
Information Technology — 8.2%
Applied Materials, Inc.	8,864	1,286,344
Dell Technologies, Inc. Class C	17,025	1,551,829
Flex Ltd. (a)	50,125	1,658,135
Keysight Technologies, Inc. (a)	9,382	1,405,142
Microchip Technology, Inc.	23,271	1,126,549
Micron Technology, Inc.	18,847	1,637,616
NXP Semiconductors NV	5,305	1,008,268
Oracle Corp.	14,338	2,004,596
Trimble, Inc. (a)	15,837	1,039,699
		12,718,178
Materials — 4.5%
CRH PLC	29,564	2,600,745
Kinross Gold Corp.	184,851	2,330,971

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Smurfit WestRock PLC	23,609	$1,063,821
Teck Resources Ltd. Class B	26,904	980,113
		6,975,650
Utilities — 5.6%
CenterPoint Energy, Inc.	52,406	1,898,669
FirstEnergy Corp.	54,329	2,195,978
NextEra Energy, Inc.	23,208	1,645,215
NRG Energy, Inc.	8,091	772,367
PPL Corp.	61,440	2,218,599
		8,730,828

TOTAL COMMON STOCK (Cost $127,199,847)		151,903,366

TOTAL EQUITIES (Cost $127,199,847)		151,903,366

TOTAL LONG-TERM INVESTMENTS (Cost $127,199,847)		151,903,366

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (b)	$3,123,782	3,123,782

TOTAL SHORT-TERM INVESTMENTS (Cost $3,123,782)		3,123,782

TOTAL INVESTMENTS — 100.1% (Cost $130,323,629) (c)		155,027,148

Other Assets/(Liabilities) — (0.1)%		(142,196)

NET ASSETS — 100.0%		$154,884,952

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $3,124,020. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $3,186,439.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Global Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Austria — 0.8%
Erste Group Bank AG	12,708	$882,918
Canada — 2.8%
Canadian National Railway Co.	14,880	1,450,205
Canadian Pacific Kansas City Ltd.	26,137	1,835,078
		3,285,283
Denmark — 0.8%
Carlsberg AS Class B	7,761	988,535
France — 8.2%
Air Liquide SA	6,464	1,230,110
Capgemini SE	12,923	1,932,444
Hermes International SCA	234	613,191
Legrand SA	16,252	1,720,831
LVMH Moet Hennessy Louis Vuitton SE	3,475	2,169,521
Pernod Ricard SA	20,712	2,057,343
		9,723,440
Germany — 3.3%
Brenntag SE	6,402	413,630
Deutsche Boerse AG	3,389	998,856
Merck KGaA	11,681	1,599,295
MTU Aero Engines AG	2,417	837,131
		3,848,912
Greece — 0.4%
National Bank of Greece SA	39,604	408,070
Ireland — 1.2%
Accenture PLC Class A	4,676	1,459,099
Israel — 1.4%
Check Point Software Technologies Ltd. (a)	7,356	1,676,579
Italy — 0.9%
Davide Campari-Milano NV (b)	176,472	1,036,094
Japan — 1.9%
Hoya Corp.	4,400	496,339
Kubota Corp.	56,700	696,147
Olympus Corp.	83,300	1,094,116
		2,286,602

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV Class O	38,699	$268,678
Netherlands — 2.1%
Akzo Nobel NV	11,485	708,066
Heineken NV	21,747	1,776,001
		2,484,067
Republic of Korea — 0.7%
Samsung Electronics Co. Ltd.	22,240	880,742
Spain — 3.8%
Aena SME SA (c)	4,855	1,138,067
Amadeus IT Group SA	27,320	2,093,618
Cellnex Telecom SA (c)	36,602	1,299,238
		4,530,923
Switzerland — 3.7%
Cie Financiere Richemont SA Registered Class A	10,665	1,862,382
Julius Baer Group Ltd. (b)	7,366	508,799
UBS Group AG Registered	66,924	2,050,659
		4,421,840
United Kingdom — 8.7%
Aptiv PLC (a)	12,221	727,150
Burberry Group PLC	41,789	422,614
Compass Group PLC	24,052	794,086
Diageo PLC	62,717	1,636,084
Intertek Group PLC	13,477	872,632
London Stock Exchange Group PLC	8,063	1,195,676
Melrose Industries PLC	229,123	1,412,059
Reckitt Benckiser Group PLC	18,529	1,252,099
Rolls-Royce Holdings PLC (a)	111,217	1,075,308
Whitbread PLC	12,041	382,901
WPP PLC	63,876	482,702
		10,253,311
United States — 58.6%
Abbott Laboratories	10,006	1,327,296
Air Products & Chemicals, Inc.	5,066	1,494,065
Alphabet, Inc. Class A	15,661	2,421,817
American Express Co.	6,610	1,778,420
Amphenol Corp. Class A	11,959	784,391
Aon PLC Class A	4,655	1,857,764
Becton Dickinson & Co.	11,258	2,578,757
Boston Scientific Corp. (a)	10,117	1,020,603
Carrier Global Corp.	12,620	800,108
Charles Schwab Corp.	39,609	3,100,592
Cognizant Technology Solutions Corp. Class A	8,606	658,359
Comcast Corp. Class A	59,212	2,184,923
Cooper Cos., Inc. (a)	13,211	1,114,348
eBay, Inc.	11,463	776,389
Equifax, Inc.	2,441	594,530
Experian PLC	27,117	1,256,804
Fidelity National Information Services, Inc.	14,543	1,086,071

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fiserv, Inc. (a)	7,590	$1,676,100
Goldman Sachs Group, Inc.	2,882	1,574,408
Honeywell International, Inc.	11,687	2,474,722
International Flavors & Fragrances, Inc.	16,864	1,308,815
Linde PLC (LIN US)	5,089	2,369,642
Marriott International, Inc. Class A	3,586	854,185
Medtronic PLC	33,014	2,966,638
Microchip Technology, Inc.	7,496	362,881
Microsoft Corp.	8,073	3,030,523
Nestle SA Registered	19,495	1,971,480
Omnicom Group, Inc.	3,538	293,336
Oracle Corp.	10,473	1,464,230
Otis Worldwide Corp.	5,914	610,325
PPG Industries, Inc.	6,012	657,412
Roche Holding AG	6,960	2,288,466
Salesforce, Inc.	3,532	947,847
Schneider Electric SE	12,245	2,834,508
STERIS PLC	6,791	1,539,180
Thermo Fisher Scientific, Inc.	4,757	2,367,083
TransUnion	13,911	1,154,474
Union Pacific Corp.	5,916	1,397,596
United Parcel Service, Inc. Class B	5,829	641,132
Visa, Inc. Class A	11,778	4,127,718
Walt Disney Co.	12,593	1,242,929
Waters Corp. (a)	3,482	1,283,361
Willis Towers Watson PLC	8,787	2,969,567
		69,243,795

TOTAL COMMON STOCK (Cost $97,865,485)		117,678,888

TOTAL EQUITIES (Cost $97,865,485)		117,678,888

TOTAL LONG-TERM INVESTMENTS (Cost $97,865,485)		117,678,888

SHORT-TERM INVESTMENTS — 0.6%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (d)	684,772	684,772

TOTAL SHORT-TERM INVESTMENTS (Cost $684,772)		684,772

TOTAL INVESTMENTS — 100.1% (Cost $98,550,257) (e)		118,363,660

Other Assets/(Liabilities) — (0.1)%		(139,224)

NET ASSETS — 100.0%		$118,224,436

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $1,172,352 or 0.99% of net assets. The Fund received $562,108 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $2,437,305 or 2.06% of net assets.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Income & Growth Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Communication Services — 4.4%
Alphabet, Inc. Class C	5,908	$923,007
Comcast Corp. Class A	59,393	2,191,602
Electronic Arts, Inc.	5,516	797,172
Warner Music Group Corp. Class A	62,213	1,950,377
		5,862,158
Consumer Discretionary — 3.6%
Aptiv PLC (a)	11,903	708,228
Carnival Corp. (a)	61,018	1,191,682
Lennar Corp. Class A	10,178	1,168,231
United Parks & Resorts, Inc. (a) (b)	18,713	850,693
Wynn Resorts Ltd.	11,333	946,305
		4,865,139
Consumer Staples — 8.7%
Coca-Cola Europacific Partners PLC	21,174	1,842,773
Keurig Dr. Pepper, Inc.	37,642	1,288,109
Kraft Heinz Co.	39,955	1,215,831
Molson Coors Beverage Co. Class B	21,464	1,306,514
Philip Morris International, Inc.	22,781	3,616,028
Procter & Gamble Co.	7,758	1,322,118
Tyson Foods, Inc. Class A	16,617	1,060,331
		11,651,704
Energy — 9.7%
Enbridge, Inc. (b)	48,122	2,132,286
Exxon Mobil Corp.	12,792	1,521,353
Halliburton Co.	27,771	704,550
Hess Corp.	16,622	2,655,032
Permian Resources Corp.	70,154	971,633
Phillips 66	22,755	2,809,787
Plains GP Holdings LP Class A	101,077	2,159,005
		12,953,646
Financials — 18.5%
Allstate Corp.	7,843	1,624,050
American Express Co.	3,009	809,572
American International Group, Inc.	11,819	1,027,544
Bank of America Corp.	23,788	992,673
Bank of Nova Scotia	22,938	1,087,949
Chubb Ltd.	10,172	3,071,842
Comerica, Inc.	16,055	948,208
Discover Financial Services	3,199	546,069
Everest Group Ltd.	2,338	849,466

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	39,510	$2,950,607
JP Morgan Chase & Co.	8,843	2,169,188
M&T Bank Corp.	5,401	965,429
Northern Trust Corp.	14,791	1,459,132
SLM Corp.	37,961	1,114,915
Wells Fargo & Co.	39,784	2,856,093
Western Alliance Bancorp	12,417	953,998
Willis Towers Watson PLC	3,684	1,245,008
		24,671,743
Health Care — 15.9%
Avantor, Inc. (a)	60,365	978,517
CVS Health Corp.	32,672	2,213,528
Elanco Animal Health, Inc. (a)	61,386	644,553
Elevance Health, Inc.	2,624	1,141,335
Humana, Inc.	6,010	1,590,246
Medtronic PLC	35,876	3,223,817
Merck & Co., Inc.	35,909	3,223,192
Sanofi SA ADR	57,437	3,185,456
Smith & Nephew PLC Sponsored ADR	64,866	1,840,249
UnitedHealth Group, Inc.	5,983	3,133,596
		21,174,489
Industrials — 8.9%
AECOM	9,044	838,650
BWX Technologies, Inc.	8,431	831,718
CACI International, Inc. Class A (a)	2,908	1,067,003
Everus Construction Group, Inc. (a)	20,547	762,088
Fortive Corp.	17,262	1,263,233
General Dynamics Corp.	6,891	1,878,349
Jacobs Solutions, Inc.	3,301	399,058
JB Hunt Transport Services, Inc.	3,648	539,722
Johnson Controls International PLC	31,111	2,492,302
L3Harris Technologies, Inc.	5,157	1,079,412
Vertiv Holdings Co. Class A	10,760	776,872
		11,928,407
Information Technology — 5.8%
Ciena Corp. (a)	10,629	642,310
Cognizant Technology Solutions Corp. Class A	12,061	922,666
Entegris, Inc.	5,039	440,812
Littelfuse, Inc.	2,676	526,476
Microchip Technology, Inc.	20,835	1,008,622
Nice Ltd. Sponsored ADR (a)	7,045	1,086,128
Oracle Corp.	12,760	1,783,976
QUALCOMM, Inc.	5,640	866,360
Skyworks Solutions, Inc.	6,366	411,435
		7,688,785
Materials — 7.0%
Air Products & Chemicals, Inc.	11,801	3,480,351
Axalta Coating Systems Ltd. (a)	31,315	1,038,719
CRH PLC	11,264	990,894
DuPont de Nemours, Inc.	17,191	1,283,824
Element Solutions, Inc.	35,989	813,711
International Flavors & Fragrances, Inc.	10,048	779,825

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Knife River Corp. (a)	9,785	$882,705
		9,270,029
Real Estate — 7.6%
Mid-America Apartment Communities, Inc.	16,494	2,764,065
Prologis, Inc.	25,959	2,901,957
Public Storage	9,017	2,698,698
SBA Communications Corp.	3,220	708,432
VICI Properties, Inc.	31,036	1,012,394
		10,085,546
Utilities — 8.8%
CenterPoint Energy, Inc.	31,741	1,149,976
Entergy Corp.	39,785	3,401,220
MDU Resources Group, Inc.	63,012	1,065,533
Pinnacle West Capital Corp.	31,091	2,961,418
Xcel Energy, Inc.	43,791	3,099,965
		11,678,112

TOTAL COMMON STOCK (Cost $111,025,087)		131,829,758

TOTAL EQUITIES (Cost $111,025,087)		131,829,758

TOTAL LONG-TERM INVESTMENTS (Cost $111,025,087)		131,829,758

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (c)	$1,343,654	1,343,654

TOTAL SHORT-TERM INVESTMENTS (Cost $1,343,654)		1,343,654

TOTAL INVESTMENTS — 99.9% (Cost $112,368,741) (d)		133,173,412

Other Assets/(Liabilities) — 0.1%		172,525

NET ASSETS — 100.0%		$133,345,937

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $2,713,229 or 2.03% of net assets. The Fund received $2,794,908 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $1,343,757. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $1,370,757.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML International Equity Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 97.7%
Australia — 1.4%
Brambles Ltd.	27,100	$340,906
Glencore PLC	470,144	1,729,487
Rio Tinto PLC	17,950	1,073,095
		3,143,488
Belgium — 0.7%
Anheuser-Busch InBev SA	5,735	353,135
KBC Group NV	12,788	1,169,581
		1,522,716
Canada — 2.8%
Canadian National Railway Co.	15,530	1,513,554
Intact Financial Corp.	5,583	1,140,654
Open Text Corp.	35,500	895,980
Suncor Energy, Inc. (SU CN)	35,506	1,374,792
Toronto-Dominion Bank	23,610	1,414,746
		6,339,726
China — 2.6%
Alibaba Group Holding Ltd.	68,440	1,134,779
NetEase, Inc.	70,300	1,448,859
Prosus NV (PRX NA)	20,216	943,096
Tencent Holdings Ltd.	35,400	2,256,131
		5,782,865
Denmark — 2.3%
Carlsberg AS Class B	16,486	2,099,856
DSV AS	5,885	1,139,153
Novo Nordisk AS Class B	29,020	2,011,445
		5,250,454
France — 15.8%
Accor SA	21,200	967,836
Air Liquide SA	23,274	4,429,081
Airbus SE	7,760	1,368,267
BNP Paribas SA	32,426	2,700,524
Capgemini SE	23,661	3,538,153
Cie de Saint-Gobain SA	24,314	2,416,864
Cie Generale des Etablissements Michelin SCA	36,417	1,277,880
Danone SA	8,040	616,091
Dassault Systemes SE	25,967	989,549
Edenred SE	95,375	3,112,098
Engie SA	122,822	2,393,284

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EssilorLuxottica SA	8,100	$2,330,248
Kering SA	10,580	2,197,311
Legrand SA	13,040	1,380,730
LVMH Moet Hennessy Louis Vuitton SE	4,165	2,600,303
Pernod Ricard SA	24,589	2,442,450
Publicis Groupe SA	5,136	483,942
Worldline SA (a) (b) (c)	85,900	532,142
		35,776,753
Germany — 13.9%
adidas AG	3,395	795,006
Allianz SE Registered	3,195	1,218,129
Bayer AG Registered	105,794	2,525,377
Bayerische Motoren Werke AG	20,995	1,674,563
Beiersdorf AG	19,168	2,481,371
Brenntag SE	23,210	1,499,586
Continental AG	29,555	2,065,848
Daimler Truck Holding AG	30,990	1,245,786
Deutsche Boerse AG	13,417	3,954,456
Fresenius Medical Care AG	36,441	1,799,711
Fresenius SE & Co. KGaA (b)	35,100	1,496,338
Henkel AG & Co. KGaA	7,720	556,006
Mercedes Benz Group AG	22,218	1,302,935
Merck KGaA	15,541	2,127,783
MTU Aero Engines AG	2,748	951,774
SAP SE	17,551	4,659,634
Siemens AG Registered	2,720	624,046
thyssenkrupp AG	55,374	569,098
		31,547,447
Hong Kong — 2.1%
AIA Group Ltd.	286,400	2,164,958
Prudential PLC	251,148	2,709,616
		4,874,574
India — 1.4%
Axis Bank Ltd.	70,282	904,138
HDFC Bank Ltd. ADR	23,157	1,538,551
Infosys Ltd. ADR (a)	35,004	638,823
		3,081,512
Indonesia — 0.4%
Bank Mandiri Persero Tbk. PT	3,251,700	1,017,974
Ireland — 0.8%
AIB Group PLC	273,769	1,777,115
Israel — 0.8%
Check Point Software Technologies Ltd. (b)	8,321	1,896,522
Italy — 3.7%
Eni SpA	105,167	1,624,248
Intesa Sanpaolo SpA	720,055	3,707,170
Ryanair Holdings PLC Sponsored ADR	69,702	2,953,274
		8,284,692

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Japan — 13.0%
Asahi Group Holdings Ltd.	17,400	$222,494
Daikin Industries Ltd.	16,200	1,758,791
Denso Corp.	129,900	1,611,663
FUJIFILM Holdings Corp.	61,500	1,177,381
Fujitsu Ltd.	34,400	683,861
Hitachi Ltd.	168,400	3,898,642
Hoya Corp.	7,500	846,033
Komatsu Ltd.	33,300	966,322
Kose Corp.	14,300	594,020
Kyocera Corp.	84,000	946,616
Mitsubishi Electric Corp.	111,200	2,030,338
Mitsubishi Estate Co. Ltd.	3,500	57,121
Olympus Corp.	96,500	1,267,493
Seven & i Holdings Co. Ltd.	120,400	1,749,762
Shin-Etsu Chemical Co. Ltd.	60,100	1,712,287
SMC Corp.	3,300	1,174,250
Sompo Holdings, Inc.	34,900	1,057,948
Sony Group Corp.	126,400	3,219,597
Sumitomo Mitsui Financial Group, Inc.	73,400	1,872,863
Terumo Corp.	78,200	1,468,196
ZOZO, Inc. (a)	120,900	1,161,505
		29,477,183
Luxembourg — 0.6%
Eurofins Scientific SE (a)	26,400	1,406,710
Netherlands — 2.6%
Akzo Nobel NV	21,735	1,339,992
EXOR NV	11,375	1,035,051
ING Groep NV	137,095	2,683,855
Koninklijke Ahold Delhaize NV	23,500	878,564
		5,937,462
Portugal — 0.5%
Galp Energia SGPS SA	62,945	1,106,845
Republic of Korea — 1.0%
KB Financial Group, Inc.	17,300	929,912
NAVER Corp.	4,730	617,083
Samsung Electronics Co. Ltd. GDR (c)	672	661,231
		2,208,226
Singapore — 1.0%
DBS Group Holdings Ltd.	63,960	2,195,072
Spain — 1.3%
Amadeus IT Group SA	38,601	2,958,116
Sweden — 1.1%
Sandvik AB	33,700	710,922
SKF AB Class B (a)	51,700	1,049,821
Volvo AB Class B	26,270	772,589
		2,533,332

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 5.7%
Cie Financiere Richemont SA Registered Class A	20,979	$3,663,471
Julius Baer Group Ltd. (a)	15,424	1,065,397
Schindler Holding AG	460	143,712
Sika AG Registered	3,862	935,476
Sonova Holding AG Registered	3,181	927,270
Swatch Group AG (a)	5,139	887,536
UBS Group AG Registered	82,216	2,519,231
Zurich Insurance Group AG	4,098	2,858,499
		13,000,592
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	15,898	2,639,068
United Kingdom — 10.4%
Ashtead Group PLC	20,335	1,098,156
Compass Group PLC	115,721	3,820,574
Diageo PLC	82,648	2,156,020
Flutter Entertainment PLC (b)	2,335	517,319
Lloyds Banking Group PLC	1,308,584	1,224,274
London Stock Exchange Group PLC	15,640	2,319,283
Reckitt Benckiser Group PLC	19,080	1,289,333
RELX PLC	55,620	2,793,860
Rentokil Initial PLC	15,300	69,142
Rolls-Royce Holdings PLC (b)	308,664	2,984,335
Schroders PLC	282,007	1,275,914
Smith & Nephew PLC	66,500	935,336
Smiths Group PLC	23,500	588,575
Tesco PLC	322,101	1,383,791
WPP PLC	155,992	1,178,810
		23,634,722
United States — 10.6%
CNH Industrial NV	167,453	2,056,323
Experian PLC	56,023	2,596,523
Holcim AG	2,109	226,872
Linde PLC (LIN US)	3,530	1,643,709
Nestle SA Registered	36,098	3,650,500
Novartis AG Registered	34,409	3,827,573
Qiagen NV	28,114	1,115,702
Roche Holding AG	13,855	4,555,559
Schneider Electric SE	18,298	4,235,674
		23,908,435

TOTAL COMMON STOCK (Cost $206,382,301)		221,301,601

PREFERRED STOCK — 0.5%
Republic of Korea — 0.5%
Samsung Electronics Co. Ltd. 2.301%	36,800	1,190,368

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $1,678,089)		$1,190,368

TOTAL EQUITIES (Cost $208,060,390)		222,491,969

TOTAL LONG-TERM INVESTMENTS (Cost $208,060,390)		222,491,969

SHORT-TERM INVESTMENTS — 1.5%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (d)	1,071,586	1,071,586

	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (e)	$2,359,412	2,359,412

TOTAL SHORT-TERM INVESTMENTS (Cost $3,430,998)		3,430,998

TOTAL INVESTMENTS — 99.7% (Cost $211,491,388) (f)		225,922,967

Other Assets/(Liabilities) — 0.3%		621,744

NET ASSETS — 100.0%		$226,544,711

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $6,372,142 or 2.81% of net assets. The Fund received $5,751,937 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $1,193,373 or 0.53% of net assets.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(e)	Maturity value of $2,359,592. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $2,406,692.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Large Cap Growth Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Communication Services — 22.8%
Alphabet, Inc. Class A	58,822	$9,096,234
Alphabet, Inc. Class C	9,291	1,451,533
Meta Platforms, Inc. Class A	25,992	14,980,749
Netflix, Inc. (a)	13,553	12,638,579
Walt Disney Co.	49,320	4,867,884
		43,034,979
Consumer Discretionary — 17.3%
Alibaba Group Holding Ltd. Sponsored ADR	13,360	1,766,593
Amazon.com, Inc. (a)	60,701	11,548,972
NIKE, Inc. Class B	23,723	1,505,936
Starbucks Corp.	32,727	3,210,192
Tesla, Inc. (a)	45,688	11,840,502
Yum China Holdings, Inc.	15,714	818,071
Yum! Brands, Inc.	13,431	2,113,502
		32,803,768
Consumer Staples — 2.7%
Monster Beverage Corp. (a)	87,788	5,137,354
Financials — 9.9%
Block, Inc. (a)	24,680	1,340,864
FactSet Research Systems, Inc.	5,114	2,325,029
PayPal Holdings, Inc. (a)	22,371	1,459,708
SEI Investments Co.	29,128	2,261,206
Visa, Inc. Class A	32,521	11,397,310
		18,784,117
Health Care — 12.5%
Illumina, Inc. (a)	14,418	1,143,924
Intuitive Surgical, Inc. (a)	5,924	2,933,980
Novartis AG Sponsored ADR	19,408	2,163,604
Novo Nordisk AS Sponsored ADR	44,223	3,070,845
Regeneron Pharmaceuticals, Inc.	5,661	3,590,376
Roche Holding AG Sponsored ADR (b)	44,149	1,816,732
Thermo Fisher Scientific, Inc.	4,952	2,464,115
Vertex Pharmaceuticals, Inc. (a)	13,176	6,387,988
		23,571,564
Industrials — 6.7%
Boeing Co. (a)	50,658	8,639,722
Deere & Co.	3,790	1,778,836

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Expeditors International of Washington, Inc.	19,407	$2,333,692
		12,752,250
Information Technology — 26.8%
Autodesk, Inc. (a)	19,572	5,123,950
Microsoft Corp.	20,890	7,841,897
NVIDIA Corp.	144,181	15,626,337
Oracle Corp.	57,969	8,104,646
QUALCOMM, Inc.	16,891	2,594,626
Salesforce, Inc.	19,644	5,271,664
Shopify, Inc. Class A (a)	47,694	4,549,292
Workday, Inc. Class A (a)	6,818	1,592,207
		50,704,619

TOTAL COMMON STOCK (Cost $129,151,958)		186,788,651

TOTAL EQUITIES (Cost $129,151,958)		186,788,651

TOTAL LONG-TERM INVESTMENTS (Cost $129,151,958)		186,788,651

SHORT-TERM INVESTMENTS — 1.9%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (c)	1,168,524	1,168,524

	Principal Amount
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (d)	$2,397,010	2,397,010

TOTAL SHORT-TERM INVESTMENTS (Cost $3,565,534)		3,565,534

TOTAL INVESTMENTS — 100.6% (Cost $132,717,492) (e)		190,354,185

Other Assets/(Liabilities) — (0.6)%		(1,181,555)

NET ASSETS — 100.0%		$189,172,630

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $1,144,875 or 0.61% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(d)	Maturity value of $2,397,193. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $2,445,151.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Volatility Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Communication Services — 9.1%
Alphabet, Inc. Class A (a)	11,106	$1,717,432
Alphabet, Inc. Class C (a)	9,023	1,409,663
AT&T, Inc. (a)	13,831	391,141
Charter Communications, Inc. Class A (a) (b)	184	67,810
Comcast Corp. Class A (a)	7,255	267,710
Electronic Arts, Inc. (a)	473	68,358
Fox Corp. Class A (a)	260	14,716
Fox Corp. Class B (a)	321	16,920
Interpublic Group of Cos., Inc. (a)	605	16,432
Live Nation Entertainment, Inc. (a) (b)	319	41,655
Match Group, Inc. (a)	485	15,132
Meta Platforms, Inc. Class A (a)	4,174	2,405,727
Netflix, Inc. (a) (b)	814	759,079
News Corp. Class A (a)	418	11,378
News Corp. Class B (a)	511	15,519
Omnicom Group, Inc. (a)	412	34,159
Paramount Global Class B	1,014	12,127
T-Mobile US, Inc. (a)	906	241,639
Take-Two Interactive Software, Inc. (a) (b)	329	68,185
TKO Group Holdings, Inc.	120	18,337
Verizon Communications, Inc. (a)	8,056	365,420
Walt Disney Co. (a)	3,433	338,837
Warner Bros Discovery, Inc. (a) (b)	4,313	46,278
		8,343,654
Consumer Discretionary — 10.1%
Airbnb, Inc. Class A (a) (b)	830	99,152
Amazon.com, Inc. (a) (b)	17,980	3,420,875
Aptiv PLC (a) (b)	421	25,049
AutoZone, Inc. (a) (b)	31	118,196
Best Buy Co., Inc. (a)	359	26,426
Booking Holdings, Inc. (a)	63	290,235
Caesars Entertainment, Inc. (a) (b)	454	11,350
CarMax, Inc. (a) (b)	287	22,363
Carnival Corp. (a) (b)	1,961	38,298
Chipotle Mexican Grill, Inc. (a) (b)	2,590	130,044
Darden Restaurants, Inc. (a)	216	44,876
Deckers Outdoor Corp. (a) (b)	303	33,878
Domino's Pizza, Inc. (a)	65	29,864
DoorDash, Inc., Class A (b)	644	117,704
DR Horton, Inc. (a)	529	67,252
eBay, Inc. (a)	907	61,431
Expedia Group, Inc. (a)	246	41,353
Ford Motor Co. (a)	7,382	74,041
Garmin Ltd. (a)	287	62,316
General Motors Co. (a)	1,912	89,921

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Genuine Parts Co. (a)	278	$33,121
Hasbro, Inc. (a)	276	16,971
Hilton Worldwide Holdings, Inc. (a)	447	101,715
Home Depot, Inc. (a)	1,890	692,666
Las Vegas Sands Corp. (a)	696	26,886
Lennar Corp. Class A (a)	470	53,947
LKQ Corp. (a)	535	22,759
Lowe's Cos., Inc. (a)	1,072	250,023
Lululemon Athletica, Inc. (a) (b)	214	60,575
Marriott International, Inc. Class A (a)	439	104,570
McDonald's Corp. (a)	1,359	424,511
MGM Resorts International (a) (b)	362	10,730
Mohawk Industries, Inc. (a) (b)	120	13,702
NIKE, Inc. Class B (a)	2,279	144,671
Norwegian Cruise Line Holdings Ltd. (a) (b)	860	16,306
NVR, Inc. (a) (b)	6	43,466
O'Reilly Automotive, Inc. (a) (b)	108	154,719
Pool Corp. (a)	59	18,783
PulteGroup, Inc. (a)	331	34,027
Ralph Lauren Corp. (a)	85	18,763
Ross Stores, Inc. (a)	642	82,041
Royal Caribbean Cruises Ltd. (a)	478	98,200
Starbucks Corp. (a)	2,186	214,425
Tapestry, Inc. (a)	418	29,431
Tesla, Inc. (a) (b)	5,327	1,380,545
TJX Cos., Inc. (a)	2,177	265,159
Tractor Supply Co. (a)	1,020	56,202
Ulta Beauty, Inc. (a) (b)	87	31,889
Williams-Sonoma, Inc.	232	36,679
Wynn Resorts Ltd. (a)	160	13,360
Yum! Brands, Inc. (a)	531	83,558
		9,339,024
Consumer Staples — 6.0%
Altria Group, Inc. (a)	3,243	194,645
Archer-Daniels-Midland Co. (a)	954	45,802
Brown-Forman Corp. Class B (a)	358	12,150
Bunge Global SA (a)	264	20,175
Campbell's Co. (a)	325	12,974
Church & Dwight Co., Inc. (a)	442	48,660
Clorox Co. (a)	241	35,487
Coca-Cola Co. (a)	7,301	522,898
Colgate-Palmolive Co. (a)	1,608	150,670
Conagra Brands, Inc. (a)	945	25,203
Constellation Brands, Inc. Class A (a)	288	52,854
Costco Wholesale Corp. (a)	843	797,293
Dollar General Corp. (a)	408	35,875
Dollar Tree, Inc. (a) (b)	358	26,875
Estee Lauder Cos., Inc. Class A (a)	484	31,944
General Mills, Inc. (a)	1,071	64,035
Hershey Co. (a)	275	47,033
Hormel Foods Corp. (a)	463	14,325
J.M. Smucker Co. (a)	215	25,458
Kellanova (a)	544	44,875
Kenvue, Inc. (a)	3,591	86,112
Keurig Dr. Pepper, Inc. (a)	2,192	75,010
Kimberly-Clark Corp. (a)	612	87,039
Kraft Heinz Co. (a)	1,700	51,731

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kroger Co. (a)	1,316	$89,080
Lamb Weston Holdings, Inc. (a)	286	15,244
McCormick & Co., Inc. (a)	467	38,439
Molson Coors Beverage Co. Class B (a)	382	23,252
Mondelez International, Inc. Class A (a)	2,527	171,457
Monster Beverage Corp. (a) (b)	1,253	73,326
PepsiCo, Inc. (a)	2,642	396,141
Philip Morris International, Inc. (a)	3,001	476,349
Procter & Gamble Co. (a)	4,460	760,073
Sysco Corp. (a)	937	70,312
Target Corp. (a)	870	90,793
Tyson Foods, Inc. Class A (a)	507	32,352
Walgreens Boots Alliance, Inc. (a)	1,361	15,202
Walmart, Inc. (a)	8,254	724,619
		5,485,762
Energy — 3.6%
APA Corp. (a)	701	14,735
Baker Hughes Co. (a)	1,950	85,702
Chevron Corp. (a)	3,206	536,332
ConocoPhillips (a)	2,465	258,874
Coterra Energy, Inc. (a)	1,370	39,593
Devon Energy Corp. (a)	1,190	44,506
Diamondback Energy, Inc. (a)	365	58,356
EOG Resources, Inc. (a)	1,078	138,243
EQT Corp. (a)	1,163	62,139
Expand Energy Corp.	393	43,749
Exxon Mobil Corp. (a)	8,284	985,216
Halliburton Co. (a)	1,526	38,715
Hess Corp. (a)	518	82,740
Kinder Morgan, Inc. (a)	3,647	104,049
Marathon Petroleum Corp. (a)	618	90,036
Occidental Petroleum Corp. (a)	1,218	60,120
ONEOK, Inc. (a)	1,127	111,821
Phillips 66 (a)	789	97,426
Schlumberger NV (a)	2,700	112,860
Targa Resources Corp. (a)	420	84,197
Texas Pacific Land Corp. (a)	37	49,025
Valero Energy Corp. (a)	601	79,374
Williams Cos., Inc. (a)	2,368	141,512
		3,319,320
Financials — 14.4%
Aflac, Inc. (a)	999	111,079
Allstate Corp. (a)	522	108,091
American Express Co. (a)	1,065	286,538
American International Group, Inc. (a)	1,108	96,329
Ameriprise Financial, Inc. (a)	180	87,140
Aon PLC Class A (a)	420	167,618
Apollo Global Management, Inc. (a)	871	119,275
Arch Capital Group Ltd. (a)	708	68,095
Arthur J Gallagher & Co. (a)	483	166,751
Assurant, Inc. (a)	89	18,668
Bank of America Corp. (a)	12,715	530,597
Bank of New York Mellon Corp. (a)	1,351	113,308
Berkshire Hathaway, Inc. Class B (a) (b)	3,487	1,857,106
Blackrock, Inc. (a)	273	258,389

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Blackstone, Inc. (a)	1,371	$191,638
Brown & Brown, Inc. (a)	473	58,841
Capital One Financial Corp. (a)	709	127,124
Cboe Global Markets, Inc. (a)	208	47,068
Charles Schwab Corp. (a)	3,236	253,314
Chubb Ltd. (a)	704	212,601
Cincinnati Financial Corp. (a)	289	42,691
Citigroup, Inc. (a)	3,629	257,623
Citizens Financial Group, Inc. (a)	903	36,996
CME Group, Inc. (a)	685	181,724
Corpay, Inc. (a) (b)	128	44,636
Discover Financial Services (a)	464	79,205
Erie Indemnity Co. Class A (a)	49	20,533
Everest Group Ltd. (a)	78	28,340
FactSet Research Systems, Inc. (a)	78	35,462
Fidelity National Information Services, Inc. (a)	983	73,410
Fifth Third Bancorp (a)	1,349	52,881
Fiserv, Inc. (a) (b)	1,102	243,355
Franklin Resources, Inc. (a)	675	12,994
Global Payments, Inc. (a)	500	48,960
Globe Life, Inc. (a)	145	19,099
Goldman Sachs Group, Inc. (a)	595	325,043
Hartford Insurance Group, Inc. (a)	579	71,640
Huntington Bancshares, Inc. (a)	2,788	41,848
Intercontinental Exchange, Inc. (a)	1,100	189,750
Invesco Ltd.	598	9,072
Jack Henry & Associates, Inc. (a)	131	23,921
JP Morgan Chase & Co. (a)	5,323	1,305,732
KeyCorp. (a)	1,841	29,438
KKR & Co., Inc. (a)	1,297	149,946
Loews Corp. (a)	382	35,110
M&T Bank Corp. (a)	324	57,915
MarketAxess Holdings, Inc. (a)	77	16,659
Marsh & McLennan Cos., Inc. (a)	920	224,508
Mastercard, Inc. Class A (a)	1,549	849,038
MetLife, Inc. (a)	1,062	85,268
Moody's Corp. (a)	290	135,050
Morgan Stanley (a)	2,346	273,708
MSCI, Inc. (a)	153	86,521
Nasdaq, Inc. (a)	794	60,233
Northern Trust Corp. (a)	350	34,527
PayPal Holdings, Inc. (a) (b)	1,926	125,671
PNC Financial Services Group, Inc. (a)	748	131,476
Principal Financial Group, Inc. (a)	345	29,108
Progressive Corp. (a)	1,119	316,688
Prudential Financial, Inc. (a)	660	73,709
Raymond James Financial, Inc. (a)	361	50,146
Regions Financial Corp. (a)	1,556	33,812
S&P Global, Inc. (a)	612	310,957
State Street Corp. (a)	595	53,270
Synchrony Financial (a)	743	39,334
T. Rowe Price Group, Inc. (a)	444	40,790
Travelers Cos., Inc. (a)	448	118,478
Truist Financial Corp. (a)	2,531	104,151
US Bancorp (a)	2,905	122,649
Visa, Inc. Class A (a)	3,288	1,152,312
W. R. Berkley Corp. (a)	528	37,572
Wells Fargo & Co. (a)	6,240	447,970

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Willis Towers Watson PLC (a)	187	$63,197
		13,313,696
Health Care — 11.0%
Abbott Laboratories (a)	3,324	440,929
AbbVie, Inc. (a)	3,366	705,244
Agilent Technologies, Inc. (a)	534	62,467
Align Technology, Inc. (a) (b)	129	20,493
Amgen, Inc. (a)	1,030	320,897
Baxter International, Inc. (a)	1,042	35,668
Becton Dickinson & Co. (a)	558	127,815
Bio-Techne Corp. (a)	318	18,644
Biogen, Inc. (a) (b)	270	36,947
Boston Scientific Corp. (a) (b)	2,834	285,894
Bristol-Myers Squibb Co. (a)	3,917	238,898
Cardinal Health, Inc. (a)	465	64,063
Cencora, Inc. (a)	325	90,379
Centene Corp. (a) (b)	965	58,585
Charles River Laboratories International, Inc. (a) (b)	88	13,246
Cigna Group (a)	518	170,422
Cooper Cos., Inc. (a) (b)	404	34,077
CVS Health Corp. (a)	2,409	163,210
Danaher Corp. (a)	1,217	249,485
DaVita, Inc. (a) (b)	78	11,932
Dexcom, Inc. (a) (b)	741	50,603
Edwards Lifesciences Corp. (a) (b)	1,111	80,525
Elevance Health, Inc. (a)	443	192,687
Eli Lilly & Co. (a)	1,502	1,240,517
GE HealthCare Technologies, Inc. (a) (b)	856	69,088
Gilead Sciences, Inc. (a)	2,406	269,592
HCA Healthcare, Inc. (a)	344	118,869
Henry Schein, Inc. (a) (b)	261	17,876
Hologic, Inc. (a) (b)	442	27,302
Humana, Inc. (a)	229	60,593
IDEXX Laboratories, Inc. (a) (b)	153	64,252
Incyte Corp. (a) (b)	320	19,376
Insulet Corp. (a) (b)	136	35,715
Intuitive Surgical, Inc. (a) (b)	676	334,803
IQVIA Holdings, Inc. (a) (b)	313	55,182
Johnson & Johnson (a)	4,575	758,718
Labcorp Holdings, Inc. (a)	162	37,704
McKesson Corp. (a)	237	159,499
Medtronic PLC (a)	2,407	216,293
Merck & Co., Inc. (a)	4,811	431,835
Mettler-Toledo International, Inc. (a) (b)	40	47,236
Moderna, Inc. (a) (b)	642	18,201
Molina Healthcare, Inc. (a) (b)	107	35,245
Pfizer, Inc. (a)	10,860	275,192
Quest Diagnostics, Inc. (a)	214	36,209
Regeneron Pharmaceuticals, Inc. (a)	199	126,212
ResMed, Inc. (a)	290	64,917
Revvity, Inc. (a)	205	21,689
Solventum Corp. (a) (b)	285	21,671
STERIS PLC (a)	177	40,117
Stryker Corp. (a)	658	244,941
Thermo Fisher Scientific, Inc. (a)	728	362,253
UnitedHealth Group, Inc. (a)	1,754	918,658
Universal Health Services, Inc. Class B (a)	121	22,736

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vertex Pharmaceuticals, Inc. (a) (b)	492	$238,531
Viatris, Inc. (a)	2,292	19,963
Waters Corp. (a) (b)	107	39,437
West Pharmaceutical Services, Inc. (a)	144	32,239
Zimmer Biomet Holdings, Inc. (a)	399	45,159
Zoetis, Inc. (a)	853	140,446
		10,141,376
Industrials — 8.3%
3M Co. (a)	1,026	150,678
A.O. Smith Corp. (a)	241	15,752
Allegion PLC (a)	137	17,873
AMETEK, Inc. (a)	434	74,709
Automatic Data Processing, Inc. (a)	795	242,896
Axon Enterprise, Inc. (a) (b)	137	72,055
Boeing Co. (a) (b)	1,431	244,057
Broadridge Financial Solutions, Inc. (a)	223	54,069
Builders FirstSource, Inc. (a) (b)	227	28,361
C.H. Robinson Worldwide, Inc. (a)	230	23,552
Carrier Global Corp. (a)	1,577	99,982
Caterpillar, Inc. (a)	922	304,076
Cintas Corp. (a)	649	133,389
Copart, Inc. (a) (b)	1,702	96,316
CSX Corp. (a)	3,544	104,300
Cummins, Inc. (a)	258	80,868
Dayforce, Inc. (a) (b)	314	18,316
Deere & Co. (a)	485	227,635
Delta Air Lines, Inc. (a)	1,181	51,492
Dover Corp. (a)	272	47,785
Eaton Corp. PLC (a)	750	203,872
Emerson Electric Co. (a)	1,060	116,218
Equifax, Inc. (a)	227	55,288
Expeditors International of Washington, Inc. (a)	274	32,948
Fastenal Co. (a)	1,077	83,521
FedEx Corp. (a)	417	101,656
Fortive Corp. (a)	636	46,542
GE Vernova, Inc. (a)	524	159,967
Generac Holdings, Inc. (a) (b)	124	15,705
General Dynamics Corp. (a)	498	135,745
General Electric Co. (a)	2,060	412,309
Honeywell International, Inc. (a)	1,247	264,052
Howmet Aerospace, Inc. (a)	763	98,984
Hubbell, Inc. (a)	102	33,753
Huntington Ingalls Industries, Inc. (a)	51	10,406
IDEX Corp. (a)	161	29,136
Illinois Tool Works, Inc. (a)	492	122,021
Ingersoll Rand, Inc. (a)	734	58,742
Jacobs Solutions, Inc. (a)	242	29,255
JB Hunt Transport Services, Inc. (a)	169	25,004
Johnson Controls International PLC (a)	1,265	101,339
L3Harris Technologies, Inc. (a)	355	74,305
Leidos Holdings, Inc. (a)	264	35,624
Lennox International, Inc. (a)	58	32,528
Lockheed Martin Corp. (a)	405	180,918
Masco Corp. (a)	439	30,528
Nordson Corp. (a)	83	16,743
Norfolk Southern Corp. (a)	427	101,135
Northrop Grumman Corp. (a)	258	132,099

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Old Dominion Freight Line, Inc. (a)	372	$61,547
Otis Worldwide Corp. (a)	734	75,749
PACCAR, Inc. (a)	985	95,909
Parker-Hannifin Corp. (a)	244	148,315
Paychex, Inc. (a)	598	92,259
Paycom Software, Inc. (a)	100	21,848
Pentair PLC (a)	337	29,481
Quanta Services, Inc. (a)	290	73,712
Republic Services, Inc. (a)	361	87,420
Rockwell Automation, Inc. (a)	221	57,102
Rollins, Inc. (a)	544	29,392
RTX Corp. (a)	2,532	335,389
Snap-on, Inc. (a)	105	35,386
Southwest Airlines Co. (a)	1,129	37,912
Stanley Black & Decker, Inc. (a)	310	23,833
Textron, Inc. (a)	371	26,805
Trane Technologies PLC (a)	436	146,897
TransDigm Group, Inc. (a)	109	150,779
Uber Technologies, Inc. (a) (b)	4,013	292,387
Union Pacific Corp. (a)	1,161	274,275
United Airlines Holdings, Inc. (a) (b)	651	44,952
United Parcel Service, Inc. Class B (a)	1,383	152,116
United Rentals, Inc. (a)	122	76,457
Veralto Corp. (a)	467	45,509
Verisk Analytics, Inc. (a)	270	80,357
W.W. Grainger, Inc. (a)	85	83,966
Waste Management, Inc. (a)	691	159,973
Westinghouse Air Brake Technologies Corp. (a)	314	56,944
Xylem, Inc. (a)	473	56,505
		7,681,680
Information Technology — 29.2%
Accenture PLC Class A (a)	1,189	371,016
Adobe, Inc. (a) (b)	839	321,782
Advanced Micro Devices, Inc. (a) (b)	3,093	317,775
Akamai Technologies, Inc. (a) (b)	276	22,218
Amphenol Corp. Class A (a)	2,285	149,873
Analog Devices, Inc. (a)	946	190,780
ANSYS, Inc. (a) (b)	164	51,916
Apple, Inc. (a)	28,640	6,361,803
Applied Materials, Inc. (a)	1,531	222,179
Arista Networks, Inc. (a) (b)	1,962	152,016
Autodesk, Inc. (a) (b)	407	106,553
Broadcom, Inc. (a)	8,934	1,495,820
Cadence Design Systems, Inc. (a) (b)	520	132,252
CDW Corp. (a)	237	37,982
Cisco Systems, Inc. (a)	7,661	472,760
Cognizant Technology Solutions Corp. Class A (a)	973	74,434
Corning, Inc. (a)	1,451	66,427
Crowdstrike Holdings, Inc. Class A (a) (b)	469	165,360
Dell Technologies, Inc. Class C (a)	588	53,596
Enphase Energy, Inc. (a) (b)	256	15,885
EPAM Systems, Inc. (a) (b)	107	18,066
F5, Inc. (a) (b)	102	27,160
Fair Isaac Corp. (a) (b)	46	84,831
First Solar, Inc. (a) (b)	210	26,550
Fortinet, Inc. (a) (b)	1,232	118,592
Gartner, Inc. (a) (b)	149	62,541

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gen Digital, Inc. (a)	1,143	$30,335
GoDaddy, Inc. Class A (a) (b)	269	48,458
Hewlett Packard Enterprise Co. (a)	2,519	38,868
HP, Inc. (a)	1,872	51,836
Intel Corp. (a)	8,327	189,106
International Business Machines Corp. (a)	1,760	437,642
Intuit, Inc. (a)	534	327,871
Jabil, Inc. (a)	220	29,935
Juniper Networks, Inc. (a)	628	22,727
Keysight Technologies, Inc. (a) (b)	351	52,569
KLA Corp. (a)	253	171,989
Lam Research Corp. (a)	2,443	177,606
Microchip Technology, Inc. (a)	1,057	51,169
Micron Technology, Inc. (a)	2,124	184,554
Microsoft Corp. (a)	14,182	5,323,781
Monolithic Power Systems, Inc. (a)	94	54,518
Motorola Solutions, Inc. (a)	319	139,661
NetApp, Inc. (a)	420	36,893
NVIDIA Corp. (a)	46,692	5,060,479
NXP Semiconductors NV (a)	471	89,518
ON Semiconductor Corp. (a) (b)	850	34,586
Oracle Corp. (a)	3,090	432,013
Palantir Technologies, Inc. Class A (a) (b)	3,910	330,004
Palo Alto Networks, Inc. (a) (b)	1,247	212,788
PTC, Inc. (a) (b)	228	35,329
QUALCOMM, Inc. (a)	2,113	324,578
Roper Technologies, Inc. (a)	196	115,558
Salesforce, Inc. (a)	1,822	488,952
Seagate Technology Holdings PLC (a)	401	34,065
ServiceNow, Inc. (a) (b)	392	312,087
Skyworks Solutions, Inc. (a)	329	21,263
Super Micro Computer, Inc. (a) (b) (c)	957	32,768
Synopsys, Inc. (a) (b)	292	125,224
TE Connectivity PLC (a)	564	79,704
Teledyne Technologies, Inc. (a) (b)	86	42,803
Teradyne, Inc. (a)	310	25,606
Texas Instruments, Inc. (a)	1,733	311,420
Trimble, Inc. (a) (b)	476	31,249
Tyler Technologies, Inc. (a) (b)	83	48,255
VeriSign, Inc. (a) (b)	165	41,889
Western Digital Corp. (a) (b)	625	25,269
Workday, Inc. Class A (a) (b)	415	96,915
Zebra Technologies Corp. Class A (a) (b)	105	29,669
		26,871,676
Materials — 2.0%
Air Products & Chemicals, Inc. (a)	418	123,277
Albemarle Corp. (a)	238	17,141
Amcor PLC (a)	3,035	29,439
Avery Dennison Corp. (a)	147	26,162
Ball Corp. (a)	547	28,482
CF Industries Holdings, Inc. (a)	330	25,790
Corteva, Inc. (a)	1,338	84,200
Dow, Inc. (a)	1,368	47,771
DuPont de Nemours, Inc. (a)	783	58,474
Eastman Chemical Co. (a)	242	21,323
Ecolab, Inc. (a)	476	120,676
Freeport-McMoRan, Inc. (a)	2,688	101,768

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
International Flavors & Fragrances, Inc. (a)	502	$38,960
International Paper Co. (a)	992	52,923
Linde PLC (LIN US) (a)	911	424,198
LyondellBasell Industries NV Class A (a)	484	34,074
Martin Marietta Materials, Inc. (a)	116	55,463
Mosaic Co. (a)	606	16,368
Newmont Corp. (NEM US) (a)	2,194	105,926
Nucor Corp. (a)	469	56,439
Packaging Corp. of America (a)	159	31,485
PPG Industries, Inc. (a)	420	45,927
Sherwin-Williams Co. (a)	437	152,596
Smurfit WestRock PLC (a)	974	43,888
Steel Dynamics, Inc. (a)	265	33,146
Vulcan Materials Co. (a)	252	58,792
		1,834,688
Real Estate — 2.2%
Alexandria Real Estate Equities, Inc. (a)	280	25,903
American Tower Corp. (a)	860	187,136
AvalonBay Communities, Inc. (a)	252	54,084
BXP, Inc. (a)	328	22,038
Camden Property Trust (a)	161	19,690
CBRE Group, Inc. Class A (a) (b)	583	76,245
CoStar Group, Inc. (a) (b)	780	61,799
Crown Castle, Inc. (a)	781	81,404
Digital Realty Trust, Inc. (a)	590	84,541
Equinix, Inc. (a)	186	151,655
Equity Residential (a)	722	51,681
Essex Property Trust, Inc. (a)	122	37,402
Extra Space Storage, Inc. (a)	407	60,435
Federal Realty Investment Trust	55	5,380
Healthpeak Properties, Inc. (a)	1,225	24,769
Host Hotels & Resorts, Inc. (a)	1,224	17,393
Invitation Homes, Inc. (a)	1,109	38,649
Iron Mountain, Inc. (a)	541	46,548
Kimco Realty Corp. (a)	1,452	30,840
Mid-America Apartment Communities, Inc. (a)	241	40,387
Prologis, Inc. (a)	1,742	194,738
Public Storage (a)	307	91,882
Realty Income Corp. (a)	1,779	103,200
Regency Centers Corp. (a)	293	21,612
SBA Communications Corp. (a)	219	48,182
Simon Property Group, Inc. (a)	601	99,814
UDR, Inc. (a)	640	28,909
Ventas, Inc. (a)	810	55,696
VICI Properties, Inc. (a)	2,099	68,469
Welltower, Inc. (a)	1,137	174,200
Weyerhaeuser Co. (a)	1,492	43,686
		2,048,367
Utilities — 2.5%
AES Corp. (a)	1,400	17,388
Alliant Energy Corp. (a)	481	30,952
Ameren Corp. (a)	500	50,200
American Electric Power Co., Inc. (a)	982	107,303
American Water Works Co., Inc. (a)	371	54,730
Atmos Energy Corp. (a)	302	46,683

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CenterPoint Energy, Inc. (a)	1,254	$45,433
CMS Energy Corp. (a)	454	34,100
Consolidated Edison, Inc. (a)	664	73,432
Constellation Energy Corp. (a)	596	120,172
Dominion Energy, Inc. (a)	1,660	93,076
DTE Energy Co. (a)	358	49,501
Duke Energy Corp. (a)	1,515	184,785
Edison International (a)	711	41,892
Entergy Corp. (a)	830	70,957
Evergy, Inc. (a)	381	26,270
Eversource Energy (a)	685	42,545
Exelon Corp. (a)	1,879	86,584
FirstEnergy Corp. (a)	996	40,258
NextEra Energy, Inc. (a)	3,970	281,433
NiSource, Inc. (a)	747	29,947
NRG Energy, Inc. (a)	378	36,084
PG&E Corp. (a)	4,277	73,479
Pinnacle West Capital Corp. (a)	241	22,955
PPL Corp. (a)	1,387	50,085
Public Service Enterprise Group, Inc. (a)	919	75,634
Sempra (a)	1,248	89,057
Southern Co. (a)	2,152	197,876
Vistra Corp. (a)	649	76,219
WEC Energy Group, Inc. (a)	646	70,401
Xcel Energy, Inc. (a)	1,133	80,204
		2,299,635

TOTAL COMMON STOCK (Cost $51,309,137)		90,678,878

TOTAL EQUITIES (Cost $51,309,137)		90,678,878

	Principal Amount
BONDS & NOTES — 0.0%
CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp.
5.000% 8/01/49 (d) (e)	$359,000	—

TOTAL CORPORATE DEBT (Cost $0)		—

TOTAL BONDS & NOTES (Cost $0)		—

TOTAL PURCHASED OPTIONS(#) — 1.0% (Cost $931,880)		943,920

	Number of Shares
RIGHTS — 0.0%
Health Care — 0.0%
Abiomed, Inc., CVR (b) (d) (e)	136	—

MML Managed Volatility Fund — Portfolio of Investments (Continued)

		Value
TOTAL RIGHTS (Cost $139)		$—

TOTAL LONG-TERM INVESTMENTS (Cost $52,241,156)		91,622,798

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (f)	$1,016,425	1,016,425

TOTAL SHORT-TERM INVESTMENTS (Cost $1,016,425)		1,016,425

TOTAL INVESTMENTS — 100.5% (Cost $53,257,581) (g)		92,639,223

Other Assets/(Liabilities) — (0.5)%		(494,941)

NET ASSETS — 100.0%		$92,144,282

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is pledged/held as collateral for open derivatives.
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $11,196 or 0.01% of net assets. The Fund received $11,463 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Investment is valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2025, these securities amounted to a value of $0 or 0.00% of net assets.
(f)	Maturity value of $1,016,502. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $1,036,884.
(g)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Put
S&P 500 Index	5/16/25	5,250.00	23	USD	12,075,000	$107,709	$166,785	$(59,076)
S&P 500 Index	6/20/25	5,200.00	23	USD	11,960,000	156,400	158,068	(1,668)
S&P 500 Index	6/20/25	5,500.00	23	USD	12,650,000	306,981	293,469	13,512
S&P 500 Index	6/30/25	5,100.00	23	USD	11,730,000	148,350	176,697	(28,347)
S&P 500 Index	6/30/25	5,300.00	23	USD	12,190,000	224,480	136,861	87,619
						$943,920	$931,880	$12,040

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
S&P 500 Index	4/17/25	5,650.00	18	USD	10,170,000	$(136,278)	$(204,831)	$68,553
S&P 500 Index	4/17/25	6,300.00	18	USD	11,340,000	(360)	(131,197)	130,837
S&P 500 Index	4/30/25	5,750.00	18	USD	10,350,000	(98,172)	(194,769)	96,597
S&P 500 Index	4/30/25	5,775.00	18	USD	10,395,000	(79,920)	(131,715)	51,795
S&P 500 Index	4/30/25	6,300.00	18	USD	11,340,000	(540)	(100,918)	100,378
S&P 500 Index	5/16/25	6,350.00	17	USD	10,795,000	(1,190)	(95,611)	94,421
S&P 500 Index	6/20/25	6,000.00	18	USD	10,800,000	(64,692)	(108,605)	43,913
S&P 500 Index	6/30/25	5,850.00	18	USD	10,530,000	(167,760)	(129,501)	(38,259)
S&P 500 Index	6/30/25	6,100.00	18	USD	10,980,000	(41,580)	(94,833)	53,253
						$(590,492)	$(1,191,980)	$601,488

Currency Legend

USD U.S. Dollar

MML Mid Cap Growth Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.9%
Communication Services — 6.4%
Liberty Media Corp-Liberty Formula One Class C (a)	55,763	$5,019,228
Liberty Media Corp-Liberty Live Class C (a)	9,587	653,258
Live Nation Entertainment, Inc. (a) (b)	2,793	364,710
Match Group, Inc.	26,743	834,382
New York Times Co. Class A	30,213	1,498,565
Pinterest, Inc. Class A (a)	54,104	1,677,224
Reddit, Inc. Class A (a)	11,967	1,255,338
ROBLOX Corp. Class A (a)	32,121	1,872,333
Spotify Technology SA (a)	2,394	1,316,772
Take-Two Interactive Software, Inc. (a)	8,388	1,738,413
Trade Desk, Inc. Class A (a)	37,926	2,075,311
		18,305,534
Consumer Discretionary — 11.6%
Bath & Body Works, Inc.	35,697	1,082,333
Birkenstock Holding PLC (a)	19,953	914,845
Bright Horizons Family Solutions, Inc. (a)	11,756	1,493,482
Burlington Stores, Inc. (a)	8,377	1,996,490
Domino's Pizza, Inc.	7,748	3,559,819
DraftKings, Inc. Class A (a) (b)	126,431	4,198,774
Duolingo, Inc. (a)	3,353	1,041,241
Hilton Worldwide Holdings, Inc.	11,246	2,559,027
Lululemon Athletica, Inc. (a)	2,955	836,442
O'Reilly Automotive, Inc. (a)	1,434	2,054,320
On Holding AG, Class A (a)	13,020	571,838
Planet Fitness, Inc. Class A (a)	23,064	2,228,213
Ross Stores, Inc.	19,626	2,508,007
Texas Roadhouse, Inc.	5,484	913,799
TopBuild Corp. (a)	1,930	588,554
Ulta Beauty, Inc. (a)	3,591	1,316,245
Viking Holdings Ltd. (a)	33,902	1,347,604
Wingstop, Inc.	1,996	450,258
Yum! Brands, Inc.	23,064	3,629,351
		33,290,642
Consumer Staples — 4.4%
Casey's General Stores, Inc.	11,731	5,091,723
Dollar Tree, Inc. (a)	37,229	2,794,781
elf Beauty, Inc. (a) (b)	10,912	685,165
Freshpet, Inc. (a) (b)	14,906	1,239,732
Maplebear, Inc. (a)	19,880	793,013
McCormick & Co., Inc.	15,897	1,308,482
Reynolds Consumer Products, Inc.	23,130	551,882

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TreeHouse Foods, Inc. (a)	9,065	$245,571
		12,710,349
Energy — 5.5%
Cheniere Energy, Inc.	17,547	4,060,376
EQT Corp.	48,029	2,566,189
Expand Energy Corp.	13,500	1,502,820
Range Resources Corp.	27,100	1,082,103
Targa Resources Corp.	17,426	3,493,390
TechnipFMC PLC	99,208	3,143,902
		15,848,780
Financials — 10.1%
ARES Management Corp. Class A	22,255	3,262,806
Assurant, Inc.	15,600	3,272,100
Axis Capital Holdings Ltd.	11,600	1,162,784
Block, Inc. (a)	30,081	1,634,301
Cboe Global Markets, Inc.	10,649	2,409,762
Corpay, Inc. (a)	6,149	2,144,279
Intercontinental Exchange, Inc.	10,984	1,894,740
Markel Group, Inc. (a)	590	1,103,070
MarketAxess Holdings, Inc.	8,530	1,845,465
MSCI, Inc.	402	227,331
Nasdaq, Inc.	22,493	1,706,319
Raymond James Financial, Inc.	15,700	2,180,887
Toast, Inc., Class A (a)	53,850	1,786,204
TPG, Inc.	7,183	340,690
Tradeweb Markets, Inc. Class A	27,978	4,153,614
		29,124,352
Health Care — 17.0%
Acadia Healthcare Co., Inc. (a)	3,416	103,573
Agilent Technologies, Inc.	29,017	3,394,409
Alcon AG (b)	24,400	2,316,292
Align Technology, Inc. (a)	15,601	2,478,375
Alnylam Pharmaceuticals, Inc. (a)	13,097	3,536,452
Argenx SE ADR (a)	239	141,456
Ascendis Pharma AS ADR (a)	8,100	1,262,466
Avantor, Inc. (a)	160,830	2,607,054
Biogen, Inc. (a)	9,181	1,256,328
Blueprint Medicines Corp. (a)	998	88,333
Bruker Corp. (b)	35,358	1,475,843
Cooper Cos., Inc. (a)	26,500	2,235,275
CRISPR Therapeutics AG (a) (b)	11,775	400,703
Cytokinetics, Inc. (a) (b)	16,100	647,059
Encompass Health Corp.	7,921	802,239
Enovis Corp. (a)	23,528	899,005
Exact Sciences Corp. (a) (b)	35,434	1,533,938
Hologic, Inc. (a)	67,610	4,176,270
Insmed, Inc. (a)	2,074	158,225
Ionis Pharmaceuticals, Inc. (a)	45,326	1,367,485
Mettler-Toledo International, Inc. (a)	1,550	1,830,411
Molina Healthcare, Inc. (a)	4,330	1,426,259
Natera, Inc. (a)	12,420	1,756,312
Penumbra, Inc. (a)	1,700	454,597
Quidelortho Corp. (a) (b)	25,733	899,883

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sarepta Therapeutics, Inc. (a)	7,220	$460,780
Teleflex, Inc.	23,640	3,266,812
Vaxcyte, Inc. (a) (b)	6,530	246,573
Veeva Systems, Inc. Class A (a)	31,089	7,201,145
West Pharmaceutical Services, Inc.	1,789	400,521
		48,824,073
Industrials — 16.7%
Axon Enterprise, Inc. (a)	4,459	2,345,211
AZEK Co., Inc. (a)	19,700	963,133
Broadridge Financial Solutions, Inc.	8,821	2,138,740
BWX Technologies, Inc.	36,314	3,582,376
Clean Harbors, Inc. (a)	14,445	2,847,109
Equifax, Inc.	7,835	1,908,293
Esab Corp. (b)	20,147	2,347,126
Ferguson Enterprises, Inc.	9,538	1,528,274
Fortive Corp.	39,691	2,904,587
GE Vernova, Inc.	3,973	1,212,877
IDEX Corp.	18,079	3,271,757
Ingersoll Rand, Inc.	37,754	3,021,453
ITT, Inc.	6,784	876,221
JB Hunt Transport Services, Inc.	11,970	1,770,962
Old Dominion Freight Line, Inc.	9,977	1,650,695
Paylocity Holding Corp. (a)	13,983	2,619,575
Quanta Services, Inc.	3,120	793,042
Standardaero, Inc. (a)	96,874	2,580,723
Textron, Inc.	43,483	3,141,647
TransUnion	13,003	1,079,119
UL Solutions, Inc. Class A	12,686	715,490
United Rentals, Inc.	632	396,074
Veralto Corp.	12,800	1,247,360
Verisk Analytics, Inc.	3,992	1,188,099
Waste Connections, Inc.	5,300	1,034,507
XPO, Inc. (a)	7,949	855,153
		48,019,603
Information Technology — 20.4%
Amphenol Corp. Class A	21,500	1,410,185
AppLovin Corp. Class A (a)	2,852	755,694
Atlassian Corp. Class A (a)	7,579	1,608,340
CCC Intelligent Solutions Holdings, Inc. (a)	222,751	2,011,441
CDW Corp.	15,491	2,482,588
Cognex Corp.	17,770	530,079
Coherent Corp. (a)	20,124	1,306,853
Datadog, Inc. Class A (a)	21,237	2,106,923
Fair Isaac Corp. (a)	1,038	1,914,238
Flex Ltd. (a)	68,281	2,258,735
Fortinet, Inc. (a)	1,597	153,727
Gartner, Inc. (a)	10,468	4,393,838
HubSpot, Inc. (a)	3,964	2,264,594
Keysight Technologies, Inc. (a)	12,600	1,887,102
Lattice Semiconductor Corp. (a) (b)	61,057	3,202,440
Littelfuse, Inc.	1,517	298,455
Marvell Technology, Inc.	46,271	2,848,905
Microchip Technology, Inc.	62,929	3,046,393
Monday.com Ltd. (a)	3,581	870,756
MongoDB, Inc. (a)	2,000	350,800

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Monolithic Power Systems, Inc.	4,268	$2,475,355
NXP Semiconductors NV	5,200	988,312
Onestream, Inc. (a)	16,957	361,862
Palantir Technologies, Inc. Class A (a)	35,393	2,987,169
PTC, Inc. (a)	23,843	3,694,473
Pure Storage, Inc. Class A (a)	32,736	1,449,223
Roper Technologies, Inc.	1,272	749,946
SailPoint, Inc. (a)	9,615	180,281
ServiceTitan, Inc. Class A (a)	1,150	109,376
Silicon Laboratories, Inc. (a)	12,727	1,432,678
Tyler Technologies, Inc. (a)	6,020	3,499,968
Unity Software, Inc. (a) (b)	55,730	1,091,751
Zoom Communications, Inc. (a)	24,500	1,807,365
Zscaler, Inc. (a)	9,979	1,980,033
		58,509,878
Materials — 3.4%
Avery Dennison Corp.	16,100	2,865,317
Ball Corp.	51,641	2,688,947
Martin Marietta Materials, Inc.	4,530	2,165,929
RPM International, Inc.	6,930	801,662
Sealed Air Corp. (b)	39,600	1,144,440
		9,666,295
Real Estate — 1.4%
CoStar Group, Inc. (a)	24,454	1,937,490
SBA Communications Corp.	9,508	2,091,855
		4,029,345

TOTAL COMMON STOCK (Cost $247,109,513)		278,328,851

PREFERRED STOCK — 0.0%
Consumer Discretionary — 0.0%
Nuro, Inc., Series D, (Acquired 10/29/21, Cost $159,220) (a) (c) (d)	7,638	76

Health Care — 0.0%
Caris Life Sciences, Inc., Series D, (Acquired 5/11/21, Cost $271,366) (a) (c) (d)	33,502	335

Industrials — 0.0%
Sila Nanotechnologies, Inc., Series F, (Acquired 1/07/21, Cost $407,982) (a) (c) (d)	9,885	96,675

TOTAL PREFERRED STOCK (Cost $838,568)		97,086

TOTAL EQUITIES (Cost $247,948,081)		278,425,937

TOTAL LONG-TERM INVESTMENTS (Cost $247,948,081)		278,425,937

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 3.4%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (e)	172,916	$172,916
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund, 1.202% (f)	114	114

	Principal Amount
Repurchase Agreement — 3.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (g)	$9,421,262	9,421,262

TOTAL SHORT-TERM INVESTMENTS (Cost $9,594,292)		9,594,292

TOTAL INVESTMENTS — 100.3% (Cost $257,542,373) (h)		288,020,229

Other Assets/(Liabilities) — (0.3)%		(861,880)

NET ASSETS — 100.0%		$287,158,349

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $12,011,029 or 4.18% of net assets. The Fund received $12,616,933 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is valued using an agreed upon price from an executed securities purchase agreement.
(d)	Restricted security. Certain securities are restricted to resale. At March 31, 2025, these securities amounted to a value of $97,086 or 0.03% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(f)	Rate disclosed is the 7-day net yield as of March 31, 2025.
(g)	Maturity value of $9,421,982. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $9,609,864.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Mid Cap Value Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 97.6%
Communication Services — 1.9%
Fox Corp. Class B	14,285	$752,962
Interpublic Group of Cos., Inc.	71,862	1,951,772
Omnicom Group, Inc.	22,277	1,846,986
		4,551,720
Consumer Discretionary — 1.8%
BorgWarner, Inc.	48,288	1,383,451
Gentex Corp.	41,651	970,469
Mohawk Industries, Inc. (a)	16,712	1,908,176
		4,262,096
Consumer Staples — 10.2%
Conagra Brands, Inc.	115,290	3,074,784
Estee Lauder Cos., Inc. Class A	28,955	1,911,030
General Mills, Inc.	37,347	2,232,977
Heineken NV	20,906	1,707,320
Kenvue, Inc.	142,029	3,405,855
Kimberly-Clark Corp.	21,105	3,001,553
Koninklijke Ahold Delhaize NV	76,246	2,850,511
Mondelez International, Inc. Class A	32,510	2,205,804
Pernod Ricard SA	23,074	2,291,963
Reckitt Benckiser Group PLC	32,965	2,227,614
		24,909,411
Energy — 5.7%
Baker Hughes Co.	49,926	2,194,248
Coterra Energy, Inc.	79,879	2,308,503
Diamondback Energy, Inc.	7,460	1,192,705
Enterprise Products Partners LP (b)	155,147	5,296,719
EQT Corp.	21,966	1,173,643
Occidental Petroleum Corp.	34,670	1,711,311
		13,877,129
Financials — 15.5%
Allstate Corp.	13,650	2,826,505
Bank of New York Mellon Corp.	31,630	2,652,808
Commerce Bancshares, Inc.	61,146	3,805,116
Edenred SE	30,199	985,397
First Hawaiian, Inc.	50,862	1,243,067
Hanover Insurance Group, Inc.	9,264	1,611,473
Northern Trust Corp.	37,362	3,685,761
PNC Financial Services Group, Inc.	9,234	1,623,060
Reinsurance Group of America, Inc.	12,191	2,400,408
T. Rowe Price Group, Inc.	26,491	2,433,728

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Truist Financial Corp.	108,231	$4,453,706
US Bancorp	112,285	4,740,673
Westamerica BanCorp	25,071	1,269,345
Willis Towers Watson PLC	11,892	4,018,901
		37,749,948
Health Care — 17.4%
Becton Dickinson & Co.	16,428	3,762,998
Cardinal Health, Inc.	13,668	1,883,040
Cencora, Inc.	10,009	2,783,403
Centene Corp. (a)	35,469	2,153,323
Envista Holdings Corp. (a)	92,392	1,594,686
GE HealthCare Technologies, Inc. (a)	22,903	1,848,501
Henry Schein, Inc. (a)	71,094	4,869,228
Hologic, Inc. (a)	28,208	1,742,408
ICON PLC (a)	7,839	1,371,747
IQVIA Holdings, Inc. (a)	10,853	1,913,384
Labcorp Holdings, Inc.	17,679	4,114,610
Medtronic PLC	26,822	2,410,225
Quest Diagnostics, Inc.	16,750	2,834,100
Universal Health Services, Inc. Class B	9,402	1,766,636
Zimmer Biomet Holdings, Inc.	65,551	7,419,062
		42,467,351
Industrials — 15.9%
A.O. Smith Corp.	19,294	1,261,056
ABM Industries, Inc.	35,359	1,674,602
Beacon Roofing Supply, Inc. (a)	22,060	2,728,822
Bunzl PLC	68,750	2,634,165
CSX Corp.	94,331	2,776,161
Cummins, Inc.	1,256	393,681
Dover Corp.	6,130	1,076,918
Emerson Electric Co.	16,523	1,811,582
Gates Industrial Corp. PLC (a)	25,340	466,509
L3Harris Technologies, Inc.	17,411	3,644,296
Legrand SA	5,993	634,564
MSC Industrial Direct Co., Inc. Class A	48,004	3,728,471
Norfolk Southern Corp.	18,829	4,459,649
nVent Electric PLC	3,254	170,575
Oshkosh Corp.	34,389	3,235,317
Republic Services, Inc.	4,220	1,021,915
Southwest Airlines Co.	67,373	2,262,385
Timken Co.	23,960	1,722,005
Vinci SA	18,226	2,303,185
Weir Group PLC	24,334	734,755
		38,740,613
Information Technology — 5.0%
Amdocs Ltd.	37,060	3,390,990
Cognizant Technology Solutions Corp. Class A	20,215	1,546,447
F5, Inc. (a)	4,042	1,076,263
HP, Inc.	99,585	2,757,509
TE Connectivity PLC	16,911	2,389,863
Teradyne, Inc.	11,418	943,127
		12,104,199

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 5.2%
Akzo Nobel NV	29,378	$1,811,192
Eagle Materials, Inc.	4,565	1,013,110
Graphic Packaging Holding Co.	137,058	3,558,026
Martin Marietta Materials, Inc.	2,551	1,219,710
Packaging Corp. of America	7,150	1,415,843
PPG Industries, Inc.	13,572	1,484,098
Reliance, Inc.	7,053	2,036,554
		12,538,533
Real Estate — 9.8%
Agree Realty Corp.	18,144	1,400,535
American Tower Corp.	11,270	2,452,352
Equity Residential	47,033	3,366,622
Essex Property Trust, Inc.	4,341	1,330,821
Healthpeak Properties, Inc.	100,796	2,038,095
Public Storage	9,028	2,701,990
Realty Income Corp.	63,414	3,678,646
Regency Centers Corp.	9,844	726,094
Ventas, Inc.	33,166	2,280,494
VICI Properties, Inc.	118,392	3,861,947
		23,837,596
Utilities — 9.2%
Evergy, Inc.	57,434	3,960,074
Eversource Energy	47,316	2,938,797
Northwestern Energy Group, Inc.	65,111	3,767,974
ONE Gas, Inc.	35,617	2,692,289
PPL Corp.	59,353	2,143,237
Spire, Inc.	38,084	2,980,073
WEC Energy Group, Inc.	9,638	1,050,349
Xcel Energy, Inc.	41,513	2,938,705
		22,471,498

TOTAL COMMON STOCK (Cost $231,750,313)		237,510,094

PREFERRED STOCK — 0.8%
Consumer Staples — 0.8%
Henkel AG & Co. KGaA 2.514%
	24,146	1,919,582

TOTAL PREFERRED STOCK (Cost $1,716,286)		1,919,582

TOTAL EQUITIES (Cost $233,466,599)		239,429,676

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell Mid-Cap Value ETF	13,812	$1,739,898

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,766,452)		1,739,898

TOTAL LONG-TERM INVESTMENTS (Cost $235,233,051)		241,169,574

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (c)	$4,251,333	4,251,333

TOTAL SHORT-TERM INVESTMENTS (Cost $4,251,333)		4,251,333

TOTAL INVESTMENTS — 100.8% (Cost $239,484,384) (d)		245,420,907

Other Assets/(Liabilities) — (0.8)%		(2,039,830)

NET ASSETS — 100.0%		$243,381,077

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $4,251,658. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $4,336,530.
(d)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/27/25	EUR	301,373	USD	326,972	$483
Bank of America N.A.	6/27/25	USD	3,266,319	EUR	3,001,855	4,674
Citibank N.A.	6/27/25	USD	2,389,266	GBP	1,846,856	3,772
Goldman Sachs & Co.	6/27/25	USD	2,389,094	GBP	1,846,856	3,600
Goldman Sachs & Co.	6/27/25	USD	3,266,619	EUR	3,001,855	4,974
Morgan Stanley & Co. LLC	6/27/25	USD	3,266,188	EUR	3,001,855	4,543
UBS AG	6/27/25	USD	3,265,403	EUR	3,001,855	3,758
						$25,804

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MML Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 96.7%
Communication Services — 2.5%
Cargurus, Inc. (a)	45,749	$1,332,668
Cinemark Holdings, Inc. (b)	29,900	744,211
Criteo SA Sponsored ADR (a)	20,251	717,088
Ziff Davis, Inc. (a) (b)	13,196	495,906
		3,289,873
Consumer Discretionary — 10.2%
Acushnet Holdings Corp. (b)	6,619	454,461
American Eagle Outfitters, Inc.	35,196	408,978
Boot Barn Holdings, Inc. (a)	7,233	777,041
Century Communities, Inc.	9,552	640,939
Champion Homes, Inc. (a)	23,459	2,222,975
Cheesecake Factory, Inc. (b)	15,085	734,036
Genius Sports Ltd. (a) (b)	102,715	1,028,177
Global-e Online Ltd. (a)	7,205	256,858
Goodyear Tire & Rubber Co. (a)	57,148	528,048
H&R Block, Inc.	8,629	473,818
Modine Manufacturing Co. (a)	8,921	684,687
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	7,340	854,082
Patrick Industries, Inc. (b)	9,980	843,909
Shake Shack, Inc. Class A (a)	7,666	675,911
Steven Madden Ltd.	15,049	400,905
Stride, Inc. (a) (b)	6,210	785,565
Sweetgreen, Inc. Class A (a) (b)	34,413	861,013
Visteon Corp. (a)	4,827	374,672
Wingstop, Inc.	746	168,283
YETI Holdings, Inc. (a)	15,650	518,015
		13,692,373
Consumer Staples — 3.2%
BellRing Brands, Inc. (a)	10,805	804,540
Chefs' Warehouse, Inc. (a)	15,180	826,703
Freshpet, Inc. (a) (b)	7,492	623,109
Maplebear, Inc. (a)	6,462	257,769
Simply Good Foods Co. (a)	18,961	653,965
Sprouts Farmers Market, Inc. (a)	4,823	736,183
Vital Farms, Inc. (a)	13,204	402,326
		4,304,595
Energy — 3.9%
Aris Water Solutions, Inc. Class A	10,829	346,961
Cactus, Inc. Class A	12,286	563,067
Gulfport Energy Corp. (a)	5,999	1,104,656
Magnolia Oil & Gas Corp. Class A (b)	27,609	697,403

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Seadrill Ltd. (a)	14,839	$370,975
Viper Energy, Inc.	46,892	2,117,174
		5,200,236
Financials — 12.3%
Ameris Bancorp	16,107	927,280
Assured Guaranty Ltd.	8,395	739,600
Banner Corp.	15,333	977,785
Cadence Bank	56,379	1,711,666
Evercore, Inc. Class A	1,995	398,441
HA Sustainable Infrastructure Capital, Inc. (b)	54,198	1,584,750
Hamilton Insurance Group Ltd. Class B (a)	12,643	262,089
Hamilton Lane, Inc. Class A (b)	6,666	991,034
Hancock Whitney Corp.	19,274	1,010,921
Kemper Corp.	9,494	634,674
MGIC Investment Corp.	17,624	436,723
National Bank Holdings Corp. Class A	22,986	879,674
Perella Weinberg Partners	29,209	537,446
PJT Partners, Inc. Class A	8,378	1,155,159
PRA Group, Inc. (a)	30,072	620,085
Seacoast Banking Corp. of Florida	35,321	908,809
SiriusPoint Ltd. (a) (b)	62,119	1,074,038
StepStone Group, Inc. Class A	11,367	593,698
UMB Financial Corp.	9,597	970,257
		16,414,129
Health Care — 19.8%
Acadia Healthcare Co., Inc. (a)	21,066	638,721
Akero Therapeutics, Inc. (a)	16,332	661,119
Alignment Healthcare, Inc. (a)	69,484	1,293,792
Amicus Therapeutics, Inc. (a)	35,465	289,394
Apellis Pharmaceuticals, Inc. (a)	12,606	275,693
Apogee Therapeutics, Inc. (a) (b)	12,977	484,821
Avidity Biosciences, Inc. (a)	25,280	746,266
Axsome Therapeutics, Inc. (a)	4,752	554,226
Biohaven Ltd. (a)	6,765	162,631
Blueprint Medicines Corp. (a)	5,784	511,942
Celldex Therapeutics, Inc. (a)	14,991	272,087
CG oncology, Inc. (a) (b)	9,598	235,055
Crinetics Pharmaceuticals, Inc. (a) (b)	23,956	803,484
Cytokinetics, Inc. (a) (b)	17,736	712,810
Disc Medicine, Inc. (a) (b)	12,849	637,824
GeneDx Holdings Corp. (a)	10,062	891,141
Geron Corp. (a)	80,749	128,391
Glaukos Corp. (a)	8,717	857,927
Haemonetics Corp. (a) (b)	11,213	712,586
HealthEquity, Inc. (a)	10,817	955,898
Hims & Hers Health, Inc. (a) (b)	18,729	553,442
Immatics NV (a) (b)	34,335	154,851
Insmed, Inc. (a)	11,192	853,838
Inspire Medical Systems, Inc. (a)	3,891	619,758
Intra-Cellular Therapies, Inc. (a)	5,029	663,426
Janux Therapeutics, Inc. (a)	3,552	95,904
Kymera Therapeutics, Inc. (a) (b)	13,812	378,034
Lantheus Holdings, Inc. (a) (b)	8,304	810,470
Merus NV (a)	15,184	639,095
Myriad Genetics, Inc. (a)	26,733	237,122

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Nurix Therapeutics, Inc. (a)	27,458	$326,201
Nuvalent, Inc., Class A (a)	5,533	392,400
Option Care Health, Inc. (a)	30,730	1,074,013
PACS Group, Inc. (a)	3,209	36,069
PROCEPT BioRobotics Corp. (a)	21,605	1,258,707
Protagonist Therapeutics, Inc. (a)	7,835	378,901
Prothena Corp. PLC (a) (b)	4,575	56,616
PTC Therapeutics, Inc. (a)	8,900	453,544
Revolution Medicines, Inc. (a)	28,356	1,002,668
Rocket Pharmaceuticals, Inc. (a)	38,894	259,423
Scholar Rock Holding Corp. (a)	8,611	276,844
Soleno Therapeutics, Inc. (a)	2,868	204,919
Spyre Therapeutics, Inc. (a) (b)	10,028	161,802
Structure Therapeutics, Inc. ADR (a) (b)	11,457	198,321
TransMedics Group, Inc. (a) (b)	6,163	414,647
Twist Bioscience Corp. (a)	8,381	329,038
Ultragenyx Pharmaceutical, Inc. (a)	6,757	244,671
Vaxcyte, Inc. (a) (b)	9,729	367,367
Veracyte, Inc. (a)	10,404	308,479
Vericel Corp. (a)	14,517	647,748
Verona Pharma PLC ADR (a)	16,315	1,035,839
Xenon Pharmaceuticals, Inc. (a)	8,426	282,692
		26,542,657
Industrials — 23.8%
Acuity, Inc.	3,728	981,769
Air Lease Corp.	17,843	861,995
Ameresco, Inc. Class A (a)	27,395	330,932
Applied Industrial Technologies, Inc.	9,856	2,220,951
Atmus Filtration Technologies, Inc.	21,059	773,497
AZEK Co., Inc. (a)	54,265	2,653,016
Boise Cascade Co.	6,369	624,735
Casella Waste Systems, Inc. Class A (a)	11,894	1,326,300
Comfort Systems USA, Inc.	973	313,627
Curtiss-Wright Corp.	2,110	669,440
DXP Enterprises, Inc. (a)	9,862	811,248
Enpro, Inc.	4,563	738,248
ESCO Technologies, Inc.	5,412	861,157
Exlservice Holdings, Inc. (a)	38,759	1,829,812
Flowserve Corp.	14,016	684,541
Fluor Corp. (a)	44,974	1,610,969
FTAI Aviation Ltd. (b)	6,704	744,345
GATX Corp.	5,339	828,987
Kirby Corp. (a)	9,162	925,454
Korn Ferry	12,718	862,662
Leonardo DRS, Inc.	22,821	750,355
McGrath RentCorp	5,986	666,840
MYR Group, Inc. (a)	5,817	657,845
NEXTracker, Inc. Class A (a)	15,591	657,005
Rush Enterprises, Inc. Class A	33,264	1,776,630
RXO, Inc. (a) (b)	36,095	689,415
Ryder System, Inc.	6,300	906,003
Shoals Technologies Group, Inc. Class A (a)	147,267	488,926
TriNet Group, Inc.	6,402	507,294
Verra Mobility Corp. (a)	107,687	2,424,034
Zurn Elkay Water Solutions Corp.	52,014	1,715,422
		31,893,454

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 12.0%
Agilysys, Inc. (a) (b)	5,555	$402,960
AvePoint, Inc. (a)	124,248	1,794,141
Belden, Inc.	7,843	786,261
Braze, Inc. Class A (a)	16,887	609,283
Calix, Inc. (a)	8,123	287,879
Cirrus Logic, Inc. (a)	6,176	615,469
Clearwater Analytics Holdings, Inc. Class A (a)	40,591	1,087,839
Crane NXT Co. (b)	12,680	651,752
Credo Technology Group Holding Ltd. (a)	7,554	303,369
CyberArk Software Ltd. (a)	4,391	1,484,158
DoubleVerify Holdings, Inc. (a)	15,031	200,964
Freshworks, Inc. Class A (a)	65,496	924,149
Ingram Micro Holding Corp.	20,152	357,496
Intapp, Inc. (a)	6,400	373,632
Jamf Holding Corp. (a)	87,337	1,061,145
MKS Instruments, Inc.	5,100	408,765
Novanta, Inc. (a)	5,451	697,019
PAR Technology Corp. (a) (b)	7,437	456,186
Power Integrations, Inc.	8,945	451,723
Semtech Corp. (a)	6,693	230,239
SiTime Corp. (a) (b)	4,797	733,317
Sprout Social, Inc. Class A (a)	27,369	601,844
Synaptics, Inc. (a) (b)	6,506	414,562
Universal Display Corp.	2,022	282,029
Viavi Solutions, Inc. (a)	71,255	797,343
		16,013,524
Materials — 2.6%
Cabot Corp.	27,067	2,250,350
Graphic Packaging Holding Co. (b)	26,377	684,747
Methanex Corp.	15,150	531,614
		3,466,711
Real Estate — 5.1%
American Healthcare REIT, Inc. (b)	37,130	1,125,039
Douglas Emmett, Inc.	35,903	574,448
Essential Properties Realty Trust, Inc.	22,297	727,774
Independence Realty Trust, Inc. (b)	36,515	775,213
Macerich Co.	19,372	332,617
Phillips Edison & Co., Inc.	33,422	1,219,569
Ryman Hospitality Properties, Inc. (b)	10,722	980,420
Terreno Realty Corp.	12,336	779,882
Xenia Hotels & Resorts, Inc.	29,392	345,650
		6,860,612
Utilities — 1.3%
IDACORP, Inc.	8,419	978,456

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ONE Gas, Inc.	11,059	$835,949
		1,814,405

TOTAL COMMON STOCK (Cost $120,433,367)		129,492,569

TOTAL EQUITIES (Cost $120,433,367)		129,492,569

EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 2000 ETF
	683	136,252

TOTAL EXCHANGE-TRADED FUNDS (Cost $142,181)		136,252

TOTAL LONG-TERM INVESTMENTS (Cost $120,575,548)		129,628,821

SHORT-TERM INVESTMENTS — 1.5%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (c)	834,137	834,137

	Principal Amount
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (d)	$1,158,960	1,158,960

TOTAL SHORT-TERM INVESTMENTS (Cost $1,993,097)		1,993,097

TOTAL INVESTMENTS — 98.3% (Cost $122,568,645) (e)		131,621,918

Other Assets/(Liabilities) — 1.7%		2,275,002

NET ASSETS — 100.0%		$133,896,920

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $23,149,851 or 17.29% of net assets. The Fund received $23,279,498 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(d)	Maturity value of $1,159,048. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $1,182,232.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Small Company Value Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Communication Services — 1.2%
Cable One, Inc.	1,909	$507,355
Entravision Communications Corp. Class A	82,227	172,676
Townsquare Media, Inc. Class A	5,927	48,246
		728,277
Consumer Discretionary — 11.2%
A-Mark Precious Metals, Inc.	11,403	289,294
Accel Entertainment, Inc. (a)	17,063	169,265
Bloomin' Brands, Inc.	13,263	95,096
Boyd Gaming Corp. (b)	8,674	571,009
BRP, Inc. (b)	9,541	322,581
Brunswick Corp.	10,668	574,472
Capri Holdings Ltd. (a) (b)	19,010	375,067
Champion Homes, Inc. (a) (b)	6,011	569,602
KinderCare Learning Cos., Inc. (a)	25,901	300,193
M/I Homes, Inc. (a)	2,961	338,087
MarineMax, Inc. (a) (b)	19,763	424,905
Meritage Home Corp.	6,242	442,433
OneWater Marine, Inc. Class A (a) (b)	16,505	267,051
Patrick Industries, Inc. (b)	3,572	302,048
Penske Automotive Group, Inc.	1,043	150,171
Solo Brands, Inc. Class A (a) (b)	4,912	824
Taylor Morrison Home Corp. (a)	7,591	455,764
Visteon Corp. (a)	10,958	850,560
		6,498,422
Consumer Staples — 3.6%
Edgewell Personal Care Co. (b)	29,956	934,927
Spectrum Brands Holdings, Inc.	11,523	824,470
Turning Point Brands, Inc.	5,755	342,077
		2,101,474
Energy — 10.9%
ChampionX Corp.	17,559	523,258
Chord Energy Corp.	8,087	911,567
Crescent Energy Co. Class A	79,891	897,975
Flowco Holdings, Inc. Class A (a)	18,175	466,189
Infinity Natural Resources, Inc. Class A (a)	7,978	149,587
Mach Natural Resources LP	22,472	349,440
Magnolia Oil & Gas Corp. Class A (b)	45,620	1,152,361
Northern Oil & Gas, Inc. (b)	34,096	1,030,722
Permian Resources Corp. (b)	51,076	707,403

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TXO Partners LP	9,002	$172,478
		6,360,980
Financials — 37.2%
Ameris Bancorp	12,613	726,130
Atlantic Union Bankshares Corp.	11,174	347,958
Axis Capital Holdings Ltd.	19,843	1,989,062
Axos Financial, Inc. (a)	7,222	465,963
Baldwin Insurance Group, Inc. (a) (b)	3,925	175,408
Banc of California, Inc.	14,956	212,226
Bowhead Specialty Holdings, Inc. (a)	1,362	55,365
Columbia Banking System, Inc.	43,780	1,091,873
Compass Diversified Holdings	48,233	900,510
CVB Financial Corp. (b)	25,206	465,303
Euronet Worldwide, Inc. (a)	10,389	1,110,065
EVERTEC, Inc.	40,380	1,484,773
Fidelis Insurance Holdings Ltd.	20,990	340,038
First BanCorp	28,246	541,476
First Interstate BancSystem, Inc. Class A	13,439	385,027
First Merchants Corp.	6,432	260,110
FNB Corp.	98,794	1,328,779
Hamilton Insurance Group Ltd. Class B (a)	17,960	372,311
Home BancShares, Inc.	38,706	1,094,219
International Bancshares Corp.	9,869	622,339
Northpointe Bancshares, Inc. (a)	4,157	60,027
Old National Bancorp	84,664	1,794,030
Pacific Premier Bancorp, Inc.	9,027	192,456
Popular, Inc.	7,703	711,526
Provident Financial Services, Inc.	10,905	187,239
Repay Holdings Corp. (a)	41,996	233,918
SiriusPoint Ltd. (a) (b)	7,684	132,856
SouthState Corp. (b)	15,202	1,411,050
StoneX Group, Inc. (a)	7,018	536,035
UMB Financial Corp.	10,480	1,059,528
Webster Financial Corp.	26,554	1,368,859
		21,656,459
Health Care — 3.5%
Embecta Corp.	34,416	438,804
Enovis Corp. (a)	32,783	1,252,639
Envista Holdings Corp. (a) (b)	20,282	350,067
		2,041,510
Industrials — 16.9%
Atmus Filtration Technologies, Inc.	6,931	254,576
Blue Bird Corp. (a) (b)	13,830	447,677
Brink's Co.	14,037	1,209,428
Deluxe Corp.	14,582	230,541
DIRTT Environmental Solutions (a)	80,290	57,158
DXP Enterprises, Inc. (a)	4,018	330,521
Gates Industrial Corp. PLC (a) (b)	47,255	869,965
GMS, Inc. (a)	15,460	1,131,208
Hillman Solutions Corp. (a)	38,865	341,623
IBEX Holdings Ltd. (a)	4,506	109,721
Korn Ferry	7,875	534,161
Loomis AB	11,856	480,754

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Luxfer Holdings PLC	2,728	$32,354
NV5 Global, Inc. (a)	23,417	451,246
Proficient Auto Logistics, Inc. (a) (b)	13,395	112,116
Science Applications International Corp. (b)	3,012	338,157
Sensata Technologies Holding PLC	11,904	288,910
Tecnoglass, Inc. (b)	4,379	313,318
Timken Co.	20,908	1,502,658
Titan Machinery, Inc. (a) (b)	11,522	196,335
TriNet Group, Inc.	8,013	634,950
Verra Mobility Corp. (a)	284	6,393
		9,873,770
Information Technology — 4.0%
Amkor Technology, Inc.	17,011	307,219
Avnet, Inc.	13,403	644,550
Axcelis Technologies, Inc. (a)	10,232	508,224
Ingram Micro Holding Corp. (b)	20,110	356,751
Kulicke & Soffa Industries, Inc. (b)	15,195	501,131
		2,317,875
Materials — 5.1%
Graphic Packaging Holding Co. (b)	62,353	1,618,684
Ingevity Corp. (a)	13,151	520,648
Minerals Technologies, Inc.	8,450	537,166
Titan America SA (a)	21,934	296,548
		2,973,046
Real Estate — 5.9%
American Healthcare REIT, Inc. (b)	6,897	208,979
Americold Realty Trust, Inc.	35,325	758,074
EPR Properties (b)	10,173	535,202
Ryman Hospitality Properties, Inc. (b)	8,611	787,390
Terreno Realty Corp. (b)	12,906	815,917
UMH Properties, Inc.	19,345	361,752
		3,467,314

TOTAL COMMON STOCK (Cost $60,706,793)		58,019,127

TOTAL EQUITIES (Cost $60,706,793)		58,019,127

TOTAL LONG-TERM INVESTMENTS (Cost $60,706,793)		58,019,127

SHORT-TERM INVESTMENTS — 1.0%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (c)	337,848	337,848

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (d)	$222,862	222,862

MML Small Company Value Fund — Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $560,710)	$560,710

TOTAL INVESTMENTS — 100.5% (Cost $61,267,503) (e)	58,579,837

Other Assets/(Liabilities) — (0.5)%	(315,244)

NET ASSETS — 100.0%	$58,264,593

Abbreviation Legend

REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $13,425,789 or 23.04% of net assets. The Fund received $13,369,165 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(d)	Maturity value of $222,879. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $227,422.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	6/27/25	USD	411,796	SEK	4,143,909	$(2,553)

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

MML Small/Mid Cap Value Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Communication Services — 2.5%
Criteo SA Sponsored ADR (a)	42,551	$1,506,731
Nexstar Media Group, Inc.	8,144	1,459,569
		2,966,300
Consumer Discretionary — 11.1%
ADT, Inc.	199,081	1,620,519
AutoNation, Inc. (a)	9,640	1,560,909
Bath & Body Works, Inc.	53,458	1,620,846
BorgWarner, Inc.	57,692	1,652,876
Brunswick Corp.	17,641	949,968
Crocs, Inc. (a)	16,028	1,702,174
Dine Brands Global, Inc.	20,281	471,939
Group 1 Automotive, Inc.	4,241	1,619,850
Tapestry, Inc.	18,744	1,319,765
Taylor Morrison Home Corp. (a)	9,604	576,624
		13,095,470
Consumer Staples — 5.2%
BJ's Wholesale Club Holdings, Inc. (a)	22,520	2,569,532
Dollar Tree, Inc. (a)	6,280	471,439
Nomad Foods Ltd.	94,446	1,855,864
WD-40 Co.	4,874	1,189,256
		6,086,091
Energy — 5.0%
Cameco Corp.	34,374	1,414,834
HF Sinclair Corp.	13,276	436,515
Magnolia Oil & Gas Corp. Class A (b)	59,960	1,514,589
Matador Resources Co.	28,030	1,432,053
Northern Oil & Gas, Inc.	37,090	1,121,231
		5,919,222
Financials — 20.3%
American Financial Group, Inc.	12,894	1,693,498
BankUnited, Inc.	31,587	1,087,856
Cboe Global Markets, Inc.	8,254	1,867,798
Comerica, Inc.	21,874	1,291,878
Federated Hermes, Inc.	40,550	1,653,223
First BanCorp	74,462	1,427,437
First Citizens BancShares, Inc. Class A	905	1,677,979
First Hawaiian, Inc.	54,510	1,332,224
Hanover Insurance Group, Inc.	10,969	1,908,058
Independent Bank Corp.	11,160	699,174
Kemper Corp.	10,484	700,855

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NCR Atleos Corp. (a)	58,824	$1,551,777
Stifel Financial Corp.	13,477	1,270,342
Texas Capital Bancshares, Inc. (a)	16,094	1,202,222
Walker & Dunlop, Inc.	12,042	1,027,905
Webster Financial Corp.	23,985	1,236,427
Wintrust Financial Corp.	12,008	1,350,420
Zions Bancorp NA	20,019	998,147
		23,977,220
Health Care — 6.4%
Avantor, Inc. (a)	88,300	1,431,343
Encompass Health Corp.	19,984	2,023,980
Envista Holdings Corp. (a)	55,170	952,234
ICON PLC (a)	8,370	1,464,666
Integra LifeSciences Holdings Corp. (a)	34,429	757,094
Pediatrix Medical Group, Inc. (a)	68,282	989,406
		7,618,723
Industrials — 19.6%
ABM Industries, Inc.	22,439	1,062,711
ArcBest Corp.	18,708	1,320,411
Builders FirstSource, Inc. (a)	5,540	692,168
C.H. Robinson Worldwide, Inc.	20,027	2,050,765
CNH Industrial NV	100,240	1,230,947
Core & Main, Inc. Class A (a)	26,440	1,277,316
First Advantage Corp. (a)	8,859	124,823
Fluor Corp. (a)	33,290	1,192,448
GXO Logistics, Inc. (a)	30,800	1,203,664
Herc Holdings, Inc.	7,100	953,317
JBT Marel Corp.	11,426	1,396,257
MasTec, Inc. (a)	11,603	1,354,186
Middleby Corp. (a)	7,381	1,121,764
MillerKnoll, Inc.	58,816	1,125,738
Pentair PLC	19,030	1,664,744
Regal Rexnord Corp.	11,816	1,345,252
Robert Half, Inc.	26,649	1,453,703
WillScot Holdings Corp.	45,686	1,270,071
WNS Holdings Ltd. (a)	21,589	1,327,508
		23,167,793
Information Technology — 12.3%
ACI Worldwide, Inc. (a)	23,021	1,259,479
Amkor Technology, Inc.	42,590	769,175
Avnet, Inc.	22,442	1,079,236
Belden, Inc.	7,954	797,388
Calix, Inc. (a)	30,197	1,070,182
Commvault Systems, Inc. (a)	4,486	707,711
F5, Inc. (a)	6,170	1,642,886
FormFactor, Inc. (a)	38,104	1,077,962
Gen Digital, Inc.	35,572	944,081
IPG Photonics Corp. (a)	17,820	1,125,155
Lumentum Holdings, Inc. (a)	22,743	1,417,799
Nice Ltd. Sponsored ADR (a)	7,610	1,173,234
TD SYNNEX Corp.	13,667	1,420,821
		14,485,109

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 2.7%
Avient Corp.	37,201	$1,382,389
Graphic Packaging Holding Co.	68,740	1,784,491
		3,166,880
Real Estate — 9.4%
American Healthcare REIT, Inc.	39,700	1,202,910
Broadstone Net Lease, Inc.	42,908	731,152
COPT Defense Properties	53,640	1,462,763
CubeSmart	17,115	730,982
First Industrial Realty Trust, Inc.	21,454	1,157,658
Independence Realty Trust, Inc. (b)	84,950	1,803,488
Jones Lang LaSalle, Inc. (a)	7,283	1,805,528
Ryman Hospitality Properties, Inc.	9,063	828,721
STAG Industrial, Inc.	36,668	1,324,448
		11,047,650
Utilities — 3.5%
IDACORP, Inc.	16,587	1,927,741
TXNM Energy, Inc.	42,160	2,254,717
		4,182,458

TOTAL COMMON STOCK (Cost $115,264,497)		115,712,916

TOTAL EQUITIES (Cost $115,264,497)		115,712,916

TOTAL LONG-TERM INVESTMENTS (Cost $115,264,497)		115,712,916

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (c)	$1,228,494	1,228,494

TOTAL SHORT-TERM INVESTMENTS (Cost $1,228,494)		1,228,494

TOTAL INVESTMENTS — 99.0% (Cost $116,492,991) (d)		116,941,410

Other Assets/(Liabilities) — 1.0%		1,155,674

NET ASSETS — 100.0%		$118,097,084

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $3,284,877 or 2.78% of net assets. The Fund received $3,356,347 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $1,228,588. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $1,253,108.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Sustainable Equity Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Communication Services — 7.8%
Alphabet, Inc. Class A	31,006	$4,794,768
Liberty Media Corp-Liberty Formula One Class C (a)	2,348	211,343
Meta Platforms, Inc. Class A	5,758	3,318,681
Netflix, Inc. (a)	850	792,651
Verizon Communications, Inc.	21,887	992,794
		10,110,237
Consumer Discretionary — 11.9%
Airbnb, Inc. Class A (a)	2,119	253,136
Amazon.com, Inc. (a)	24,992	4,754,978
Booking Holdings, Inc.	157	723,285
CarMax, Inc. (a)	5,321	414,612
Chipotle Mexican Grill, Inc. (a)	15,935	800,096
Deckers Outdoor Corp. (a)	2,549	285,003
Hilton Worldwide Holdings, Inc.	4,047	920,895
Home Depot, Inc.	5,575	2,043,182
LKQ Corp.	14,624	622,105
Tesla, Inc. (a)	6,375	1,652,145
TJX Cos., Inc.	11,999	1,461,478
Tractor Supply Co.	17,480	963,148
YETI Holdings, Inc. (a)	11,527	381,544
		15,275,607
Consumer Staples — 5.1%
Church & Dwight Co., Inc.	7,434	818,409
Colgate-Palmolive Co.	5,899	552,737
Costco Wholesale Corp.	1,100	1,040,358
PepsiCo, Inc.	8,202	1,229,808
Procter & Gamble Co.	10,574	1,802,021
Sysco Corp.	14,504	1,088,380
		6,531,713
Energy — 2.8%
Cheniere Energy, Inc.	4,325	1,000,805
ConocoPhillips	6,598	692,922
EOG Resources, Inc.	3,330	427,039
Schlumberger NV	35,513	1,484,444
		3,605,210
Financials — 15.5%
American Express Co.	3,593	966,697
Ameriprise Financial, Inc.	1,830	885,921
Bank of America Corp.	33,919	1,415,440
Blackrock, Inc.	904	855,618

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Block, Inc. (a)	6,066	$329,566
Fiserv, Inc. (a)	3,781	834,958
Intercontinental Exchange, Inc.	4,300	741,750
JP Morgan Chase & Co.	9,421	2,310,971
KKR & Co., Inc.	6,095	704,643
Marsh & McLennan Cos., Inc.	3,463	845,076
Mastercard, Inc. Class A	4,799	2,630,428
MetLife, Inc.	13,172	1,057,580
Morgan Stanley	13,152	1,534,444
Progressive Corp.	2,858	808,842
Regions Financial Corp.	52,784	1,146,996
S&P Global, Inc.	3,021	1,534,970
Visa, Inc. Class A	3,778	1,324,038
		19,927,938
Health Care — 11.5%
AbbVie, Inc.	6,872	1,439,821
Agilent Technologies, Inc.	4,245	496,580
Bristol-Myers Squibb Co.	7,694	469,257
Cigna Group	3,627	1,193,283
Danaher Corp.	6,356	1,302,980
Eli Lilly & Co.	2,224	1,836,824
IDEXX Laboratories, Inc. (a)	1,806	758,430
Intuitive Surgical, Inc. (a)	1,918	949,928
Merck & Co., Inc.	7,304	655,607
Novo Nordisk AS Class B	7,866	545,211
Thermo Fisher Scientific, Inc.	1,930	960,368
UnitedHealth Group, Inc.	4,740	2,482,575
Vertex Pharmaceuticals, Inc. (a)	1,558	755,350
Zoetis, Inc.	6,251	1,029,227
		14,875,441
Industrials — 8.9%
Copart, Inc. (a)	8,263	467,603
Cummins, Inc.	3,481	1,091,084
Deere & Co.	1,465	687,598
Eaton Corp. PLC	3,478	945,425
FedEx Corp.	2,044	498,286
Ferguson Enterprises, Inc.	2,936	470,435
GE Vernova, Inc.	1,164	355,346
Honeywell International, Inc.	4,593	972,568
Johnson Controls International PLC	19,055	1,526,496
Parker-Hannifin Corp.	1,427	867,402
Saia, Inc. (a)	457	159,689
Uber Technologies, Inc. (a)	9,830	716,214
Union Pacific Corp.	4,782	1,129,700
United Rentals, Inc.	873	547,109
Xylem, Inc.	8,556	1,022,100
		11,457,055
Information Technology — 29.4%
Accenture PLC Class A	4,090	1,276,244
Analog Devices, Inc.	7,053	1,422,378
Apple, Inc.	28,929	6,425,999
Applied Materials, Inc.	3,253	472,075
Arista Networks, Inc. (a)	7,719	598,068

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ARM Holdings PLC ADR (a)	2,102	$224,473
ASML Holding NV	1,061	702,061
Broadcom, Inc.	16,036	2,684,907
Cadence Design Systems, Inc. (a)	5,217	1,326,840
CDW Corp.	3,547	568,442
Crowdstrike Holdings, Inc. Class A (a)	1,539	542,621
Dynatrace, Inc. (a)	10,481	494,179
International Business Machines Corp.	5,691	1,415,124
Microsoft Corp.	26,095	9,795,802
MongoDB, Inc. (a)	1,734	304,144
Motorola Solutions, Inc.	2,655	1,162,386
NVIDIA Corp.	59,772	6,478,089
Salesforce, Inc.	2,590	695,052
ServiceNow, Inc. (a)	531	422,750
Workday, Inc. Class A (a)	3,700	864,061
		37,875,695
Materials — 2.4%
Ball Corp.	10,703	557,305
Ecolab, Inc.	3,875	982,390
Linde PLC (LIN US)	3,203	1,491,445
		3,031,140
Real Estate — 2.2%
Equinix, Inc.	1,809	1,474,968
Prologis, Inc.	12,625	1,411,349
		2,886,317
Utilities — 1.6%
NextEra Energy, Inc.	28,765	2,039,151

TOTAL COMMON STOCK (Cost $97,193,213)		127,615,504

TOTAL EQUITIES (Cost $97,193,213)		127,615,504

EXCHANGE-TRADED FUNDS — 0.8%
iShares Core S&P 500 ETF
	1,796	1,009,173

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,017,753)		1,009,173

TOTAL LONG-TERM INVESTMENTS (Cost $98,210,966)		128,624,677

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (b)	$159,104	159,104

TOTAL SHORT-TERM INVESTMENTS (Cost $159,104)		159,104

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.0% (Cost $98,370,070) (c)	$128,783,781

Other Assets/(Liabilities) — 0.0%	21,768

NET ASSETS — 100.0%	$128,805,549

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $159,116. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $162,471.
(c)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/27/25	USD	164,982	EUR	151,624	$236
Goldman Sachs & Co.	6/27/25	EUR	27,056	USD	29,417	(20)
Goldman Sachs & Co.	6/27/25	USD	164,997	EUR	151,624	251
Morgan Stanley & Co. LLC	6/27/25	USD	164,975	EUR	151,624	229
UBS AG	6/27/25	DKK	322,270	USD	46,927	45
UBS AG	6/27/25	EUR	15,241	USD	16,537	23
UBS AG	6/27/25	USD	164,935	EUR	151,624	190
UBS AG	6/27/25	USD	516,877	DKK	3,535,610	1,549
						$2,503

Currency Legend

DKK	Danish Krone
EUR	Euro
USD	U.S. Dollar

MML Total Return Bond Fund — Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 110.5%

BANK LOANS — 1.2%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2024 Term Loan I, 3 mo. USD Term SOFR + 2.750%
7.049% VRN 8/24/28 (a)	$41,027	$40,997
Auto Parts & Equipment — 0.0%
First Brands Group LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 5.000%
9.552% VRN 3/30/27 (a)	32,426	30,034
Beverages — 0.0%
City Brewing Co. LLC, 2024 First Lien Second Out PIK Term Loan, 3 mo. USD Term SOFR + 5.000%,
9.564% VRN 4/05/28 (a)	248	3
Naked Juice LLC
Term Loan, 3 mo. USD Term SOFR + 3.000%
7.399% VRN 1/24/29 (a)	138,180	70,597
2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.000%
10.399% VRN 1/24/30 (a)	28,134	6,178
		76,778
Chemicals — 0.0%
Chemours Co., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.325% VRN 8/18/28 (a)	34,810	34,665
Mativ Holdings, Inc., Delayed Draw Term Loan A, 1 mo. USD Term SOFR + 2.500%
6.925% VRN 5/06/27 (a)	17,544	17,456
		52,121
Commercial Services — 0.0%
Albion Financing 3 SARL, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
0.000% VRN 8/16/29 (a)	6,754	6,748
Amspec Parent LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.250%
8.549% VRN 12/22/31 (a)	12,228	12,205
Belron Finance 2019 LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.750%
7.052% VRN 10/16/31 (a)	23,403	23,330
CCRR Parent, Inc.
US Acquisition Facility, 3 mo. USD Term SOFR + 4.250%
8.563% VRN 3/06/28 (a)	36,485	13,864
Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.825% VRN 3/06/28 (a)	13,404	5,563
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
8.562% VRN 3/04/28 (a)	40,977	34,528

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TruGreen Ltd. Partnership, 2020 Term Loan, 1 mo. USD Term SOFR + 4.000%
8.425% VRN 11/02/27 (a)	$23,604	$22,168
		118,406
Computers — 0.0%
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
3.750% VRN 2/01/28 (a)	30,483	27,078
Twitter, Inc., Term Loan, 3 mo. USD Term SOFR + 6.500%,
10.949% VRN 10/26/29 (a)	23,739	23,583
		50,661
Distribution & Wholesale — 0.0%
BCPE Empire Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.575% VRN 12/11/30 (a)	29,594	29,137
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 (US) LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 1.750%
6.072% VRN 6/24/30 (a)	163,566	163,349
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
8.049% VRN 4/09/27 (a)	57,504	54,443
Guggenheim Partners LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.500%
6.799% VRN 11/26/31 (a)	18,299	18,226
Jane Street Group LLC, 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.000%
6.313% VRN 12/15/31 (a)	41,382	40,860
		276,878
Electric — 0.1%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.075% VRN 9/30/31 (a)	50,383	50,328
Calpine Corp., 2024 Term Loan B10, 1 mo. USD Term SOFR + 1.750%
6.075% VRN 1/31/31 (a)	14,361	14,303
EFS Cogen Holdings I LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.799% VRN 10/03/31 (a)	31,630	31,556
Kestrel Acquisition LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.799% VRN 11/06/31 (a)	18,958	18,990
Lackawanna Energy Center LLC
Term Loan B2, 1 mo. USD Term SOFR + 4.250%
8.575% VRN 8/06/29 (a)	8,131	8,121
Term Loan C, 1 mo. USD Term SOFR + 4.250%
8.575% VRN 8/06/29 (a)	1,720	1,717
Potomac Energy Center LLC, Term Loan, 3 mo. USD Term SOFR + 6.000%
10.561% VRN 11/12/26 (a)	20,446	20,344
South Field LLC
2025 Term Loan B, 3 mo. USD Term SOFR + 3.250%
7.549% VRN 8/29/31 (a)	19,931	19,888
2025 Term Loan C, 3 mo. USD Term SOFR + 3.250%
7.549% VRN 8/29/31 (a)	1,242	1,240

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 1.750%
6.075% VRN 12/20/30 (a)	$41,829	$41,668
		208,155
Electronics — 0.0%
TCP Sunbelt Acquisition Co., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.572% VRN 10/24/31 (a)	35,000	34,781
Engineering & Construction — 0.0%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.799% VRN 2/15/31 (a)	36,147	34,199
Entertainment — 0.0%
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.750%
9.073% VRN 8/13/31 (a)	53,314	53,403
Food — 0.0%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
8.189% VRN 10/01/25 (a)	7,167	7,006
BCPE North Star US HoldCo 2, Inc., Term Loan, 1 mo. USD Term SOFR + 4.000%
8.325% VRN 6/09/28 (a)	40,746	39,690
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.750%
9.075% VRN 5/01/31 (a)	54,999	55,526
		102,222
Health Care - Products — 0.0%
Bausch & Lomb Corp.
Term Loan, 1 mo. USD Term SOFR + 3.250%
7.672% VRN 5/10/27 (a)	31,030	30,901
2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.000%
8.325% VRN 9/29/28 (a)	27,773	27,651
		58,552
Health Care - Services — 0.1%
IQVIA, Inc., 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 1.750%
6.049% VRN 1/02/31 (a)	56,352	56,335
Modivcare, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.750%
4.299% VRN 7/01/31 (a)	140,607	103,111
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.299% VRN 9/27/30 (a)	33,315	31,781
		191,227
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.000%
7.323% VRN 7/31/28 (a)	20,644	20,432

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.1%
Acrisure LLC, 2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.750%
7.075% VRN 2/15/27 (a)	$94,810	$94,369
Asurion LLC, 2020 Term Loan B8, 1 mo. USD Term SOFR + 3.250%
7.689% VRN 12/23/26 (a)	72,668	72,521
		166,890
Internet — 0.1%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.675% VRN 12/06/27 (a)	24,596	24,047
Barracuda Networks, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.500%
8.791% VRN 8/15/29 (a)	20,425	17,616
Delivery Hero SE, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
9.315% VRN 12/12/29 (a)	48,910	48,859
Getty Images, Inc., 2025 USD Term Loan B,
11.250% 2/21/30	12,004	11,914
Magnite, Inc., 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 3.000%
7.299% VRN 2/06/31 (a)	43,833	43,687
MH Sub I LLC
2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
8.575% VRN 5/03/28 (a)	10,379	9,815
2024 Term Loan B4, 1 mo. USD Term SOFR + 4.250%
8.575% VRN 12/31/31 (a)	52,966	48,449
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.750%
9.075% VRN 3/15/30 (a)	17,899	17,810
Research Now Group, Inc., 2024 First Lien Second Out Term Loan, 3 mo. USD Term SOFR + 5.500%
10.085% VRN 10/15/28 (a)	19,369	17,905
TripAdvisor, Inc., Term Loan, 3 mo. USD Term SOFR + 2.750%
7.049% VRN 7/08/31 (a)	29,671	29,081
		269,183
Leisure Time — 0.0%
MajorDrive Holdings IV LLC, Term Loan B, 3 mo. USD Term SOFR
4.500% FRN 6/01/28 (a)	54,420	49,235
Sabre GLBL, Inc., 2022 1st Lien Term Loan B, 1 mo. USD Term SOFR + 5.000%
9.425% VRN 6/30/28 (a)	15,527	14,912
		64,147
Lodging — 0.0%
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.750%
6.070% VRN 11/08/30 (a)	11,519	11,503
Playa Resorts Holding BV, 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.075% VRN 1/05/29 (a)	17,000	16,963
		28,466

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery - Construction & Mining — 0.0%
WEC US Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.250%
6.573% VRN 1/27/31 (a)	$30,885	$30,576
Machinery - Diversified — 0.0%
Oregon Tool, Inc., 2025 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.000%
8.585% VRN 10/15/29 (a)	68,517	50,189
Media — 0.0%
CSC Holdings LLC, 2019 Term Loan B5, 3 mo. U.S. (Fed) Prime Rate + 1.500%
9.000% VRN 4/15/27 (a)	46,564	43,687
NEP Group, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 3.250%, PIK 1.500%, Cash,
7.825% VRN 8/19/26 (a) (b)	22,443	20,832
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000%
6.434% VRN 4/30/28 (a)	25,828	24,984
Virgin Media Bristol LLC, USD Term Loan N, 1 mo. USD Term SOFR + 2.500%
6.934% VRN 1/31/28 (a)	19,632	19,073
		108,576
Office & Business Equipment — 0.0%
Xerox Holdings Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%, 6 mo. USD Term SOFR + 4.000%
8.217% - 8.325% VRN 11/17/29 (a)	21,309	20,263
Packaging & Containers — 0.1%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
9.043% VRN 10/10/31 (a)	26,978	26,843
Berry Global, Inc., 2023 Term Loan AA, 1 mo. USD Term SOFR + 1.750%
6.186% VRN 7/01/29 (a)	145,107	144,999
		171,842
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
8.399% VRN 10/01/27 (a)	96,717	90,511
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.250%
6.575% VRN 5/05/28 (a)	86,357	86,292
		176,803
Real Estate Investment Trusts (REITS) — 0.2%
Healthpeak Properties, Inc.
2024 Term Loan A3, 3 mo. USD Term SOFR + 0.850%
5.149% VRN 3/01/29 (a) (c)	204,135	198,521
Term Loan A2, 1 mo. USD Term SOFR + 0.840%
5.265% VRN 2/22/27 (a)	101,146	98,870
Term Loan A1, 1 mo. USD Term SOFR + 0.840%
5.265% VRN 8/20/27 (a)	101,146	98,870

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Invitation Homes Operating Partnership LP, 2024 Term Loan, 1 mo. USD Term SOFR + 1.118%
5.439% VRN 9/09/28 (a)	$288,231	$282,467
		678,728
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.750%
6.075% VRN 9/20/30 (a)	53,891	53,294
Dave & Buster's, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.250%
7.559% VRN 11/01/31 (a)	40,865	35,578
KFC Holding Co., 2021 Term Loan B, 1 mo. USD Term SOFR + 1.750%
6.181% VRN 3/15/28 (a)	38,514	38,553
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%
8.811% VRN 4/17/28 (a)	231,000	170,626
		298,051
Software — 0.1%
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750%
8.075% VRN 12/29/28 (a)	15,419	14,839
Cotiviti Corp., 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.750%
0.000% VRN 3/29/32 (a)	20,669	20,152
EagleView Technology Corp., 2018 Add On Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.065% VRN 8/14/25 (a)	118,281	114,923
Renaissance Holding Corp., 2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 4.000%
8.325% VRN 4/05/30 (a)	38,637	37,860
		187,774
Telecommunications — 0.1%
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.500%
9.802% VRN 8/15/28 (a)	33,079	29,589
CCI Buyer, Inc., Term Loan, 3 mo. USD Term SOFR + 4.000%
8.299% VRN 12/17/27 (a)	38,716	38,706
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 4.250%
8.575% VRN 3/09/27 (a)	110,553	103,429
		171,724

TOTAL BANK LOANS (Cost $4,049,396)		3,801,195

CORPORATE DEBT — 14.4%
Aerospace & Defense — 0.1%
Boeing Co.
5.805% 5/01/50	140,000	133,277
6.528% 5/01/34	205,000	219,655
		352,932

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Agriculture — 0.1%
BAT Capital Corp.
4.758% 9/06/49	$34,000	$27,666
Imperial Brands Finance PLC
3.500% 7/26/26 (d)	225,000	221,757
		249,423
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2023-1, Class A,
5.800% 7/15/37	410,785	416,374
Auto Manufacturers — 0.2%
Volkswagen Financial Services AG
3.875% 11/19/31 EUR (d) (e)	400,000	429,581
Volkswagen International Finance NV 9 yr. EUR Swap + 4.783%
7.875% VRN EUR (a) (d) (e) (f)	100,000	120,565
		550,146
Banks — 3.7%
Bank of America Corp.
1 day USD SOFR + 1.370% 1.922% VRN 10/24/31 (a)	70,000	59,897
1 day USD SOFR + 1.060% 2.087% VRN 6/14/29 (a)	760,000	702,758
1 day USD SOFR + 1.050% 2.551% VRN 2/04/28 (a)	635,000	612,605
1 day USD SOFR + 1.210% 2.572% VRN 10/20/32 (a)	75,000	64,706
1 day USD SOFR + 2.150% 2.592% VRN 4/29/31 (a)	55,000	49,400
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28 (a)	470,000	455,489
3 mo. USD Term SOFR + 1.837% 3.824% VRN 1/20/28 (a)	415,000	409,742
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29 (a)	485,000	476,427
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32 (a)	105,000	91,212
1 day USD SOFR + 1.422% 2.976% VRN 11/05/30 (a)	150,000	138,128
3 mo. USD Term SOFR + 1.454% 4.075% VRN 4/23/29 (a)	310,000	304,815
Goldman Sachs Group, Inc.
1 day USD SOFR + 0.798% 1.431% VRN 3/09/27 (a)	340,000	329,737
1 day USD SOFR + 0.818% 1.542% VRN 9/10/27 (a)	1,300,000	1,243,745
HSBC Holdings PLC 1 day USD SOFR + 1.732%
2.013% VRN 9/22/28 (a)	305,000	285,372
JP Morgan Chase & Co.
1 day USD SOFR + 0.800% 1.045% VRN 11/19/26 (a)	95,000	92,928
1 day USD SOFR + 0.885% 1.578% VRN 4/22/27 (a)	640,000	620,584
1 day USD SOFR + 1.015% 2.069% VRN 6/01/29 (a)	1,500,000	1,388,811
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30 (a)	230,000	211,048
1 day USD SOFR + 0.800% 4.915% VRN 1/24/29 (a)	215,000	217,044
1 day USD SOFR + 1.310% 5.012% VRN 1/23/30 (a)	125,000	126,388
Morgan Stanley
1 day USD SOFR + 0.879% 1.593% VRN 5/04/27 (a)	170,000	164,635
1 day USD SOFR + 1.020% 1.928% VRN 4/28/32 (a)	90,000	75,404
1 day USD SOFR + 1.178% 2.239% VRN 7/21/32 (a)	70,000	59,602
1 day USD SOFR + 1.290% 2.943% VRN 1/21/33 (a)	100,000	87,714
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.902% 5.676% VRN 1/22/35 (a)	45,000	46,059
1 day USD SOFR + 2.284% 6.875% VRN 10/20/34 (a)	65,000	71,867
Santander UK Group Holdings PLC
1 yr. CMT + 1.250% 1.532% VRN 8/21/26 (a)	710,000	700,414
1 day USD SOFR + 1.220% 2.469% VRN 1/11/28 (a)	35,000	33,635
US Bancorp
1 day USD SOFR + 1.600% 4.839% VRN 2/01/34 (a)	210,000	204,058

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1 day USD SOFR + 1.860% 5.678% VRN 1/23/35 (a)	$40,000	$40,892
Wells Fargo & Co.
1 day USD SOFR + 2.100% 2.393% VRN 6/02/28 (a)	940,000	897,149
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30 (a)	310,000	285,707
1 day USD SOFR + 1.500% 3.350% VRN 3/02/33 (a)	215,000	192,903
1 day USD SOFR + 2.100% 4.897% VRN 7/25/33 (a)	400,000	394,244
1 day USD SOFR + 1.740% 5.574% VRN 7/25/29 (a)	240,000	246,525
		11,381,644
Beverages — 0.1%
Anheuser-Busch InBev SA
3.950% 3/22/44 EUR (d) (e)	300,000	311,555
Davide Campari-Milano NV, Convertible,
2.375% 1/17/29 EUR (d) (e)	100,000	101,758
		413,313
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (d)	70,000	65,150
2.300% 11/01/30 (d)	570,000	492,591
3.268% 11/15/40 (d)	30,000	21,839
3.468% 12/01/50 (d)	35,000	23,018
4.375% 6/01/47	65,000	50,794
WR Grace Holdings LLC
7.375% 3/01/31 (d)	60,000	59,948
		713,340
Commercial Services — 0.1%
AA Bond Co. Ltd.
8.450% 7/31/50 GBP (d) (e)	100,000	136,916
Worldline SA
Convertible, 0.000% 7/30/25 EUR (d) (e)	56,000	71,149
Convertible, 0.000% 7/30/26 EUR (d) (e)	160,000	168,322
		376,387
Cosmetics & Personal Care — 0.0%
Opal Bidco SAS
6.500% 3/31/32 (g)	15,000	15,000
Diversified Financial Services — 0.2%
Air Lease Corp.
5.850% 12/15/27	355,000	365,549
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (d)	389,000	364,152
		729,701
Electric — 1.6%
Alabama Power Co.
5.100% 4/02/35	310,000	309,959
Alpha Generation LLC
6.750% 10/15/32 (d)	55,000	55,036
Amprion GmbH
0.625% 9/23/33 EUR (d) (e)	100,000	84,319
Appalachian Power Co.
5.650% 4/01/34	870,000	882,028

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Duke Energy Carolinas LLC
4.000% 9/30/42	$820,000	$672,937
Duke Energy Florida LLC
5.875% 11/15/33	70,000	73,890
Elia Group SA
3.875% 6/11/31 EUR (d) (e)	100,000	109,363
Eurogrid GmbH
0.741% 4/21/33 EUR (d) (e)	100,000	87,112
Florida Power & Light Co.
3.990% 3/01/49	495,000	393,049
Jersey Central Power & Light Co.
6.400% 5/15/36	120,000	128,475
MidAmerican Energy Co.
4.800% 9/15/43	1,400,000	1,276,826
MVM Energetika Zrt
6.500% 3/13/31 (d)	200,000	204,914
Public Service Co. of Oklahoma
5.200% 1/15/35	85,000	83,961
RTE Reseau de Transport d'Electricite SADIR
3.500% 4/30/33 EUR (d) (e)	100,000	107,148
Southwestern Electric Power Co.
3.250% 11/01/51	170,000	110,513
TenneT Holding BV
4.500% 10/28/34 EUR (d) (e)	145,000	169,692
		4,749,222
Engineering & Construction — 0.1%
Artera Services LLC
8.500% 2/15/31 (d)	50,000	46,656
Heathrow Funding Ltd.
1.125% 10/08/32 EUR (d) (e)	160,000	153,277
		199,933
Entertainment — 0.5%
Warnermedia Holdings, Inc.
4.279% 3/15/32	415,000	365,631
5.050% 3/15/42	905,000	723,823
5.141% 3/15/52	485,000	353,563
		1,443,017
Food — 0.6%
ELO SACA
6.000% 3/22/29 EUR (d) (e)	100,000	98,333
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.375% 2/02/52	135,000	104,799
6.500% 12/01/52	210,000	217,526
6.750% 3/15/34	245,000	264,493
Mondelez International, Inc.
0.750% 3/17/33 EUR (e)	160,000	139,990
Pilgrim's Pride Corp.
3.500% 3/01/32 (d)	403,000	354,367
Smithfield Foods, Inc.
2.625% 9/13/31 (d)	635,000	539,934
		1,719,442

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.375% 6/01/28 (d) (h)	$20,000	$19,788
KeySpan Gas East Corp.
5.994% 3/06/33 (d)	630,000	645,513
National Gas Transmission PLC
4.250% 4/05/30 EUR (d) (e)	270,000	302,659
Piedmont Natural Gas Co., Inc.
5.100% 2/15/35	150,000	148,563
5.400% 6/15/33	5,000	5,065
		1,121,588
Health Care - Products — 0.2%
American Medical Systems Europe BV
3.000% 3/08/31 EUR (e)	320,000	339,999
Medtronic Global Holdings SCA
3.375% 10/15/34 EUR (e)	100,000	106,238
Stryker Corp.
3.375% 9/11/32 EUR (e)	100,000	107,513
		553,750
Health Care - Services — 0.9%
Centene Corp.
3.000% 10/15/30	453,000	396,207
Cigna Group
3.400% 3/15/51	250,000	167,401
CommonSpirit Health
2.782% 10/01/30	290,000	260,783
Elevance Health, Inc.
5.200% 2/15/35	140,000	140,453
5.375% 6/15/34	170,000	172,140
Fortrea Holdings, Inc.
7.500% 7/01/30 (d)	50,000	45,466
Fresenius Medical Care US Finance III, Inc.
1.875% 12/01/26 (d)	340,000	324,911
HCA, Inc.
3.500% 7/15/51	182,000	120,016
Humana, Inc.
5.550% 5/01/35	330,000	326,236
Kedrion SpA
6.500% 9/01/29 (d)	220,000	208,215
ModivCare, Inc.
5.000% 10/01/29 (d)	382,000	152,800
UnitedHealth Group, Inc.
5.625% 7/15/54	155,000	152,149
Universal Health Services, Inc.
1.650% 9/01/26	385,000	368,496
		2,835,273
Household Products & Wares — 0.1%
Spectrum Brands, Inc.
3.875% 3/15/31 (d)	383,000	326,233

Insurance — 0.4%
Athene Global Funding
3.205% 3/08/27 (d)	135,000	130,237

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Farmers Exchange Capital III 3 mo. USD SOFR + 3.454%
5.454% VRN 10/15/54 (a) (d)	$970,000	$873,000
Teachers Insurance & Annuity Association of America
3.300% 5/15/50 (d)	5,000	3,341
4.270% 5/15/47 (d)	130,000	105,594
Willis North America, Inc.
2.950% 9/15/29	290,000	267,722
		1,379,894
Internet — 0.1%
Uber Technologies, Inc.
4.800% 9/15/34	325,000	315,643

Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000% 6/15/30	240,000	226,862
9.750% 1/15/29	10,000	9,940
		236,802
Machinery - Diversified — 0.0%
Oregon Tool Lux LP
7.875% 10/15/29 (d)	38,304	22,598

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% 3/01/30 (d)	30,000	27,823
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700% 4/01/51	560,000	353,149
3.750% 2/15/28	92,000	89,172
3.900% 6/01/52	164,000	106,047
4.800% 3/01/50	100,000	75,393
4.908% 7/23/25	48,000	47,988
5.750% 4/01/48	280,000	241,489
CSC Holdings LLC
5.750% 1/15/30 (d)	53,000	28,090
6.500% 2/01/29 (d)	502,000	415,405
7.500% 4/01/28 (d)	32,000	22,628
11.750% 1/31/29 (d)	100,000	96,984
Time Warner Cable LLC
5.500% 9/01/41	385,000	333,928
5.875% 11/15/40	170,000	155,867
VZ Secured Financing BV
5.000% 1/15/32 (d)	356,000	309,337
		2,303,300
Oil & Gas — 0.2%
Pertamina Persero PT
3.100% 8/27/30 (d)	200,000	180,843
Petroleos Mexicanos
5.950% 1/28/31	50,000	42,334
6.625% 6/15/35	300,000	239,718
Shell Finance US, Inc.
3.750% 9/12/46	25,000	19,264
		482,159

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.6%
Amcor Finance USA, Inc.
3.625% 4/28/26	$650,000	$643,045
Amcor Flexibles North America, Inc.
5.500% 3/17/35 (d)	375,000	376,268
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% 8/15/26 (d) (h)	50,000	45,923
5.250% 8/15/27 (d) (h)	295,000	135,010
5.250% 8/15/27 (d) (h)	70,000	32,036
Berry Global, Inc.
1.570% 1/15/26	394,000	384,037
1.650% 1/15/27	12,000	11,384
4.875% 7/15/26 (d)	154,000	153,714
		1,781,417
Pharmaceuticals — 1.0%
1375209 BC Ltd.
9.000% 1/30/28 (d) (h)	295,000	294,772
Bayer US Finance II LLC
4.375% 12/15/28 (d)	698,000	679,937
4.625% 6/25/38 (d)	795,000	686,343
4.875% 6/25/48 (d)	210,000	167,953
CVS Health Corp.
4.780% 3/25/38	65,000	58,321
5.050% 3/25/48	155,000	132,268
5.875% 6/01/53	160,000	151,044
5 yr. CMT + 2.516% 6.750% VRN 12/10/54 (a)	120,000	119,471
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (a)	190,000	191,499
Grifols SA
7.500% 5/01/30 EUR (d) (e)	100,000	113,131
Johnson & Johnson
3.050% 2/26/33 EUR (e)	190,000	203,483
3.550% 6/01/44 EUR (e)	100,000	103,343
MSD Netherlands Capital BV
3.700% 5/30/44 EUR (e)	165,000	169,764
		3,071,329
Pipelines — 0.2%
Energy Transfer LP
4.950% 6/15/28	125,000	125,836
5.000% 5/15/50	35,000	29,471
5.150% 3/15/45	335,000	293,169
Venture Global LNG, Inc.
7.000% 1/15/30 (d)	51,000	50,244
9.875% 2/01/32 (d)	57,000	60,539
		559,259
Real Estate — 0.1%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund
4.750% 3/27/34 EUR (d) (e)	140,000	156,492
Vonovia SE
2.250% 4/07/30 EUR (d) (e)	100,000	102,720
		259,212

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 0.9%
American Assets Trust LP
6.150% 10/01/34	$180,000	$179,979
American Homes 4 Rent LP
2.375% 7/15/31	155,000	132,980
3.375% 7/15/51	205,000	135,824
American Tower Corp.
2.300% 9/15/31	356,000	304,411
2.700% 4/15/31	80,000	70,723
4.900% 3/15/30	240,000	241,270
Digital Intrepid Holding BV
0.625% 7/15/31 EUR (d) (e)	165,000	147,708
Extra Space Storage LP
2.400% 10/15/31	76,000	64,666
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	32,000	30,250
4.000% 1/15/31	75,000	69,917
Healthcare Realty Holdings LP
3.100% 2/15/30	95,000	87,170
3.625% 1/15/28	45,000	43,479
Hudson Pacific Properties LP
3.250% 1/15/30	376,000	258,937
3.950% 11/01/27	48,000	42,437
4.650% 4/01/29 (h)	135,000	102,048
5.950% 2/15/28	10,000	8,682
Invitation Homes Operating Partnership LP
5.500% 8/15/33	65,000	65,414
LXP Industrial Trust
2.375% 10/01/31	430,000	358,609
Realty Income Corp.
5.125% 7/06/34 EUR (e)	270,000	314,314
Rexford Industrial Realty LP
2.150% 9/01/31	5,000	4,177
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (d)	60,000	57,284
4.125% 8/15/30 (d)	19,000	17,885
4.625% 6/15/25 (d)	15,000	14,996
		2,753,160
Retail — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp.
5.375% 4/01/26 (d)	150,000	148,484
5.875% 4/01/29 (d)	240,000	217,267
Michaels Cos., Inc.
5.250% 5/01/28 (d)	170,000	116,705
Papa John's International, Inc.
3.875% 9/15/29 (d) (h)	200,000	187,393
		669,849
Semiconductors — 0.1%
Foundry JV Holdco LLC
5.500% 1/25/31 (d)	60,000	60,966
Intel Corp.
3.050% 8/12/51	161,000	94,662
3.734% 12/08/47 (h)	90,000	62,736
5.600% 2/21/54	115,000	104,581

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.700% 2/10/53	$65,000	$59,748
		382,693
Software — 0.1%
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.750% 5/01/29 (d)	30,000	29,853
Open Text Corp.
6.900% 12/01/27 (d)	50,000	51,750
Oracle Corp.
4.800% 8/03/28	235,000	236,897
		318,500
Telecommunications — 0.4%
Altice Financing SA
5.000% 1/15/28 (d)	23,000	17,258
5.750% 8/15/29 (d)	45,000	32,917
9.625% 7/15/27 (d)	35,000	29,662
Frontier Communications Holdings LLC
8.625% 3/15/31 (d)	109,000	116,104
Global Switch Finance BV
1.375% 10/07/30 EUR (d) (e)	250,000	252,865
T-Mobile USA, Inc.
3.750% 4/15/27	375,000	369,572
4.700% 1/15/35	305,000	293,503
		1,111,881
Water — 0.1%
Suez SACA
2.875% 5/24/34 EUR (d) (e)	200,000	198,980

TOTAL CORPORATE DEBT (Cost $46,408,826)		43,993,394

MUNICIPAL OBLIGATIONS — 0.8%
California — 0.1%
California State University, Revenue Bonds, Series B,
2.374% 11/01/35	5,000	3,965
University of California, Revenue Bonds, Series BI,
2.247% 5/15/34	290,000	234,960
		238,925
New Jersey — 0.1%
Jersey City Municipal Utilities Authority, NJ, Revenue Bonds, Series B,
5.470% 5/15/27	400,000	402,285
New York — 0.6%
City of New York, NY, General Obligation, Series G1,
5.968% 3/01/36	500,000	526,543
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series G3,
2.450% 11/01/34	560,000	458,763

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New York State Dormitory Authority, Revenue Bonds, Series H,
5.289% 3/15/33	$677,504	$678,325
		1,663,631

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,569,556)		2,304,841

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.3%
Automobile Asset-Backed Securities — 0.1%
FHF Issuer Trust, Series 2025-1A, Class D
5.950% 6/15/32 (d)	400,000	400,752
Commercial Mortgage-Backed Securities — 3.3%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.091% VRN 8/10/38 (a) (d) (i)	620,000	596,803
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.843% 3/09/44 (d)	1,160,000	1,047,215
Series 2020-VIVA, Class D, 3.549% VRN 3/11/44 (a) (d) (i)	780,000	693,909
Series 2022-CSMO, Class A, 1 mo. USD Term SOFR + 2.115% 6.434% FRN 6/15/27 (a) (d)	692,000	692,432
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (d)	180,000	165,706
Series 2019-OC11, Class E, 3.944% VRN 12/09/41 (a) (d) (i)	300,000	270,419
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 5.899% FRN 1/15/39 (a) (d)	443,000	438,848
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, 1 mo. USD Term SOFR + 3.188%
7.508% FRN 3/15/35 (a) (d)	894,000	893,442
Century Plaza Towers, Series 2019-CPT, Class A
2.865% 11/13/39 (d)	355,000	318,048
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (d)	375,000	337,592
Grace Trust, Series 2020-GRCE, Class A
2.347% 12/10/40 (d)	900,000	771,915
GWT Trust, Series 2024-WLF2, Class B, 1 mo. USD Term SOFR + 2.141%
6.460% FRN 5/15/41 (a) (d)	601,000	601,000
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 2.943% VRN 12/10/41 (a) (d) (i)	375,000	337,337
Series 2019-30HY, Class A, 3.228% 7/10/39 (d)	385,000	355,289
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (d)	385,000	356,773
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (d)	255,000	219,821
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (d)	490,000	436,450
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1,
3.872% VRN 1/05/43 (a) (d) (i)	655,000	569,646
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class F, 1 mo. USD Term SOFR + 3.350%
7.670% FRN 1/15/39 (a) (d)	630,000	592,228
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class E,
3.860% VRN 9/15/31 (a) (d) (i)	281,000	272,899
		9,967,772

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 2.2%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2005-4, Class M2, 1 mo. USD Term SOFR + 0.819%
5.140% FRN 10/25/35 (a)	$568,990	$520,245
Countrywide Asset-Backed Certificates Trust, Series 2004-7, Class MF2,
4.048% VRN 10/25/34 (a) (i)	1,343,775	1,277,491
JP Morgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF4,
4.273% STEP 3/25/47	2,377,693	1,491,308
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A2, 1 mo. USD Term SOFR + 0.334%
4.655% FRN 10/25/36 (a)	5,737,542	1,756,173
Morgan Stanley Capital I, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD Term SOFR + 0.694%
5.015% FRN 1/25/36 (a)	648,907	617,966
Saxon Asset Securities Trust, Series 2007-2, Class A2C, 1 mo. USD Term SOFR + 0.354%
4.675% FRN 5/25/47 (a)	1,379,494	940,060
		6,603,243
Other Asset-Backed Securities — 5.3%
AMMC CLO 24 Ltd., Series 2021-24A, Class AR, 3 mo. USD Term SOFR + 1.200%
5.493% FRN 1/20/35 (a) (d)	950,000	946,675
ARES XXVII CLO Ltd., Series 2013-2A, Class BR3, 3 mo. USD Term SOFR + 1.650%
5.950% FRN 10/28/34 (a) (d)	790,000	787,235
Bain Capital Credit CLO Ltd., Series 2021-6A, Class A1R, 3 mo. USD Term SOFR + 1.090%
5.383% FRN 10/21/34 (a) (d)	825,000	824,031
Barings CLO Ltd., Series 2018-4A, Class A1R, 3 mo. USD Term SOFR + 1.150%
5.452% FRN 10/15/30 (a) (d)	697,392	696,706
BlueMountain CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.850%
6.150% FRN 10/25/30 (a) (d)	800,000	794,562
Clover CLO LLC, Series 2021-3A, Class AR, 3 mo. USD Term SOFR + 1.070%
5.370% FRN 1/25/35 (a) (d)	900,000	894,067
CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2
5.910% 2/20/50 (d)	460,000	468,789
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 3 mo. USD Term SOFR + 1.650%
5.952% FRN 10/15/30 (a) (d)	700,000	690,119
Dryden 95 CLO Ltd., Series 2021-95A, Class BR, 3 mo. USD Term SOFR + 1.600%
5.922% FRN 8/20/34 (a) (d)	780,000	780,162
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD Term SOFR + 1.162%
5.464% FRN 4/15/29 (a) (d)	348,763	348,704
FirstKey Homes Trust, Series 2020-SFR2, Class E
2.668% 10/19/37 (d)	390,000	382,911
Flexential Issuer, Series 2021-1A, Class A2
3.250% 11/27/51 (d)	460,000	440,478
HPS Loan Management Ltd., Series 2021-16A, Class A1, 3 mo. USD Term SOFR + 1.402%
5.692% FRN 1/23/35 (a) (d)	1,000,000	1,000,716

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Magnetite XII Ltd., Series 2015-12A, Class AR4, 3 mo. USD Term SOFR + 1.150%
5.452% FRN 10/15/31 (a) (d)	$354,936	$355,167
Magnetite XXV Ltd., Series 2020-25A, Class A, 3 mo. USD Term SOFR + 1.462%
5.762% FRN 1/25/32 (a) (d)	581,263	581,108
Progress Residential Trust
Series 2021-SFR2, Class F, 3.395% 4/19/38 (d)	1,150,000	1,144,968
Series 2021-SFR10, Class F, 4.608% 12/17/40 (d)	1,100,693	1,049,362
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, 3 mo. USD Term SOFR + 1.130% 5.452% FRN 8/20/32 (a) (d)	1,415,627	1,412,774
Series 2021-1A, Class A1, 3 mo. USD Term SOFR + 1.432% 5.725% FRN 7/20/34 (a) (d)	850,000	850,051
Switch ABS Issuer LLC, Series 2020-1A, Class A
5.036% 3/25/55 (d)	770,000	743,737
TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 3 mo. USD Term SOFR + 1.140%
5.433% FRN 1/20/32 (a) (d)	562,515	562,132
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (d)	444,000	436,959
		16,191,413
Student Loans Asset-Backed Securities — 1.1%
Access Group, Inc., Series 2015-1, Class A, 30 day USD SOFR Average + 0.814%
5.154% FRN 7/25/56 (a) (d)	192,968	192,704
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 90 day USD SOFR Average + 0.462%
4.822% FRN 3/28/35 (a)	697,123	679,553
SLM Student Loan Trust
Series 2012-7, Class A3, 30 day USD SOFR Average + 0.764% 5.104% FRN 5/26/26 (a)	399,580	390,132
Series 2007-7, Class A4, 90 day USD SOFR Average + 0.592% 5.149% FRN 1/25/22 (a) (j)	245,166	238,109
Series 2012-2, Class A, 30 day USD SOFR Average + 0.814% 5.154% FRN 1/25/29 (a)	467,565	453,893
Series 2012-1, Class A3, 30 day USD SOFR Average + 1.064% 5.404% FRN 9/25/28 (a)	367,201	355,038
Series 2008-6, Class A4, 90 day USD SOFR Average + 1.362% 5.919% FRN 7/25/23 (a) (j)	284,713	281,425
Series 2008-5, Class B, 90 day USD SOFR Average + 2.112% 6.669% FRN 7/25/73 (a)	700,000	713,837
		3,304,691
Whole Loan Collateral Collateralized Mortgage Obligations — 6.3%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD Term SOFR + 2.428%
6.719% FRN 6/25/45 (a)	91,102	90,301
Angel Oak Mortgage Trust
Series 2021-7, Class A1, 1.978% VRN 10/25/66 (a) (d) (i)	180,614	150,259
Series 2022-6, Class A1, 4.300% STEP 7/25/67 (d)	704,592	691,494
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4,
4.732% VRN 3/25/37 (a) (i)	171,135	162,503
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 yr. CMT + 2.400%
7.230% FRN 10/25/35 (a)	116,141	117,498

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
COLT Mortgage Loan Trust, Series 2021-6, Class A1,
1.907% VRN 12/25/66 (a) (d) (i)	$550,506	$493,627
Countrywide Alternative Loan Trust
Series 2006-OA6, Class 1A2, 1 mo. USD Term SOFR + 0.534% 4.855% FRN 7/25/46 (a)	697,541	614,271
Series 2005-31, Class 2A1, 1 mo. USD Term SOFR + 0.714% 5.035% FRN 8/25/35 (a)	653,530	588,308
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (a) (d) (i)	621,812	591,430
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1,
1.931% VRN 11/25/66 (a) (d) (i)	1,215,976	1,058,407
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A3, 1 mo. USD Term SOFR + 0.614%
4.935% FRN 2/25/35 (a)	930,014	902,104
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M1, 1 mo. USD Term SOFR + 0.669%
4.990% FRN 1/25/36 (a)	519,995	504,113
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1,
6.378% VRN 11/25/35 (a) (i)	167,305	133,181
GCAT Trust, Series 2024-INV4, Class A2,
5.500% VRN 12/25/54 (a) (d) (i)	591,591	585,953
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1,
1.750% VRN 12/25/60 (a) (d) (i)	1,176,792	1,099,999
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A
3.750% 10/25/57 (d)	430,021	418,730
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD Term SOFR + 0.514%
4.631% FRN 11/19/36 (a)	1,411,247	1,087,073
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD Term SOFR + 0.634%
4.955% FRN 4/25/35 (a)	723,653	683,843
IndyMac Index Mortgage Loan Trust
Series 2005-AR19, Class A1, 3.685% VRN 10/25/35 (a) (i)	582,591	436,649
Series 2006-AR27, Class 1A3, 1 mo. USD Term SOFR + 0.654% 4.975% FRN 10/25/36 (a)	1,121,823	475,426
JP Morgan Mortgage Trust, Series 2021-13, Class A3,
2.500% VRN 4/25/52 (a) (d) (i)	1,473,818	1,201,392
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. USD Term SOFR + 1.184%
5.505% FRN 2/25/35 (a)	335,870	330,601
OBX Trust, Series 2021-J3, Class A1,
2.500% VRN 10/25/51 (a) (d) (i)	1,578,882	1,286,049
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-4, Class M2, 1 mo. USD Term SOFR + 0.864%
5.185% FRN 11/25/35 (a)	1,450,000	1,415,367
PMT Loan Trust, Series 2024-INV1, Class A3,
5.500% VRN 10/25/59 (a) (d) (i)	948,064	939,028
Structured Asset Mortgage Investments II Trust, Series 2006-AR8, Class A2, 1 mo. USD Term SOFR + 0.534%
4.855% FRN 10/25/36 (a)	1,411,069	1,236,187
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-AR15, Class A1A1, 1 mo. USD Term SOFR + 0.634% 4.955% FRN 11/25/45 (a)	1,315,022	1,214,623
Series 2005-AR13, Class A1A1, 1 mo. USD Term SOFR + 0.694% 5.015% FRN 10/25/45 (a)	230,460	217,706
Series 2005-AR2, Class 2A21, 1 mo. USD Term SOFR + 0.774% 5.095% FRN 1/25/45 (a)	180,450	175,859

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-1, Class 3A2, 5.750% 2/25/36	$394,002	$366,477
		19,268,458

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $56,695,931)		55,736,329

SOVEREIGN DEBT OBLIGATIONS — 0.5%
Brazilian Government International Bond
6.125% 3/15/34	200,000	194,424
Israel Government International Bond
5.375% 2/19/30	200,000	201,462
Mexico Government International Bond
4.875% 5/19/33	300,000	275,163
Panama Government International Bond
6.400% 2/14/35	200,000	187,975
Paraguay Government International Bond
4.950% 4/28/31 (d)	200,000	194,400
Perusahaan Penerbit SBSN Indonesia III
2.550% 6/09/31 (d)	200,000	173,830
Republic of South Africa Government International Bond
5.875% 4/20/32	250,000	237,578
Romanian Government International Bond
3.000% 2/14/31 (d)	110,000	91,849
		1,556,681

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,632,445)		1,556,681

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (k) — 36.4%
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp. REMICS
Series 4818, Class CA, 3.000% 4/15/48	119,035	105,678
Series 4639, Class HZ, 3.250% STEP 4/15/53	1,735,814	1,390,274
Series 4846, Class PA, 4.000% 6/15/47	18,934	18,838
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	212,063	188,008
Series 2018-57, Class QA, 3.500% 5/25/46	13,053	12,984
Government National Mortgage Association REMICS
Series 2018-124, Class NW, 3.500% 9/20/48	202,037	183,273
Series 2019-15, Class GT, 3.500% 2/20/49	124,361	112,619
Series 2024-97, Class FW, 30 day USD SOFR Average + 1.150% 5.494% FRN 6/20/54 (a)	269,034	268,886
Series 2024-30, Class AF, 30 day USD SOFR Average + 1.250% 5.594% FRN 2/20/54 (a)	436,034	436,235
		2,716,795
Pass-Through Securities — 35.1%
Federal Home Loan Mortgage Corp.
Pool #QD7213 2.000% 2/01/52	1,923,306	1,532,529
Pool #QE0312 2.000% 4/01/52	685,085	545,889
Pool #SD8194 2.500% 2/01/52	1,404,028	1,170,858
Pool #RA6815 2.500% 2/01/52	1,899,350	1,595,793
Pool #SD8205 2.500% 4/01/52	3,092,186	2,577,695
Pool #SD8212 2.500% 5/01/52	1,499,640	1,250,123
Pool #G08710 3.000% 6/01/46	81,421	72,493

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #ZM1779 3.000% 9/01/46	$409,845	$364,435
Pool #G08726 3.000% 10/01/46	615,825	548,300
Pool #G08732 3.000% 11/01/46	224,468	199,855
Pool #G08741 3.000% 1/01/47	620,372	551,378
Pool #QD8259 3.000% 3/01/52	1,717,439	1,490,653
Pool #SD8220 3.000% 6/01/52	2,213,378	1,919,548
Pool #G07848 3.500% 4/01/44	940,151	878,216
Pool #G60023 3.500% 4/01/45	880,026	818,191
Pool #G08711 3.500% 6/01/46	265,188	243,780
Pool #G08716 3.500% 8/01/46	373,086	342,968
Pool #G67700 3.500% 8/01/46	439,140	405,748
Pool #G08722 3.500% 9/01/46	65,402	60,123
Pool #G08742 3.500% 1/01/47	305,038	279,937
Pool #G08757 3.500% 4/01/47	77,571	71,188
Pool #ZA5103 3.500% 12/01/47	2,938	2,684
Pool #G67707 3.500% 1/01/48	1,595,484	1,477,654
Pool #G08800 3.500% 2/01/48	27,016	24,708
Pool #G08816 3.500% 6/01/48	215,348	196,820
Pool #G61556 3.500% 8/01/48	368,965	339,295
Pool #G60344 4.000% 12/01/45	468,720	447,929
Pool #G67711 4.000% 3/01/48	514,665	489,905
Pool #G67713 4.000% 6/01/48	2,134	2,027
Pool #SD3246 4.000% 8/01/52	1,600,071	1,492,728
Pool #RA7921 4.000% 9/01/52	1,476,385	1,380,160
Pool #SD5321 4.000% 10/01/52	1,636,090	1,527,411
Pool #SD5323 4.000% 1/01/54	841,987	785,728
Pool #G08843 4.500% 10/01/48	98,861	96,021
Pool #SD2322 4.500% 9/01/52	464,222	445,231
Pool #SD8275 4.500% 12/01/52	2,068,516	1,983,892
Pool #SD2730 4.500% 4/01/53	1,368,482	1,312,496
Pool #G08833 5.000% 7/01/48	65,005	65,130
Pool #G08844 5.000% 10/01/48	59,518	59,539
Federal National Mortgage Association
Pool #MA4176 2.000% 11/01/40	1,069,122	919,636
Pool #MA4333 2.000% 5/01/41	160,182	137,267
Pool #MA4158 2.000% 10/01/50	902,299	721,790
Pool #BQ6913 2.000% 12/01/51	2,034,354	1,621,014
Pool #MA4492 2.000% 12/01/51	1,548,303	1,233,719
Pool #BQ7006 2.000% 1/01/52	3,192,581	2,543,913
Pool #CB2802 2.000% 2/01/52	1,014,199	812,255
Pool #MA4547 2.000% 2/01/52	473,628	377,396
Pool #MA4562 2.000% 3/01/52	3,822,759	3,046,052
Pool #FS1598 2.000% 4/01/52	1,451,309	1,156,432
Pool #FS8510 2.000% 10/01/52	1,057,301	842,479
Pool #MA4512 2.500% 1/01/52	1,485,461	1,238,767
Pool #MA4548 2.500% 2/01/52	1,426,840	1,189,882
Pool #MA4563 2.500% 3/01/52	1,458,479	1,215,811
Pool #MA1607 3.000% 10/01/33	204,824	196,156
Pool #MA3811 3.000% 10/01/49	182,109	158,460
Pool #CB2430 3.000% 12/01/51	2,569,091	2,228,240
Pool #CB2545 3.000% 1/01/52	1,470,242	1,275,179
Pool #BV8477 3.000% 5/01/52	480,075	418,032
Pool #AB4262 3.500% 1/01/32	147,766	144,700
Pool #MA1512 3.500% 7/01/33	86,557	84,363
Pool #MA1148 3.500% 8/01/42	541,255	505,861
Pool #CA0996 3.500% 1/01/48	105,099	96,523
Pool #MA3305 3.500% 3/01/48	20,719	18,918
Pool #BL1132 3.730% 1/01/29	920,000	903,534

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA1146 4.000% 8/01/42	$219,475	$210,989
Pool #AS9830 4.000% 6/01/47	103,008	97,542
Pool #MA3027 4.000% 6/01/47	156,289	147,995
Pool #AS9972 4.000% 7/01/47	94,673	89,649
Pool #FS4947 4.000% 1/01/53	815,903	761,706
Pool #931504 4.500% 7/01/39	32,228	31,915
Pool #CA1710 4.500% 5/01/48	343,856	334,087
Pool #CA1711 4.500% 5/01/48	112,167	108,981
Pool #CA2208 4.500% 8/01/48	193,836	188,026
Pool #MA4701 4.500% 8/01/52	588,569	564,674
Pool #MA4733 4.500% 9/01/52	958,963	919,731
Pool #BW9897 4.500% 10/01/52	638,172	611,825
Pool #CB4800 4.500% 10/01/52	1,446,951	1,387,755
Pool #FS4701 4.500% 4/01/53	1,600,851	1,534,859
Pool #AD6374 5.000% 5/01/40	6,606	6,693
Pool #AI2733 5.000% 5/01/41	76,334	77,364
Pool #MA4978 5.000% 4/01/53	151,897	149,289
Pool #FS7252 5.000% 11/01/53	1,176,099	1,155,172
Pool #977014 5.500% 5/01/38	5,864	6,094
Pool #985524 5.500% 6/01/38	11,262	11,675
Pool #988578 5.500% 8/01/38	70,530	73,268
Pool #995482 5.500% 1/01/39	44,114	45,869
Pool #MA5107 5.500% 8/01/53	2,077,184	2,078,910
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	475,643	427,072
Pool #MA4718 3.000% 9/20/47	51,420	46,121
Pool #MA4836 3.000% 11/20/47	180,927	162,169
Pool #MA6209 3.000% 10/20/49	156,323	136,305
Pool #MA3521 3.500% 3/20/46	183,318	169,949
Pool #MA3597 3.500% 4/20/46	57,352	53,169
Pool #MA3663 3.500% 5/20/46	83,165	77,100
Pool #MA3937 3.500% 9/20/46	68,721	63,602
Pool #MA4127 3.500% 12/20/46	252,388	233,509
Pool #MA4262 3.500% 2/20/47	255,135	236,050
Pool #MA4382 3.500% 4/20/47	65,521	60,600
Pool #MA4719 3.500% 9/20/47	80,125	74,106
Pool #MA4837 3.500% 11/20/47	166,469	153,913
Pool #MA4900 3.500% 12/20/47	600,480	555,188
Pool #MA4653 4.000% 8/20/47	31,809	30,228
Pool #MA4838 4.000% 11/20/47	131,424	124,766
Pool #MA4901 4.000% 12/20/47	57,556	54,640
Pool #MA5078 4.000% 3/20/48	194,350	184,503
Pool #MA5466 4.000% 9/20/48	217,637	206,134
Pool #MA5399 4.500% 8/20/48	392,124	382,507
Pool #MA8347 4.500% 10/20/52	1,624,172	1,567,081
Pool #MA9963 4.500% 10/20/54	1,237,858	1,187,963
Pool #MA3666 5.000% 5/20/46	65,221	66,086
Pool #MA4199 5.000% 1/20/47	66,462	67,316
Pool #MA4454 5.000% 5/20/47	106,897	107,802
Pool #MA4722 5.000% 9/20/47	110,347	111,178
Government National Mortgage Association II, TBA
2.500% 4/20/55 (g)	4,475,000	3,815,994
4.000% 4/20/55 (g)	3,175,000	2,972,639
4.500% 4/20/55 (g)	1,625,000	1,559,273
5.000% 4/20/55 (g)	3,750,000	3,689,105
5.500% 4/20/55 (g)	2,150,000	2,154,713
Uniform Mortgage-Backed Security, TBA
2.000% 4/01/55 (g)	1,975,000	1,570,974

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.500% 4/01/55 (g)	$2,450,000	$2,037,328
3.000% 4/01/55 (g)	1,825,000	1,581,976
3.500% 3/01/52 (g)	6,550,000	5,906,258
4.000% 6/01/52 (g)	3,675,000	3,420,765
4.500% 4/01/55 (g)	3,000,000	2,870,977
5.000% 4/01/55 (g)	4,325,000	4,239,007
5.500% 4/01/55 (g)	2,125,000	2,122,261
		107,209,832
Whole Loans — 0.4%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%
7.840% FRN 3/25/42 (a) (d)	1,000,000	1,036,811

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $114,806,311)		110,963,438

U.S. TREASURY OBLIGATIONS — 38.9%
U.S. Treasury Bonds & Notes — 38.9%
U.S. Treasury Bonds
4.625% 2/15/55	14,064,000	14,158,455
4.750% 2/15/45	15,920,000	16,213,501
U.S. Treasury Inflation-Indexed Notes
2.125% 1/15/35	3,467,014	3,554,240
U.S. Treasury Notes
3.875% 3/31/27	17,585,000	17,578,119
3.875% 3/15/28	9,905,000	9,903,449
4.000% 3/31/30	44,363,000	44,449,681
4.625% 2/15/35	12,389,000	12,797,448
		118,654,893

TOTAL U.S. TREASURY OBLIGATIONS (Cost $117,653,941)		118,654,893

TOTAL BONDS & NOTES (Cost $343,816,406)		337,010,771

	Number of Shares
EQUITIES — 0.1%
COMMON STOCK — 0.1%
Communication Services — 0.1%
Intelsat SA (l)	7,225	263,265

TOTAL COMMON STOCK (Cost $676,994)		263,265

TOTAL EQUITIES (Cost $676,994)		263,265

TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $130,171)		84,146

TOTAL LONG-TERM INVESTMENTS (Cost $344,623,571)		337,358,182

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 2.4%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.383% (m)	644,295	$644,295

	Principal Amount
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/25, 2.750%, due 4/01/25 (n)	$5,708,866	5,708,866
U.S. Treasury Bill — 0.3%
U.S. Treasury Bill
4.280% 7/24/25 (h) (o)	1,055,000	1,041,077

TOTAL SHORT-TERM INVESTMENTS (Cost $7,394,345)		7,394,238

TOTAL INVESTMENTS — 113.0% (Cost $352,017,916) (p)		344,752,420

Other Assets/(Liabilities) — (13.0)%		(39,556,001)

NET ASSETS — 100.0%		$305,196,419

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
PIK	Payment in kind
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2025, these securities amounted to a value of $198,521 or 0.07% of net assets.
(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $50,358,975 or 16.50% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Security is perpetual and has no stated maturity date.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2025, was $4,313,841 or 1.41% of net assets. The Fund received $3,763,848 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).

MML Total Return Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2025.
(j)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not available as of March 31, 2025.
(k)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(l)	Non-income producing security.
(m)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2025. (Note 2).
(n)	Maturity value of $5,709,302. Collateralized by U.S. Government Agency obligations with a rate of 4.625%, maturity date of 6/30/26, and an aggregate market value, including accrued interest, of $5,823,188.
(o)	The rate shown represents yield-to-maturity.
(p)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
5-Year Interest Rate Swap, 2/3/2031	JP Morgan Chase Bank N.A.	1/30/26	4.52%##	Annually	12-Month USD SOFR	Annually	USD	6,845,000	$44,485	$64,685	$(20,200)
2-Year Interest Rate Swap, 2/3/2028	Morgan Stanley & Co. LLC	1/30/26	4.46%##	Annually	12-Month USD SOFR	Annually	USD	16,070,000	39,661	65,486	(25,825)
									$84,146	$130,171	$(46,025)

MML Total Return Bond Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	4/11/25	EUR	214,000	USD	232,319	$(811)
Citibank N.A.	4/11/25	USD	4,977,648	EUR	4,857,000	(276,715)
Citibank N.A.	4/11/25	EUR	5,133,000	USD	5,532,498	20,445
Citibank N.A.	7/11/25	USD	4,845,828	EUR	4,464,000	(8,342)
Goldman Sachs International	4/11/25	EUR	685,000	USD	733,450	7,591
Goldman Sachs International	4/11/25	GBP	108,000	USD	139,966	(460)
Goldman Sachs International	4/11/25	USD	139,393	GBP	108,000	(113)
Goldman Sachs International	4/11/25	USD	1,237,043	EUR	1,175,000	(34,087)
Goldman Sachs International	7/11/25	USD	139,950	GBP	108,000	456
						$(292,036)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	6/30/25	484	$99,777,156	$494,032
U.S. Treasury Note 5 Year	6/30/25	145	15,462,880	219,776
				$713,808
Short
Euro-BOBL	6/06/25	15	$(1,903,983)	$(6,511)
Euro-Bund	6/06/25	14	(1,948,574)	(1,680)
Euro-Buxl 30 Year Bond	6/06/25	2	(261,932)	4,020
U.S. Treasury Ultra 10 Year	6/18/25	28	(3,150,443)	(45,057)
U.S. Treasury Ultra Bond	6/18/25	15	(1,787,909)	(45,841)
				$(95,069)

##	Exercise Rate.

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund (the ''Trust'') is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a ''Fund'' or collectively as the ''Funds''):

MML Conservative Allocation Fund ("Conservative Allocation Fund")

MML Balanced Allocation Fund ("Balanced Allocation Fund")

MML Moderate Allocation Fund ("Moderate Allocation Fund")

MML Growth Allocation Fund ("Growth Allocation Fund")

MML Aggressive Allocation Fund ("Aggressive Allocation Fund")

MML American Funds Growth Fund

MML American Funds Core Allocation Fund

MML Blue Chip Growth Fund ("Blue Chip Growth Fund")

MML Equity Income Fund ("Equity Income Fund")

MML Equity Index Fund ("Equity Index Fund")

MML Focused Equity Fund ("Focused Equity Fund")

MML Foreign Fund ("Foreign Fund")

MML Fundamental Equity Fund ("Fundamental Equity Fund")

MML Fundamental Value Fund ("Fundamental Value Fund")

MML Global Fund ("Global Fund")

MML Income & Growth Fund ("Income & Growth Fund")

MML International Equity Fund ("International Equity Fund")

MML Large Cap Growth Fund ("Large Cap Growth Fund")

MML Managed Volatility Fund ("Managed Volatility Fund")

MML Mid Cap Growth Fund ("Mid Cap Growth Fund")

MML Mid Cap Value Fund ("Mid Cap Value Fund")

MML Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund")

MML Small Company Value Fund ("Small Company Value Fund")

MML Small/Mid Cap Value Fund ("Small/Mid Cap Value Fund")

MML Sustainable Equity Fund ("Sustainable Equity Fund")

MML Total Return Bond Fund ("Total Return Bond Fund")

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company ("MassMutual") and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are "funds of funds" series of the Trust, are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the "Allocation Funds") invest their investable assets in shares of series of the Trust and MML Series Investment Fund II advised by MML Investment Advisers, LLC ("MML Advisers") and non-affiliated mutual funds (together, the "MML Underlying Funds").

MML American Funds Growth Fund (the "Feeder Fund") invests all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series (the "Master Fund"). The Master Fund is an open-end investment company and organized as a Massachusetts business trust. The Feeder Fund has an investment objective that is consistent with the Master Fund. The Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Fund is directly affected by the performance of the Master Fund. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the "American Underlying Funds" and collectively with the MML Underlying Funds, the "Underlying Funds").

Notes to Portfolio of Investments (Unaudited) (Continued)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund's shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE's scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund's securities in accordance with MML Advisers' fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund's net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund's assets may still be affected on such days to the extent that a Fund or an Underlying Fund or the Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund is based upon the net asset value(s) of the Master Fund or Underlying Funds, as applicable. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information ("SAIs") for the Underlying Funds and the Master Fund, as applicable, explain the valuation methods for the Underlying Funds and the Master Fund, including the circumstances under which the Underlying Funds or the Master Fund, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission's ("SEC") EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Board of Trustees ("Trustees") have designated MML Advisers as the Funds' "valuation designee," responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund's assets will be subject to fair valuation in accordance with MML Advisers' fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or the Master Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds ("Private Company" or collectively, the "Private Companies") and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security's underlying assets and liabilities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company's capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Focused Equity Fund, Fundamental Value Fund, Income & Growth Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2025. The Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund characterized all investments at Level 1, as of March 31, 2025. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2025, for the remaining Funds' investments:

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$419,191,717	$879,155	$—	$420,070,872
Corporate Debt	—	1,124,916	—	1,124,916
Exchange-Traded Funds	6,660,670	—	—	6,660,670
Short-Term Investments	114	4,427,849	—	4,427,963
Total Investments	$425,852,501	$6,431,920	$—	$432,284,421

Equity Income Fund

Asset Investments
Common Stock	$307,606,295	$9,615,117	*	$—	$317,221,412
Preferred Stock	1,991,316	332,574	*	—	2,323,890
Short-Term Investments	1,283,085	1,749,026		—	3,032,111
Total Investments	$310,880,696	$11,696,717		$—	$322,577,413

Equity Index Fund

Asset Investments
Common Stock	$602,165,988	$—	$—	$602,165,988
Short-Term Investments	—	5,114,774	—	5,114,774
Total Investments	$602,165,988	$5,114,774	$—	$607,280,762

Liability Derivatives
Futures Contracts	$(18,461)	$—	$—	$(18,461)

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Fund

Asset Investments	Level 1	Level 2	Level 3	Level 4
Common Stock*
Australia	$—	$6,047,828	$—	$6,047,828
Belgium	—	4,730,597	—	4,730,597
Canada	1,817,931	—	—	1,817,931
China	—	1,642,114	—	1,642,114
Denmark	—	582,224	—	582,224
France	—	17,939,151	—	17,939,151
Germany	—	20,398,954	—	20,398,954
Hong Kong	—	2,923,529	—	2,923,529
Ireland	2,298,825	1,972,055	—	4,270,880
Israel	1,960,112	—	—	1,960,112
Italy	—	970,276	—	970,276
Japan	—	33,259,036	—	33,259,036
Luxembourg	—	2,921,071	—	2,921,071
Netherlands	—	6,165,642	—	6,165,642
Norway	—	3,840,836	—	3,840,836
Republic of Korea	—	1,976,127	—	1,976,127
Singapore	—	2,850,574	—	2,850,574
Sweden	—	4,545,775	—	4,545,775
Switzerland	—	3,151,181	—	3,151,181
United Kingdom	—	23,116,696	—	23,116,696
United States	4,493,428	18,258,017	—	22,751,445
Preferred Stock*
Germany	—	794,990	—	794,990
Total Investments	$10,570,296	$158,086,673	$—	$168,656,969

Fundamental Equity Fund

Asset Investments
Common Stock	$126,227,955	$1,898,660	*	$—	$128,126,615
Short-Term Investments	—	680,236		—	680,236
Total Investments	$126,227,955	$2,578,896		$—	$128,806,851

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Austria	$—	$882,918	$—	$882,918
Canada	3,285,283	—	—	3,285,283
Denmark	—	988,535	—	988,535
France	—	9,723,440	—	9,723,440
Germany	—	3,848,912	—	3,848,912
Greece	—	408,070	—	408,070
Ireland	1,459,099	—	—	1,459,099
Israel	1,676,579	—	—	1,676,579
Italy	—	1,036,094	—	1,036,094
Japan	—	2,286,602	—	2,286,602
Mexico	268,678	—	—	268,678
Netherlands	—	2,484,067	—	2,484,067
Republic of Korea	—	880,742	—	880,742
Spain	—	4,530,923	—	4,530,923
Switzerland	—	4,421,840	—	4,421,840
United Kingdom	727,150	9,526,161	—	10,253,311
United States	60,892,537	8,351,258	—	69,243,795
Short-Term Investments	684,772	—	—	684,772
Total Investments	$68,994,098	$49,369,562	$—	$118,363,660

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$3,143,488	$—	$3,143,488
Belgium	—	1,522,716	—	1,522,716
Canada	6,339,726	—	—	6,339,726
China	—	5,782,865	—	5,782,865
Denmark	—	5,250,454	—	5,250,454
France	—	35,776,753	—	35,776,753
Germany	—	31,547,447	—	31,547,447
Hong Kong	—	4,874,574	—	4,874,574
India	2,177,374	904,138	—	3,081,512
Indonesia	—	1,017,974	—	1,017,974
Ireland	—	1,777,115	—	1,777,115
Israel	1,896,522	—	—	1,896,522
Italy	2,953,274	5,331,418	—	8,284,692
Japan	—	29,477,183	—	29,477,183
Luxembourg	—	1,406,710	—	1,406,710
Netherlands	—	5,937,462	—	5,937,462
Portugal	—	1,106,845	—	1,106,845
Republic of Korea	—	2,208,226	—	2,208,226
Singapore	—	2,195,072	—	2,195,072
Spain	—	2,958,116	—	2,958,116
Sweden	—	2,533,332	—	2,533,332
Switzerland	—	13,000,592	—	13,000,592
Taiwan	2,639,068	—	—	2,639,068
United Kingdom	517,319	23,117,403	—	23,634,722
United States	3,700,032	20,208,403	—	23,908,435
Preferred Stock*
Republic of Korea	—	1,190,368	—	1,190,368
Short-Term Investments	1,071,586	2,359,412	—	3,430,998
Total Investments	$21,294,901	$204,628,066	$—	$225,922,967

Large Cap Growth Fund

Asset Investments
Common Stock	$186,788,651	$—	$—	$186,788,651
Short-Term Investments	1,168,524	2,397,010	—	3,565,534
Total Investments	$187,957,175	$2,397,010	$—	$190,354,185

Managed Volatility Fund

Asset Investments
Common Stock	$90,678,878	$—	$—		$90,678,878
Corporate Debt	—	—	—	+	—
Purchased Options	943,920	—	—		943,920
Rights	—	—	—	+	—
Short-Term Investments	—	1,016,425	—		1,016,425
Total Investments	$91,622,798	$1,016,425	$—		$92,639,223

Liability Derivatives
Written Options	$(590,492)	$—	$—		$(590,492)

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Growth Fund#

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$278,328,851	$—	$—	$278,328,851
Preferred Stock	—	97,086	—	97,086
Short-Term Investments	173,030	9,421,262	—	9,594,292
Total Investments	$278,501,881	$9,518,348	$—	$288,020,229

Mid Cap Value Fund

Asset Investments
Common Stock	$219,329,428	$18,180,666	*	$—	$237,510,094
Preferred Stock	—	1,919,582	*	—	1,919,582
Exchange-Traded Funds	1,739,898	—		—	1,739,898
Short-Term Investments	—	4,251,333		—	4,251,333
Total Investments	$221,069,326	$24,351,581		$—	$245,420,907

Asset Derivatives
Forward Contracts	$—	$25,804		$—	$25,804

Small Cap Growth Equity Fund

Asset Investments
Common Stock	$129,492,569	$—	$—	$129,492,569
Exchange-Traded Funds	136,252	—	—	136,252
Short-Term Investments	834,137	1,158,960	—	1,993,097
Total Investments	$130,462,958	$1,158,960	$—	$131,621,918

Small Company Value Fund

Asset Investments
Common Stock	$57,481,215	$537,912	*	$—	$58,019,127
Short-Term Investments	337,848	222,862		—	560,710
Total Investments	$57,819,063	$760,774		$—	$58,579,837

Liability Derivatives
Forward Contracts	$—	$(2,553)		$—	$(2,553)

Notes to Portfolio of Investments (Unaudited) (Continued)

Sustainable Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$126,368,232	$1,247,272	*	$—	$127,615,504
Exchange-Traded Funds	1,009,173	—		—	1,009,173
Short-Term Investments	—	159,104		—	159,104
Total Investments	$127,377,405	$1,406,376		$—	$128,783,781

Asset Derivatives
Forward Contracts	$—	$2,523		$—	$2,523

Liability Derivatives
Forward Contracts	$—	$(20)		$—	$(20)

Total Return Bond Fund

Asset Investments
Bank Loans	$—	$3,801,195	$—	$3,801,195
Corporate Debt	—	43,993,394	—	43,993,394
Municipal Obligations	—	2,304,841	—	2,304,841
Non-U.S. Government Agency Obligations	—	55,736,329	—	55,736,329
Sovereign Debt Obligations	—	1,556,681	—	1,556,681
U.S. Government Agency Obligations and Instrumentalities	—	110,963,438	—	110,963,438
U.S. Treasury Obligations	—	118,654,893	—	118,654,893
Common Stock	263,265	—	—	263,265
Purchased Options	—	84,146	—	84,146
Short-Term Investments	644,295	6,749,943	—	7,394,238
Total Investments	$907,560	$343,844,860	$—	$344,752,420
Liability Investments
Unfunded Bank Loan Commitments**	$—	$(15)	$—	$(15)

Asset Derivatives
Forward Contracts	$—	$28,492	$—	$28,492
Futures Contracts	717,828	—	—	717,828
Total	$717,828	$28,492	$—	$746,320

Liability Derivatives
Forward Contracts	$—	$(320,528)	$—	$(320,528)
Futures Contracts	(99,089)	—	—	(99,089)
Total	$(99,089)	$(320,528)	$—	$(419,617)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

+	Represents a security at $0 value as of March 31, 2025.

#	The value of the investments categorized within Level 3 excludes certain securities which are valued based on expected proceeds from an executed securities purchase agreement representing an estimated fair market value of $97,086. These securities are footnoted within the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and Prospectus(es) and SAI(s) which can be found on the SEC's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds' securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2025, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds' cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and International Equity Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may also invest in foreign securities. In addition, certain Underlying Funds or the Master Fund may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Notes to Portfolio of Investments (Unaudited) (Continued)

Market Risk

The value of a Fund's portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Code, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At March 31, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$237,039,064	$4,837,771	$(13,423,683)	$(8,585,912)
Balanced Allocation Fund	295,067,445	6,053,143	(17,260,114)	(11,206,971)
Moderate Allocation Fund	972,994,436	26,337,652	(42,285,346)	(15,947,694)
Growth Allocation Fund	885,544,080	30,934,736	(38,331,067)	(7,396,331)
Aggressive Allocation Fund	117,066,725	4,049,302	(2,979,224)	1,070,078
MML American Funds Growth Fund	213,528,283	58,393,465	–	58,393,465
MML American Funds Core Allocation Fund	510,133,013	70,625,756	(23,440,512)	47,185,244
Blue Chip Growth Fund	269,768,106	168,807,235	(6,290,920)	162,516,315
Equity Income Fund	254,038,166	79,803,318	(11,264,071)	68,539,247
Equity Index Fund	282,722,826	338,839,979	(14,282,043)	324,557,936
Focused Equity Fund	208,114,966	40,870,227	(5,392,977)	35,477,250
Foreign Fund	145,468,437	36,127,116	(12,938,584)	23,188,532
Fundamental Equity Fund	101,277,026	30,297,459	(2,767,634)	27,529,825
Fundamental Value Fund	130,323,629	28,408,900	(3,705,381)	24,703,519
Global Fund	98,550,257	26,918,899	(7,105,496)	19,813,403
Income & Growth Fund	112,368,741	26,284,063	(5,479,392)	20,804,671
International Equity Fund	211,491,388	39,422,337	(24,990,758)	14,431,579
Large Cap Growth Fund	132,717,492	64,563,976	(6,927,283)	57,636,693
Managed Volatility Fund	53,257,581	41,752,286	(2,370,644)	39,381,642
Mid Cap Growth Fund	257,542,373	52,992,061	(22,514,205)	30,477,856
Mid Cap Value Fund	239,484,384	19,972,387	(14,035,864)	5,936,523
Small Cap Growth Equity Fund	122,568,645	24,904,718	(15,851,445)	9,053,273
Small Company Value Fund	61,267,503	5,556,647	(8,244,313)	(2,687,666)
Small/Mid Cap Value Fund	116,492,991	11,557,231	(11,108,812)	448,419
Sustainable Equity Fund	98,370,070	34,460,322	(4,046,611)	30,413,711
Total Return Bond Fund	352,017,916	2,880,808	(10,146,304)	(7,265,496)

Notes to Portfolio of Investments (Unaudited) (Continued)

4. New Accounting Pronouncements

In this reporting period, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

MML Advisers acts as each Fund's CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund's portfolio managers as a team. The financial information in the form of each Fund's portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment's performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, is consistent with that presented within each Fund's financial statements.

5. Subsequent Events

Management has evaluated the events and transactions subsequent to March 31, 2025, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds' Portfolios of Investments other than those disclosed below.

Effective April 28, 2025 (the "Termination Date"), the Fundamental Value Fund (the "Fund") was dissolved pursuant to a Plan of Liquidation, approved by the Trustees. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.